OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05686
AIM Investment Securities Funds (Invesco Investment Securities Funds)1

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/282, 8/313
Date of reporting period: 11/30/10

[1]	Funds included are: Invesco Core Bond Fund, Invesco Dynamics Fund, Invesco Global Real Estate Fund, Invesco High Yield Fund, Invesco High Yield Securities Fund, Invesco Income Fund, Invesco Limited Maturity Treasury Fund, Invesco Money Market Fund, Invesco Municipal Bond Fund, Invesco Real Estate Fund, Invesco Short Term Bond Fund, Invesco U.S. Government Fund, Invesco Van Kampen Core Plus Fixed Income Fund, Invesco Van Kampen Corporate Bond Fund and Invesco Van Kampen High Yield Fund.

[2]	The Funds with the fiscal year end 2/28 are: Invesco Core Bond Fund, Invesco Dynamics Fund, Invesco Global Real Estate Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco Limited Maturity Treasury Fund, Invesco Money Market Fund, Invesco Municipal Bond Fund, Invesco Real Estate Fund, Invesco Short Term Bond Fund and Invesco U.S. Government Fund.

[3]	The Funds with the fiscal year ended 8/31are: Invesco High Yield Securities Fund, Invesco Van Kampen Core Plus Fixed Income Fund, Invesco Van Kampen Corporate Bond Fund and Invesco Van Kampen High Yield Fund.

Item 1. Schedule of Investments.

Invesco Core Bond Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us     CBD-QTR-1   11/10     Invesco Advisers, Inc.

Schedule of Investments(a)
November 30, 2010
(Unaudited)

	Principal
	Amount	Value
Bonds & Notes—43.92%
Aerospace & Defense—0.13%
Raytheon Co., Sr. Unsec. Notes, 1.63%, 10/15/15	$470,000	$461,850

Agricultural Products—0.19%
Corn Products International Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	635,000	682,000

Airlines—1.30%
American Airlines Pass Through Trust, Series 2001-2, Class A-2, Sec. Global Pass Through Ctfs., 7.86%, 10/01/11	2,000,000	2,092,500
Continental Airlines Inc., Series 2009-1, Class A, Sec. Pass Through Ctfs., 9.00%, 07/08/16	1,612,092	1,865,996
Delta Air Lines, Inc., Series 2009-1, Class A, Sr. Sec. Pass Through Ctfs., 7.75%, 12/17/19	629,510	710,560

		4,669,056

Automotive Retail—0.23%
Advance Auto Parts Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	760,000	821,750

Brewers—0.47%
Anheuser-Busch InBev Worldwide Inc., Sr. Unsec. Gtd. Global Notes, 3.00%, 10/15/12	1,620,000	1,675,724

Broadcasting—1.39%
COX Communications Inc., Sr. Unsec. Bonds, 8.38%, 03/01/39(b)	1,170,000	1,531,412
Sr. Unsec. Notes, 6.75%, 03/15/11	1,000,000	1,017,624
Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 6.35%, 06/01/40	2,240,000	2,456,773

		5,005,809

Cable & Satellite—0.85%
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	1,210,000	1,349,150
Time Warner Cable Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	515,000	542,969
5.88%, 11/15/40	1,180,000	1,169,743

		3,061,862

Communications Equipment—0.63%
Motorola Inc., Sr. Unsec. Global Notes, 8.00%, 11/01/11	2,145,000	2,267,641

	Principal
	Amount	Value
Computer & Electronics Retail—0.62%
Best Buy Co. Inc., Sr. Unsec. Global Notes, 6.75%, 07/15/13	$2,010,000	$2,231,501

Consumer Finance—0.12%
SLM Corp., Series A, Sr. Unsec. Medium- Term Notes, 5.00%, 10/01/13	440,000	437,251

Department Stores—0.20%
Macy’s Retail Holdings Inc., Sr. Unsec. Gtd. Notes, 5.35%, 03/15/12	685,000	707,263

Diversified Banks—4.42%
ANZ National Int’l Ltd. (New Zealand), Sr. Unsec. Gtd. Notes, 2.38%, 12/21/12(b)	1,080,000	1,099,826
Banco Bradesco S.A. (Brazil), Sr. Notes, 4.10%, 03/23/15(b)	415,000	426,209
Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	1,025,000	1,060,702
Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 6.75%, 05/22/19	2,435,000	2,781,159
Unsec. Sub. Global Notes, 5.14%, 10/14/20	810,000	745,408
HBOS PLC (United Kingdom), Series G, Unsec. Sub. Medium-Term Notes, 6.75%, 05/21/18(b)	1,000,000	965,259
Lloyds TSB Bank PLC (United Kingdom), Unsec. Gtd. Sub. Medium-Term Notes, 6.50%, 09/14/20(b)	955,000	908,393
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	975,000	1,007,318
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 5.50%, 11/18/14(b)	1,880,000	2,070,183
3.85%, 04/27/15(b)	575,000	598,455
US Bank N.A., Sub. Variable Rate Notes, 3.78%, 04/29/20(c)	1,400,000	1,444,901
Vnesheconombank Via VEB Finance Ltd (Russia), Gtd. Bonds, 6.80%, 11/22/25(b)	540,000	532,388
VTB Bank Via VTB Capital S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.55%, 10/13/20(b)	1,335,000	1,324,320
Wachovia Corp., Series G, Sr. Unsec. Medium-Term Notes, 5.50%, 05/01/13	830,000	908,067

		15,872,588

See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

	Principal
	Amount	Value
Diversified Capital Markets—1.08%
Credit Suisse AG (Switzerland), Sr. Unsec. Medium-Term Notes, 4.38%, 08/05/20	$1,185,000	$1,178,998
Sub. Global Notes, 5.40%, 01/14/20	350,000	364,616
UBS AG (Switzerland), Sr. Unsec. Floating Rate Medium-Term Global Notes, 1.38%, 02/23/12(c)	1,000,000	1,008,986
Sr. Unsec. Medium-Term Notes, 5.75%, 04/25/18	1,200,000	1,334,797

		3,887,397

Diversified Metals & Mining—0.16%
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	510,000	568,491

Diversified REIT’s—0.24%
Qatari Diar Finance QSC (Mult. Countries), Unsec. Gtd. Unsub. Notes, 5.00%, 07/21/20(b)	845,000	870,372
Electric Utilities—2.79%
Carolina Power & Light Co., Sec. First Mortgage Bonds, 5.30%, 01/15/19	585,000	671,420
DCP Midstream LLC, Sr. Unsec. Notes, 9.75%, 03/15/19(b)	955,000	1,257,287
Enel Finance International S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	1,270,000	1,313,149
Indiana Michigan Power Co., Series I, Sr. Unsec. Notes, 7.00%, 03/15/19	1,000,000	1,209,851
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	2,685,000	2,997,384
PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	770,000	886,481
Virginia Electric & Power Co., Sr. Unsec. Notes, 5.10%, 11/30/12	755,000	818,158
5.00%, 06/30/19	780,000	876,565

		10,030,295

Environmental & Facilities Services—0.31%
Waste Management Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	1,025,000	1,122,862

Food Retail—0.18%
WM. Wrigley Jr. Co., Sr. Sec. Gtd. Floating Rate Notes, 1.66%, 06/28/11(b)(c)	660,000	661,419

Gold—0.53%
Gold Fields Orogen Holding BVI Ltd. (Mali), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	1,935,000	1,904,259

Health Care Equipment—0.32%
Boston Scientific Corp., Sr. Unsec. Notes, 6.00%, 01/15/20	1,080,000	1,165,751

	Principal
	Amount	Value
Health Care Services—0.95%
Express Scripts Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 06/15/14	$2,500,000	$2,839,581
Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	575,000	582,984

		3,422,565

Hotels, Resorts & Cruise Lines—1.35%
Hyatt Hotels Corp., Sr. Unsec. Notes, 5.75%, 08/15/15(b)	2,395,000	2,589,893
Wyndham Worldwide Corp., Sr. Unsec. Notes, 7.38%, 03/01/20	2,055,000	2,247,656

		4,837,549

Industrial Conglomerates—0.94%
Hutchison Whampoa International Ltd. (Cayman Islands), Gtd. Notes, 5.75%, 09/11/19(b)	1,000,000	1,092,245
Sr. Unsec. Gtd. Notes, 7.63%, 04/09/19(b)	925,000	1,130,224
NBC Universal, Inc., Sr. Unsec. Notes, 2.10%, 04/01/14(b)	580,000	584,099
5.95%, 04/01/41(b)	550,000	561,770

		3,368,338

Integrated Telecommunication Services—1.46%
AT&T Inc., Sr. Unsec. Global Notes, 6.70%, 11/15/13	1,000,000	1,149,704
2.50%, 08/15/15	890,000	904,242
British Telecommunications PLC (United Kingdom), Sr. Unsec. Global Notes, 9.38%, 12/15/10	2,390,000	2,396,891
Windstream Georgia Communications Corp., Sr. Unsec. Notes, 6.50%, 11/15/13	797,000	807,100

		5,257,937

Internet Retail—0.37%
Expedia Inc., Sr. Unsec. Gtd. Notes, 5.95%, 08/15/20(b)	1,280,000	1,312,293
Investment Banking & Brokerage—3.17%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	1,090,000	1,136,699
Goldman Sachs Group Inc. (The), Sr. Global Notes, 3.70%, 08/01/15	605,000	618,565
Sr. Unsec. Global Notes, 5.13%, 01/15/15	780,000	840,448
Unsec. Sub. Global Notes, 6.75%, 10/01/37	520,000	526,082
Jefferies Group Inc., Sr. Unsec. Notes, 8.50%, 07/15/19	1,305,000	1,525,234
Merrill Lynch & Co. Inc., Series C, Sr. Unsec. Medium-Term Global Notes, 5.45%, 02/05/13	3,530,000	3,728,379
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

	Principal
	Amount	Value
Investment Banking & Brokerage—(continued)
Morgan Stanley, Sr. Unsec. Medium-Term Global Notes, 6.00%, 05/13/14	$955,000	$1,042,935
Sr. Unsec. Notes, 3.45%, 11/02/15	2,010,000	1,974,423

		11,392,765

Life & Health Insurance—1.61%
Aflac Inc., Sr. Unsec. Notes, 6.45%, 08/15/40	875,000	896,381
Pacific Life Global Funding, Sr. Sec. Notes, 5.15%, 04/15/13(b)	1,385,000	1,496,301
Prudential Financial Inc., Jr. Unsec. Sub. Variable Rate Global Notes, 8.88%, 06/15/38(c)	1,640,000	1,896,764
Series D, Sr. Unsec. Medium-Term Notes, 3.88%, 01/14/15	1,405,000	1,473,058

		5,762,504

Life Sciences Tools & Services—0.49%
Life Technologies Corp., Sr. Notes, 6.00%, 03/01/20	1,590,000	1,765,085

Managed Health Care—0.63%
UnitedHealth Group Inc., Sr. Unsec. Notes, 4.88%, 02/15/13	2,120,000	2,267,526

Mortgage Backed Securities—0.27%
U.S. Bank N.A., Sr. Unsec. Medium- Term Global Notes, 5.92%, 05/25/12	911,214	960,457

Multi-Line Insurance—1.05%
Metropolitan Life Global Funding I, Sr. Sec. Global Notes, 5.13%, 04/10/13(b)	3,460,000	3,750,353

Multi-Utilities—0.67%
Pacific Gas & Electric Co., Sr. Unsec. Notes, 6.25%, 12/01/13	1,300,000	1,473,790
5.40%, 01/15/40	900,000	924,004

		2,397,794

Office Electronics—0.41%
Xerox Corp., Sr. Unsec. Notes, 6.88%, 08/15/11	1,400,000	1,460,242

Office REIT’s—0.34%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 5.88%, 02/01/20	1,155,000	1,217,638

Oil & Gas Drilling—0.45%
Transocean Inc. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 4.95%, 11/15/15	1,555,000	1,621,386

	Principal
	Amount	Value
Oil & Gas Exploration & Production—0.36%
Anadarko Petroleum Corp., Sr. Unsec. Notes, 7.63%, 03/15/14	$50,000	$56,373
6.38%, 09/15/17	515,000	556,913
Petrobras International Finance Co. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 6.88%, 01/20/40	625,000	690,725

		1,304,011

Oil & Gas Storage & Transportation—3.41%
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 7.63%, 02/15/12	3,615,000	3,881,055
5.20%, 09/01/20	985,000	1,050,933
6.45%, 09/01/40	990,000	1,076,118
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	2,270,000	2,508,694
Williams Partners L.P., Sr. Unsec. Global Notes, 3.80%, 02/15/15	2,405,000	2,533,200
6.30%, 04/15/40	1,130,000	1,205,918

		12,255,918

Other Diversified Financial Services—2.72%
Bank of America Corp., Sr. Unsec. Global Notes, 3.70%, 09/01/15	420,000	415,350
Citigroup Inc., Sr. Unsec. Global Notes, 5.10%, 09/29/11	1,670,000	1,728,179
6.01%, 01/15/15	2,100,000	2,302,658
5.88%, 05/29/37	385,000	371,472
Countrywide Financial Corp., Sr. Unsec. Gtd. Medium-Term Global Notes, 5.80%, 06/07/12	1,510,000	1,588,497
General Electric Capital Corp., Series A, Sr. Unsec. Medium-Term Global Notes, 6.88%, 01/10/39	890,000	999,072
JPMorgan Chase Capital XXVII, Series AA, Jr. Unsec. Gtd. Sub. Notes, 7.00%, 11/01/39	2,300,000	2,356,399
Twin Reefs Pass-Through Trust, Floating Rate Pass Through Ctfs., 1.39% (Acquired 12/07/04-10/03/06; Cost $1,104,833)(b)(c)(d)(e)	1,110,000	—

		9,761,627

Packaged Foods & Meats—0.56%
Grupo Bimbo SAB de CV (Mexico), Sr. Unsec. Gtd. Notes, 4.88%, 06/30/20(b)	760,000	781,702
Kraft Foods Inc., Sr. Unsec. Global Notes, 2.63%, 05/08/13	940,000	970,278
4.13%, 02/09/16	225,000	241,822

		1,993,802

Railroads—0.30%
CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/41	1,075,000	1,064,175

See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

	Principal
	Amount	Value
Regional Banks—0.43%
PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 02/08/15	$1,475,000	$1,534,818

Research & Consulting Services—0.14%
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 8.00%, 01/15/11(b)	500,000	504,146

Sovereign Debt—1.32%
Brazilian Government International Bond (Brazil), Sr. Unsec. Global Notes, 5.88%, 01/15/19	1,315,000	1,516,359
Mexico Government International Bond (Mexico), Series A, Sr. Unsec. Medium-Term Global Notes, 6.05%, 01/11/40	300,000	321,000
Russian Foreign Bond (Russia), Sr. Unsec. Euro Bonds, 5.00%, 04/29/20(b)	1,200,000	1,200,900
Sr. Unsec. Notes, 3.63%, 04/29/15(b)	1,700,000	1,706,588

		4,744,847

Specialized Finance—1.25%
NASDAQ OMX Group Inc. (The), Sr. Unsec. Notes, 4.00%, 01/15/15	1,415,000	1,466,979
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Global Bonds, 10.38%, 11/01/18	2,130,000	3,020,697

		4,487,676

Specialized REIT’s—1.27%
Entertainment Properties Trust, Sr. Unsec. Gtd. Notes, 7.75%, 07/15/20(b)	3,415,000	3,600,760
Healthcare Realty Trust Inc., Sr. Unsec. Notes, 6.50%, 01/17/17	865,000	944,284

		4,545,044

Specialty Properties—0.34%
Health Care REIT Inc., Sr. Unsec. Notes, 4.95%, 01/15/21	1,220,000	1,210,537
Steel—0.99%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 9.00%, 02/15/15	845,000	1,022,862
Sr. Unsec. Global Notes, 7.00%, 10/15/39	1,185,000	1,203,320
Vale Overseas Ltd., Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	710,000	720,847
6.88%, 11/10/39	535,000	591,929

		3,538,958

Wireless Telecommunication Services—0.51%
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)	1,835,000	1,837,992

Total Bonds & Notes (Cost $148,842,107)		157,683,124

	Principal
	Amount	Value
U.S. Government Sponsored Mortgage Backed Securities—34.60%
Federal Home Loan Mortgage Corp. (FHLMC)—15.48%
Pass Through Ctfs., 6.00%, 08/01/14 to 02/01/34	$1,211,742	$1,330,156
5.50%, 05/01/16 to 02/01/37	38,871	42,137
6.50%, 05/01/16 to 08/01/34	255,537	285,722
7.00%, 06/01/16 to 10/01/34	3,887,324	4,490,018
7.50%, 04/01/17 to 03/01/32	1,358,003	1,598,493
5.00%, 07/01/34	969,842	1,029,777
Pass Through Ctfs., TBA, 4.50%, 12/01/39(f)	15,620,000	16,222,838
5.00%, 12/01/39(f)	2,500,000	2,642,970
5.50%, 12/01/39(f)	20,000,000	21,428,120
6.00%, 12/01/39(f)	6,000,000	6,506,250

		55,576,481

Federal National Mortgage Association (FNMA)—18.05%
Pass Through Ctfs., 7.50%, 11/01/15 to 08/01/36	1,995,213	2,305,952
7.00%, 12/01/15 to 02/01/34	2,147,839	2,454,271
6.50%, 05/01/16 to 01/01/37	775,357	875,563
6.00%, 05/01/17 to 03/01/37	152,858	166,055
5.00%, 03/01/18 to 12/01/39	22,525,087	23,941,445
5.50%, 11/01/18 to 03/01/21	271,587	296,118
8.00%, 08/01/21 to 04/01/32	34,766	40,624
3.50%, 12/01/25	3,500,000	3,580,391
Pass Through Ctfs., TBA, 4.50%, 12/01/24(f)	5,000,000	5,272,655
4.00%, 12/01/25 to 12/01/40(f)	17,980,000	18,369,103
5.50%, 12/01/25(f)	1,900,000	2,065,063
6.00%, 12/01/39(f)	5,000,000	5,441,410

		64,808,650

Government National Mortgage Association (GNMA)—1.07%
Pass Through Ctfs., 7.50%, 06/15/23 to 05/15/32	86,807	100,111
8.50%, 02/15/25	8,451	8,669
8.00%, 08/15/25	2,921	3,446
6.56%, 01/15/27	187,746	214,521
7.00%, 04/15/28 to 09/15/32	752,632	868,753
6.00%, 11/15/28 to 02/15/33	286,164	318,887
6.50%, 01/15/29 to 03/15/37	1,371,059	1,569,778
5.50%, 06/15/35	454,482	496,326
5.00%, 07/15/35 to 08/15/35	241,990	260,066

		3,840,557

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $121,999,765)		124,225,688

Asset-Backed Securities—21.36%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Variable Rate Pass Through Ctfs., 2.66%, 08/25/33(c)	1,172,648	1,104,056
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

	Principal
	Amount	Value
Asset-Backed Securities—(continued)
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A4, Pass Through Ctfs., 4.52%, 11/11/41	$1,845,000	$1,891,957
Series 2004-PWR6, Class A6, Pass Through Ctfs., 4.83%, 11/11/41	1,380,000	1,484,708
Series 2005-PWR8, Class A4, Pass Through Ctfs., 4.67%, 06/11/41	2,675,000	2,832,165
Series 2006-PW11, Class A4, Variable Rate Pass Through Ctfs., 5.62%, 03/11/39(c)	2,948,000	3,217,452
Series 2006-T24, Class A3, Pass Through Ctfs., 5.53%, 10/12/41	1,500,000	1,600,979
Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/41	3,000,000	3,274,426
Chase Issuance Trust, Series 2007, Class A17, Pass Through Ctfs., 5.12%, 10/15/14	2,560,000	2,763,539
Series 2009, Class A3, Pass Through Ctfs., 2.40%, 06/17/13	1,110,000	1,120,604
Citibank Credit Card Issuance Trust, Series 2009-A5, Class A5, Pass Through Ctfs., 2.25%, 12/23/14	3,000,000	3,072,937
Citigroup Mortgage Loan Trust Inc., Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 2.48%, 08/25/34(c)	3,622,399	3,706,582
Countrywide Asset-Backed Ctfs., Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 09/25/37	831,548	818,354
Credit Suisse Mortgage Capital Ctfs., Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.88%, 09/26/34(b)(c)	1,946,410	1,841,369
Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37(b)	1,053,889	1,035,551
Discover Card Master Trust,Series 2010- A1, Class A1, Floating Rate Pass Through Ctfs., 0.90%, 09/15/15(c)	1,135,000	1,141,540
Fannie Mac REMICS, Series 2003-109, Class CX, Pass Through Ctfs., 4.00%, 07/25/16	549,534	557,621
Series 2005-35, Class AC, Pass Through Ctfs., 4.00%, 08/25/18	624,434	641,715
Series 2575, Class KA, Pass Through Ctfs., 5.00%, 11/15/17	255,171	266,875
Series 2704, Class BA, Pass Through Ctfs., 4.50%, 02/15/20	142,210	143,524

	Principal
	Amount	Value
Asset-Backed Securities—(continued)
FDIC Structured Sale Gtd. Notes, Series 2010-S1, Class 1A, Floating Rate Pass Through Ctfs., 0.81%, 02/25/48(b)(c)	$1,630,825	$1,635,751
Freddie Mac REMICS, Series 2611, Class HA, Pass Through Ctfs., 4.00%, 10/15/21	3,413,867	3,478,996
Series 2937, Class JD, Pass Through Ctfs., 5.00%, 03/15/28	1,537,504	1,568,228
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, Pass Through Ctfs., 4.75%, 07/10/39	2,705,000	2,889,401
Series 2010-C1, Class C, Variable Rate Pass Through Ctfs., 5.64%, 08/10/43(b)(c)	530,000	542,697
LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class A4, Pass Through Ctfs., 4.74%, 02/15/30	780,000	825,675
Series 2005-C3, Class A5, Pass Through Ctfs., 4.74%, 07/15/30	3,000,000	3,198,818
Morgan Stanley Capital I, Series 2008-T29, Class A1, Pass Through Ctfs., 6.23%, 01/11/43	1,831,866	1,946,792
Series 2005-T19, Class A4A, Pass Through Ctfs., 4.89%, 06/12/47	2,608,000	2,821,956
Option One Mortgage Securities Corp., Series 2007-4A, Floating Rate Notes, 0.36%, 04/25/12 (Acquired 5/11/07; Cost $628,489)(b)(c)	628,489	455,089
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A2, Pass Through Ctfs., 6.36%, 03/12/34	2,064,676	2,077,306
RBSCF Trust, Series 2010-RR3, Class MS4A, Variable Rate Pass Through Ctfs., 4.97%, 04/16/40(b)(c)	3,500,000	3,725,675
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.77%, 08/15/39(c)	680,000	717,337
USAA Auto Owner Trust, Series 2009- 1, Class A3, Pass Through Ctfs., 3.02%, 06/17/13	1,980,723	2,004,453
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A4, Pass Through Ctfs., 4.94%, 04/15/42	3,670,000	3,952,061
Series 2005-C21, Class A4, Variable Rate Pass Through Ctfs., 5.37%, 10/15/44(c)	1,500,000	1,642,373
Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.38%, 10/15/44(c)	1,490,000	1,433,185
Series 2005-C21, Class AM, Variable Rate Pass Through Ctfs., 5.38%, 10/15/44(c)	1,660,000	1,728,930
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

	Principal
	Amount	Value
Asset-Backed Securities—(continued)
WaMu Mortgage Trust, Series 2003- AR8, Class A, Floating Rate Pass Through Ctfs., 2.72%, 08/25/33(c)	$2,818,146	$2,862,874
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 4.46%, 07/25/34(c)	1,730,740	1,765,675
Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.76%, 12/25/34(c)	2,964,810	2,887,488

Total Asset-Backed Securities (Cost $69,078,515)		76,676,714

U.S. Treasury Securities—17.97%
U.S. Treasury Bills—0.11%
U.S. Treasury Bills, 0.19%, 01/20/11(g)(h)	400,000	399,896
U.S. Treasury Notes—12.58%
4.50%, 04/30/12	10,900,000	11,536,117
1.88%, 02/28/14	8,010,000	8,285,344
2.25%, 05/31/14	19,395,000	20,301,110
2.75%, 05/31/17	4,800,000	5,022,000

		45,144,571

U.S. Treasury Bonds—5.28%
6.25%, 05/15/30	2,000,000	2,689,687
5.38%, 02/15/31	11,420,000	13,944,891
3.50%, 02/15/39	940,000	845,119
4.50%, 08/15/39	1,370,000	1,465,900

		18,945,597

Total U.S. Treasury Securities (Cost $61,236,612)		64,490,064

Municipal Obligations—1.06%
California (State of), Series 2010 Various Purpose Unlimited Tax GO, 5.75%, 03/01/17	555,000	592,307
Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4 Project J) Series 2010 A, Build America Taxable RB, 6.64%, 04/01/57	1,515,000	1,512,652
Texas (State of) Transportation Commission; Series 2010 B, Taxable First Tier Build America RB, 5.18%, 04/01/30	1,680,000	1,697,942

Total Municipal Obligations (Cost $3,753,731)		3,802,901

	Shares
Money Market Funds—3.32%
Liquid Assets Portfolio — Institutional Class (i)	5,962,523	5,962,523
Premier Portfolio — Institutional Class (i)	5,962,523	5,962,523
Total Money Market Funds (Cost $11,925,046)		11,925,046
TOTAL INVESTMENTS—122.23% (Cost $416,835,776)		438,803,537
OTHER ASSETS LESS LIABILITIES—(22.23)%		(79,812,794)

NET ASSETS—100.00%		$358,990,743

Investment Abbreviations:

Ctfs.	—	Certificates
GO	—	General Obligation Bonds
Gtd.	—	Guaranteed
Jr.	—	Junior
RB	—	Revenue Bonds
REIT	—	Real Estate Investment Trust
REMICS	—	Real Estate Mortgage Investment Conduits
Sec.	—	Secured
Sr.	—	Senior
Sub.	—	Subordinated
TBA	—	To Be Announced
Unsec.	—	Unsecured
Unsub.	—	Unsubordinated
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2010 was $47,985,028, which represented 13.37% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2010.

(d)	Perpetual bond with no specified maturity date.

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at November 30, 2010 represented 0.00% of the Fund’s Net Assets.

(f)	Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(i)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Core Bond Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
     In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
     Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
Invesco Core Bond Fund

D.	Dollar Roll and Forward Commitment Transactions — (continued)
     At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
     Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
E.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco Core Bond Fund

          The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended November 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$11,925,046	$—	$—	$11,925,046
U.S. Treasury Securities	—	64,490,064	—	64,490,064
U.S. Government Sponsored Securities	—	124,225,688	—	124,225,688
Corporate Debt Securities	—	157,683,124	—	157,683,124
Asset Backed Securities	—	76,221,625	455,089	76,676,714
Municipal Obligations	—	3,802,901	—	3,802,901

	$11,925,046	$426,423,402	$455,089	$438,803,537

Futures*	(315,498)	—	—	(315,498)

Total Investments	$11,609,548	$426,423,402	$455,089	$438,488,039

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of November 30, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk Futures contracts (a)	$22,651	$(338,149)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.
Effect of Derivative Instruments for the nine months ended November 30, 2010
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss)
on Statement of
Operations
Futures *

Realized Gain (Loss) Interest rate risk	$(1,092,035)

Change in Unrealized Appreciation Interest rate risk	481,160

Total	$610,878

*	The average value of futures outstanding during the period was $58,389,027.
Invesco Core Bond Fund

Open Futures Contracts at Period-End
				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Treasury 10 Year Notes	183	March-2011/Long	$22,712,016	$(101,901)

U.S. Treasury 2 Year Notes	84	December-2010/Short	(18,443,250)	3,082
U.S. Treasury 5 Year Notes	276	March-2011/Short	(33,079,031)	(48,031)
U.S. Treasury 30 Year Bonds	98	March-2011/Short	(12,473,563)	(168,648)

Subtotal			$(63,995,844)	$(213,597)

Total			$(41,283,828)	$(315,498)

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2010 was $150,962,864 and $124,256,289, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$23,767,960
Aggregate unrealized (depreciation) of investment securities	(2,453,500)

Net unrealized appreciation of investment securities	$21,314,460

Cost of investments for tax purposes is $417,489,077.
NOTE 5 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Core Bond Fund (the “Fund”) would transfer all of its assets and liabilities to Invesco Core Plus Bond Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Core Bond Fund

Invesco Dynamics Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us     I-DYN-QTR-1 11/10     Invesco Advisers, Inc.

Schedule of Investments(a)
November 30, 2010
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—93.39%
Aerospace & Defense—1.22%
BE Aerospace, Inc. (b)	337,905	$11,995,628

Air Freight & Logistics—1.27%
UTI Worldwide, Inc.	648,881	12,490,959

Apparel Retail—2.51%
American Eagle Outfitters, Inc.	764,034	12,606,561

Rue21, Inc. (b)	404,396	12,135,924

		24,742,485

Apparel, Accessories & Luxury Goods—1.92%
Coach, Inc.	335,299	18,957,805

Application Software—2.93%
Autodesk, Inc. (b)	261,684	9,234,828

Citrix Systems, Inc. (b)	100,242	6,658,074

TIBCO Software Inc. (b)	661,750	12,996,770

		28,889,672

Asset Management & Custody Banks—1.49%
Affiliated Managers Group, Inc. (b)	167,946	14,680,160

Auto Parts & Equipment—1.13%
BorgWarner, Inc. (b)	184,783	11,149,806

Automotive Retail—1.26%
O’Reilly Automotive, Inc. (b)	206,897	12,451,061

Biotechnology—1.76%
Human Genome Sciences, Inc. (b)	288,299	7,071,975

United Therapeutics Corp. (b)	162,556	10,229,649

		17,301,624

Broadcasting—1.02%
Discovery Communications, Inc. -Class A (b)	246,983	10,071,967

Casinos & Gaming—2.68%
Las Vegas Sands Corp. (b)	256,813	12,861,195

MGM Resorts International (b)(c)	1,106,752	13,535,577

		26,396,772

Coal & Consumable Fuels—0.51%
Arch Coal, Inc.	173,780	5,074,376

Communications Equipment—0.58%
Finisar Corp. (b)(c)	298,022	5,698,181

	Shares	Value
Computer Storage & Peripherals—1.02%
NetApp, Inc. (b)	196,965	$10,031,427

Construction & Engineering—0.62%
Foster Wheeler AG (Switzerland)(b)	217,627	6,093,556

Construction, Farm Machinery & Heavy Trucks—1.70%
AGCO Corp. (b)	371,285	16,759,805

Consumer Finance—1.79%
Discover Financial Services	962,648	17,597,205

Data Processing & Outsourced Services—1.43%
Alliance Data Systems Corp. (b)(c)	224,218	14,143,671

Department Stores—3.25%
Macy’s, Inc.	598,975	15,381,678

Nordstrom, Inc.	389,759	16,681,685

		32,063,363

Education Services—0.82%
Grand Canyon Education, Inc. (b)	426,182	8,114,505

Electronic Components—1.19%
Amphenol Corp. -Class A	235,189	11,766,506

Environmental & Facilities Services—0.99%
Republic Services, Inc.	346,416	9,748,146

Health Care Equipment—2.31%
American Medical Systems Holdings, Inc. (b)	415,433	7,448,714

CareFusion Corp. (b)	391,206	8,946,881

NuVasive, Inc. (b)(c)	274,525	6,412,904

		22,808,499

Health Care Facilities—2.01%
Brookdale Senior Living Inc. (b)	269,834	5,159,226

Universal Health Services, Inc. -Class B	356,149	14,644,847

		19,804,073

Health Care Services—0.94%
Fresenius Medical Care AG & Co. KGaA (Germany)	160,204	9,248,017

Hotels, Resorts & Cruise Lines—3.35%
Ctrip.com International, Ltd. -ADR (China)(b)	204,723	8,970,962

Marriott International Inc. -Class A	288,377	11,307,262

See accompanying notes which are an integral part of this schedule.
Invesco Dynamics Fund

	Shares	Value
Hotels, Resorts & Cruise Lines—(continued)
Orient-Express Hotels Ltd. -Class A (Bermuda)(b)	1,100,954	$12,738,038

		33,016,262

Household Products—0.51%
Church & Dwight Co., Inc.	76,376	4,983,534

Human Resource & Employment Services—0.70%
Robert Half International, Inc.	248,933	6,900,423

Independent Power Producers & Energy Traders—0.98%
KGEN Power Corp. (Acquired 01/12/07; Cost $13,478,402)(b)(d)	962,743	9,627,430

Industrial Machinery—3.03%
Flowserve Corp.	102,721	10,832,957

Gardner Denver Inc.	133,276	8,722,914

Kennametal Inc.	304,257	10,289,972

		29,845,843

Internet Software & Services—2.63%
Akamai Technologies, Inc. (b)	113,101	5,902,741

Baidu, Inc. -ADR (China)(b)	44,364	4,666,649

MercadoLibre Inc. (b)(c)	79,165	5,036,478

VeriSign, Inc.	301,506	10,344,671

		25,950,539

IT Consulting & Other Services—2.46%
Cognizant Technology Solutions Corp. -Class A (b)	175,199	11,384,431

Teradata Corp. (b)	311,909	12,816,341

		24,200,772

Life Sciences Tools & Services—1.88%
Life Technologies Corp. (b)	198,778	9,900,139

Pharmaceutical Product Development, Inc.	345,835	8,618,208

		18,518,347

Managed Health Care—1.75%
Aetna, Inc.	323,557	9,583,758

Aveta, Inc. (Acquired 12/21/05-02/21/06; Cost $18,389,812)(b)(d)	1,340,000	7,705,000

		17,288,758

Metal & Glass Containers—1.55%
Crown Holdings, Inc. (b)	492,114	15,270,297

Oil & Gas Equipment & Services—1.29%
Key Energy Services, Inc. (b)	480,573	4,949,902

Weatherford International Ltd. (b)	378,715	7,729,573

		12,679,475

	Shares	Value
Oil & Gas Exploration & Production—5.54%
Concho Resources Inc. (b)	198,467	$16,423,144

Continental Resources, Inc. (b)	214,537	11,467,003

Oasis Petroleum Inc. (b)	369,775	9,384,889

Pioneer Natural Resources Co.	216,488	17,342,854

		54,617,890

Packaged Foods & Meats—1.25%
Hershey Co. (The)	262,601	12,289,727

Pharmaceuticals—1.15%
Shire PLC (United Kingdom)	484,082	11,326,984

Property & Casualty Insurance—0.83%
Assured Guaranty Ltd.	482,037	8,199,449

Publishing—1.14%
McGraw-Hill Cos., Inc. (The)	324,406	11,188,763

Real Estate Services—1.48%
Jones Lang LaSalle Inc.	182,537	14,570,103

Research & Consulting Services—1.40%
IHS Inc. -Class A (b)	191,058	13,817,315

Restaurants—1.10%
Texas Roadhouse, Inc. (b)	634,913	10,850,663

Security & Alarm Services—0.89%
Corrections Corp. of America (b)	364,866	8,811,514

Semiconductor Equipment—1.74%
Lam Research Corp. (b)	172,523	7,820,468

Teradyne, Inc. (b)	783,647	9,294,053

		17,114,521

Semiconductors—4.72%
Altera Corp.	178,525	6,264,442

Avago Technologies Ltd. (Singapore) (b)	579,179	15,122,364

Broadcom Corp. -Class A	135,928	6,047,437

Cavium Networks, Inc. (b)(c)	251,799	9,264,944

Marvell Technology Group Ltd. (b)	507,924	9,797,854

		46,497,041

Specialized Finance—1.26%
Moody’s Corp. (c)	462,756	12,415,744

Specialty Chemicals—3.70%
Albemarle Corp.	285,088	15,420,410

Lubrizol Corp. (The)	129,119	13,500,683

LyondellBasell Industries N.V. -Class A (Netherlands)(b)	257,807	7,530,542

		36,451,635

Specialty Stores—1.18%
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	333,813	11,666,764

See accompanying notes which are an integral part of this schedule.
Invesco Dynamics Fund

	Shares	Value
Systems Software—2.45%
Check Point Software Technologies Ltd. (Israel)(b)	247,251	$10,599,650

Rovi Corp. (b)	245,258	13,530,884

		24,130,534

Technology Distributors—1.32%
Avnet, Inc. (b)	262,163	8,035,296

Tech Data Corp. (b)	113,502	5,002,033

		13,037,329

Trading Companies & Distributors—0.76%
Fastenal Co. (c)	93,517	5,005,030

WESCO International, Inc. (b)	51,915	2,477,384

		7,482,414

Trucking—1.41%
J.B. Hunt Transport Services, Inc.	313,168	11,430,632

Knight Transportation, Inc.	129,914	2,504,742

		13,935,374

Wireless Telecommunication Services—1.59%
Crown Castle International Corp. (b)	274,237	11,391,805

Millicom International Cellular S.A. (Luxembourg)	48,920	4,245,278

		15,637,083

Total Common Stocks & Other Equity Interests (Cost $762,568,050)		920,401,796
Money Market Funds—5.19%
Liquid Assets Portfolio — Institutional Class (e)	25,598,367	25,598,367

Premier Portfolio — Institutional Class (e)	25,598,368	25,598,368

Total Money Market Funds (Cost $51,196,735)		51,196,735

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—98.58% (Cost $813,764,785)		971,598,531

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—2.43%
Liquid Assets Portfolio-Institutional Class (Cost $23,910,042)(e)(f)	23,910,042	23,910,042

TOTAL INVESTMENTS—101.01% (Cost $837,674,827)		995,508,573
OTHER ASSETS LESS LIABILITIES—(1.01)%		(9,986,938)

NET ASSETS—100.00%		$985,521,635

Investment Abbreviations:

ADR — American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at November 30, 2010.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2010 was $17,332,430, which represented 1.76% of the Fund’s Net Assets.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Dynamics Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Dynamics Fund

A.	Security Valuations — (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
Invesco Dynamics Fund

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Dynamics Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended November 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$966,849,159	$11,326,984	$17,332,430	$995,508,573
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2010 was $619,267,296 and $834,774,855, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$190,481,044
Aggregate unrealized (depreciation) of investment securities	(32,707,509)

Net unrealized appreciation of investment securities	$157,773,535

Cost of investments for tax purposes is $837,735,038.
Invesco Dynamics Fund

Invesco Global Real Estate Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us     GRE-QTR-1 11/10     Invesco Advisers, Inc.

Schedule of Investments
November 30, 2010
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—97.73%
Australia—8.69%
CFS Retail Property Trust	4,550,073	$7,806,628
Charter Hall Retail REIT	623,906	1,706,126
Dexus Property Group	6,413,755	4,786,753
Goodman Group	18,059,331	11,055,805
ING Office Fund	6,959,363	3,895,958
Stockland	4,188,235	14,677,862
Westfield Group	1,918,036	22,301,991

		66,231,123

Austria—0.33%
Conwert Immobilien Invest S.E.	191,216	2,470,260

Belgium—0.10%
Cofinimmo	5,810	717,569

Brazil—0.52%
BR Properties S.A. (a)	102,900	1,170,478
BR Properties S.A.	106,100	1,206,877
Multiplan Empreendimentos Imobiliarios S.A.	70,600	1,564,954

		3,942,309

Canada—2.94%
Chartwell Senior Housing REIT	355,800	2,790,520
Cominar REIT	287,200	6,113,913
Morguard REIT	190,800	2,736,337
Primaris Retail REIT	259,600	4,840,943
RioCan REIT	283,000	5,944,544

		22,426,257

China—1.40%
Agile Property Holdings Ltd.	3,636,000	5,048,240
KWG Property Holding Ltd.	2,086,500	1,551,343
Shimao Property Holdings Ltd.	2,685,000	4,044,363

		10,643,946

Finland—0.36%
Sponda Oyj	624,737	2,773,521

France—3.49%
Gecina S.A.	8,890	928,056
Klepierre	132,668	4,184,857
Mercialys	71,381	2,546,288
Societe Immobiliere de Location pour I’Industrie et le Commerce	34,892	3,940,970
Unibail-Rodamco S.E. (b)	86,349	15,014,407

		26,614,578

Hong Kong—15.89%
China Overseas Land & Investment Ltd.	5,319,330	10,220,654
Hang Lung Properties Ltd.	2,223,000	10,349,055

	Shares	Value
Hong Kong—(continued)
Henderson Land Development Co. Ltd.	421,000	$2,960,898
Hongkong Land Holdings Ltd.	2,222,000	15,065,160
Hysan Development Co. Ltd.	1,336,000	5,536,965
Kerry Properties Ltd.	1,204,400	6,063,099
Link REIT (The)	2,586,000	8,098,209
New World Development Co., Ltd.	2,917,000	5,770,469
Sino Land Co. Ltd.	4,100,000	8,545,477
Sun Hung Kai Properties Ltd.	2,281,000	37,597,778
Wharf (Holdings) Ltd. (The)	1,616,000	10,827,244

		121,035,008

Italy—0.27%
Beni Stabili S.p.A.	2,520,897	2,058,325

Japan—10.72%
Advance Resident Investment REIT	1,162	2,084,323
AEON Mall Co., Ltd.	126,400	2,811,071
Japan Prime Realty Investment Corp.	1,370	3,474,116
Japan Real Estate Investment Corp.	820	7,907,983
Japan Retail Fund Investment Corp.	1,073	1,727,212
Kenedix Realty Investment Corp.	803	3,224,283
Mitsubishi Estate Co. Ltd.	1,287,000	21,716,587
Mitsui Fudosan Co., Ltd.	1,159,000	20,526,267
Nippon Building Fund Inc.	512	4,998,853
NTT Urban Development Corp.	3,198	2,812,772
Sumitomo Realty & Development Co., Ltd.	481,000	10,358,054

		81,641,521

Malta—0.00%
BGP Holdings PLC (b)	10,349,872	0

Netherlands—1.88%
Corio N.V.	117,226	6,751,830
Eurocommercial Properties N.V.	65,954	2,638,404
Wereldhave N.V.	56,209	4,948,480

		14,338,714

Singapore—4.81%
CapitaCommercial Trust	2,873,000	3,239,085
Capitaland Ltd.	3,862,500	10,560,152
CapitaMall Trust	3,252,563	4,532,502
City Developments Ltd.	156,000	1,493,685
Global Logistic Properties Ltd. (b)	2,056,000	3,456,771
Keppel Land Ltd.	2,433,000	8,752,461
Suntec REIT	4,285,000	4,608,225

		36,642,881

Sweden—0.56%
Castellum A.B.	375,274	4,277,577

Switzerland—0.83%
Swiss Prime Site AG (b)	96,814	6,353,486

See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Fund

	Shares	Value
United Kingdom—5.25%
Big Yellow Group PLC	545,166	$2,704,616
British Land Co. PLC	1,163,591	8,704,256
Derwent London PLC	149,043	3,319,257
Hammerson PLC	897,225	5,486,572
Hansteen Holdings PLC	1,983,007	2,289,850
Land Securities Group PLC	890,347	8,709,560
Segro PLC	891,935	3,791,044
Shaftesbury PLC	422,735	2,859,853
Unite Group PLC (b)	724,198	2,108,383

		39,973,391

United States—39.69%
Acadia Realty Trust	178,039	3,250,992
Alexandria Real Estate Equities, Inc.	99,005	6,608,584
AvalonBay Communities, Inc.	57,508	6,344,858
BioMed Realty Trust, Inc.	278,655	4,912,688
Boston Properties, Inc.	104,672	8,771,514
Camden Property Trust	238,417	12,175,956
CBL & Associates Properties, Inc.	248,315	4,097,198
Corporate Office Properties Trust	75,700	2,566,987
DCT Industrial Trust Inc.	329,359	1,627,033
DiamondRock Hospitality Co. (b)	335,224	3,529,909
Digital Realty Trust, Inc.	215,882	11,338,123
Equity Residential	176,125	8,802,727
Essex Property Trust, Inc.	92,035	10,201,159
Health Care REIT, Inc.	320,585	14,836,674
Hersha Hospitality Trust	223,800	1,371,894
Highwoods Properties, Inc.	201,900	6,159,969
Home Properties, Inc.	76,700	4,110,353
Host Hotels & Resorts Inc.	1,005,172	16,565,235
Kilroy Realty Corp.	128,523	4,385,205
Kimco Realty Corp.	663,200	11,048,912
LaSalle Hotel Properties	92,600	2,203,880
Liberty Property Trust	301,626	9,452,959
Macerich Co. (The)	248,171	11,500,244
Marriott International Inc. -Class A	81,939	3,212,828
Mid-America Apartment Communities, Inc.	50,400	3,093,048
National Retail Properties Inc.	229,500	5,969,295
Nationwide Health Properties, Inc.	197,566	7,122,254
OMEGA Healthcare Investors, Inc.	90,900	1,918,899
Piedmont Office Realty Trust Inc. — Class A	212,500	4,226,625
ProLogis	1,068,047	13,895,291
Regency Centers Corp.	290,883	11,844,756
Retail Opportunity Investments Corp.	144,577	1,421,192
Senior Housing Properties Trust	397,422	8,874,433
Simon Property Group, Inc.	347,040	34,183,440
SL Green Realty Corp.	117,312	7,672,205
Sovran Self Storage, Inc.	84,700	3,051,741
Starwood Hotels & Resorts Worldwide, Inc.	43,812	2,490,274
UDR, Inc.	254,200	5,668,660
Ventas, Inc.	58,571	3,002,935
Vornado Realty Trust	179,011	14,603,717

	Shares	Value
United States—(continued)
Washington Real Estate Investment Trust	139,000	$4,264,520

		302,379,166

Total Common Stocks & Other Equity Interests (Cost $643,201,067)		744,519,632

Money Market Funds—1.69%
Liquid Assets Portfolio — Institutional Class (c)	6,421,601	6,421,601
Premier Portfolio — Institutional Class (c)	6,421,601	6,421,601

Total Money Market Funds (Cost $12,843,202)		12,843,202

TOTAL INVESTMENTS—99.42% (Cost $656,044,269)		757,362,834

OTHER ASSETS LESS LIABILITIES—0.58%		4,449,335

NET ASSETS—100.00%		$761,812,169

Investment Abbreviations:
REIT — Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2010 represented 0.15% of the Fund’s Net Assets.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
Invesco Global Real Estate Fund

B.	Securities Transactions and Investment Income — (continued)
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
     The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
     The Fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to
Invesco Global Real Estate Fund

F.	Foreign Currency Contracts —(continued)

acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3*	Total

Austria	$2,470,260	$—	$—	$2,470,260
Australia	7,806,629	58,424,494	—	66,231,123
Belgium	—	717,569	—	717,569
Brazil	3,942,309	—	—	3,942,309
Canada	22,426,257	—	—	22,426,257
China	—	10,643,946	—	10,643,946
Finland	2,773,521	—	—	2,773,521
France	26,614,578	—	—	26,614,578
Hong Kong	35,634,870	85,400,138	—	121,035,008
Italy	2,058,325	—	—	2,058,325
Japan	81,641,521	—	—	81,641,521
Malta	—	—	0	0
Netherlands	11,700,310	2,638,404	—	14,338,714
Singapore	31,910,111	4,732,770	—	36,642,881
Sweden	4,277,577	—	—	4,277,577
Switzerland	—	6,353,486	—	6,353,486
United Kingdom	39,973,391	—	—	39,973,391
United States	315,222,368	—	—	315,222,368

Total Investments	$588,452,027	$168,910,807	$0	$757,362,834

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
Invesco Global Real Estate Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2010 was $450,797,475 and $374,777,421, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$58,718,563

Aggregate unrealized (depreciation) of investment securities	(13,381,859)

Net unrealized appreciation of investment securities	$45,336,704

Cost of investments for tax purposes is $712,026,130.

Invesco Global Real Estate Fund

Invesco High Yield Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us     HYI-QTR-1 11/10     Invesco Advisers, Inc.

Schedule of Investments (a)
November 30, 2010
(Unaudited)

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes—91.55%
Advertising—0.20%
Lamar Media Corp., Sr. Gtd. Sub. Global Notes, 7.88%, 04/15/18	$1,585,000	$1,686,044
Aerospace & Defense—1.46%
Alliant Techsystems Inc., Sr. Unsec. Gtd. Sub. Notes, 6.88%, 09/15/20	355,000	365,650
BE Aerospace, Inc., Sr. Unsec. Notes, 8.50%, 07/01/18	2,520,000	2,757,825
Bombardier Inc. (Canada), Sr. Notes, 7.50%, 03/15/18(b)	1,160,000	1,251,350
7.75%, 03/15/20(b)	1,745,000	1,897,687
Hexcel Corp., Sr. Unsec. Sub. Global Notes, 6.75%, 02/01/15	3,348,000	3,364,740
Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	2,439,000	2,524,365

		12,161,617

Airlines—2.89%
American Airlines, Series 1991-A2, Sec. Pass Through Ctfs., 10.18%, 01/02/13	902,893	916,437
Continental Airlines Inc., Series 2000-2, Class B, Sec. Sub. Pass Through Ctfs., 8.31%, 04/02/18	345,226	356,446
Series 2001-1, Class B, Sec. Sub. Pass Through Ctfs., 7.37%, 12/15/15	671,800	675,159
Series 2007-1, Class C, Sec. Sub. Global Pass Through Ctfs., 7.34%, 04/19/14	524,511	535,001
Series 2009-1, Class A, Sec. Pass Through Ctfs., 9.00%, 07/08/16	3,041,863	3,520,957
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	1,923,468	2,101,389
Delta Air Lines, Inc., Sr. Sec. Notes, 9.50%, 09/15/14(b)	886,000	967,955
Series 2002-1, Class C, Sec. Pass Through Ctfs., 7.78%, 01/02/12	1,477,832	1,500,000
Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 8.95%, 08/10/14	2,879,161	3,023,119
UAL Corp., Series 2007-1, Class B, Sr. Sec. Gtd. Global Pass Through Ctfs., 7.34%, 07/02/19(b)	1,902,291	1,892,779

	Principal
	Amount	Value
Airlines—(continued)
Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	$3,116,212	$3,630,387
Series 2009-2A, Sec. Gtd. Global Pass Through Ctfs., 9.75%, 01/15/17	2,683,866	3,119,994
Series 2009-2B, Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	1,565,818	1,792,861

		24,032,484

Alternative Carriers—0.07%
Global Crossing UK Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 10.75%, 12/15/14	530,000	549,875
Aluminum—1.64%
Century Aluminum Co., Sr. Sec. Notes, 8.00%, 05/15/14	6,742,100	7,041,281
Novelis Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.25%, 02/15/15	6,430,000	6,638,975

		13,680,256

Apparel Retail—0.53%
Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	3,540,000	4,088,700
Sr. Unsec. Gtd. Notes, 7.00%, 05/01/20	345,000	367,425

		4,456,125

Apparel, Accessories & Luxury Goods—1.10%
Hanesbrands Inc., Sr. Gtd. Notes, 6.38%, 12/15/20(b)	2,320,000	2,215,600
Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	745,000	763,625
Phillips-Van Heusen Corp., Sr. Unsec. Notes, 7.38%, 05/15/20	1,475,000	1,585,625
Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	4,440,000	4,229,100
Visant Corp., Sr. Notes, 10.00%, 10/01/17(b)	380,000	393,300

		9,187,250

Asset Management & Custody Banks—0.04%
Accellent Inc., Sr. Sub. Gtd. Notes, 10.00%, 11/01/17(b)	355,000	324,825
Auto Parts & Equipment—0.55%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 11.00%, 11/01/15(b)	1,915,000	2,082,563
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal
	Amount	Value
Auto Parts & Equipment—(continued)
Tenneco Inc., Sr. Notes, 7.75%, 08/15/18(b)	$1,150,000	$1,210,375
Sr. Unsec. Gtd. Global Notes, 8.13%, 11/15/15	1,215,000	1,287,900

		4,580,838

Automobile Manufacturers—0.91%
Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	2,850,000	3,078,000
Motors Liquidation Co., Sr. Unsec. Global Notes, 7.20%, 01/15/11(d)	6,310,000	1,971,875
Sr. Unsec. Notes, 8.38%, 07/15/33(d)	7,725,000	2,491,312

		7,541,187

Broadcasting—2.36%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	2,155,000	2,144,225
Belo Corp., Sr. Unsec. Notes, 8.00%, 11/15/16	2,250,000	2,396,250
LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 8.38%, 04/15/18	1,870,000	1,968,175
Nielsen Finance LLC/Co., Sr. Global Notes, 11.63%, 02/01/14	1,135,000	1,299,575
Sr. Unsec. Gtd. Sub. Disc. Global Notes, 12.50%, 08/01/16(c)	11,655,000	11,858,962

		19,667,187

Building Products—3.89%
Associated Materials LLC, Sr. Sec. Gtd. Notes, 9.13%, 11/01/17(b)	3,290,000	3,364,025
Building Materials Corp. of America, Sr. Gtd. Notes, 7.50%, 03/15/20(b)	2,475,000	2,539,969
Gibraltar Industries Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	2,910,000	2,880,900
Nortek Inc., Sr. Sec. Gtd. Global Notes, 11.00%, 12/01/13	5,808,732	6,149,995
Sr. Unsec. Gtd. Notes, 10.00%, 12/01/18(b)	1,500,000	1,522,500
Ply Gem Industries Inc., Sr. Sec. Gtd. First & Second Lien Global Notes, 11.75%, 06/15/13	7,115,000	7,559,687
Sr. Unsec. Gtd. Sub. Global Notes, 13.13%, 07/15/14	2,860,000	3,024,450
Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Sec. Notes, 8.63%, 12/01/17(b)	3,715,000	3,724,287
USG Corp., Sr. Gtd. Notes, 8.38%, 10/15/18(b)	285,000	277,163
Sr. Unsec. Gtd. Notes, 9.75%, 08/01/14(b)	1,245,000	1,319,700

		32,362,676

	Principal
	Amount	Value
Cable & Satellite—1.06%
Cablevision Systems Corp., Sr. Unsec. Global Notes, 8.63%, 09/15/17	$1,890,000	$2,062,462
Hughes Network Systems LLC/HNS Finance Corp., Sr. Unsec. Gtd. Global Notes, 9.50%, 04/15/14	880,000	902,000
9.50%, 04/15/14	2,020,000	2,070,500
Kabel Deutschland GmbH (Germany), Sr. Sec. Gtd. Global Notes, 10.63%, 07/01/14	421,000	439,440
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 8.75%, 04/01/15(b)	2,645,000	2,773,944
XM Satellite Radio Inc., Sr. Unsec. Gtd. Notes, 7.63%, 11/01/18(b)	550,000	552,750

		8,801,096

Casinos & Gaming—5.49%
Boyd Gaming Corp., Sr. Notes, 9.13%, 12/01/18(b)	360,000	340,200
Caesars Entertainment Operating Co. Inc., Sr. Sec. Gtd. Global Notes, 10.00%, 12/15/18	850,000	718,250
11.25%, 06/01/17	3,810,000	4,162,425
Sr. Sec. Notes, 12.75%, 04/15/18(b)	1,940,000	1,886,650
Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	3,230,000	2,438,650
Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Sub. Notes, 7.25%, 02/15/15(b)	2,633,000	2,685,660
Mandalay Resort Group, Sr. Unsec. Gtd. Sub. Notes, 7.63%, 07/15/13	1,075,000	1,013,188
MGM Resorts International, Sr. Sec. Global Notes, 10.38%, 05/15/14	1,085,000	1,212,487
11.13%, 11/15/17	1,085,000	1,231,475
Sr. Sec. Gtd. Notes, 9.00%, 03/15/20(b)	665,000	726,513
13.00%, 11/15/13	2,385,000	2,820,262
Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15(b)	1,425,000	1,417,875
Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	4,630,000	4,028,100
6.75%, 09/01/12	3,540,000	3,495,750
Midwest Gaming Borrower LLC/ Midwest Finance Corp., Sr. Sec. Notes, 11.63%, 04/15/16(b)	680,000	708,900
Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 08/01/17	3,430,000	3,695,825
Scientific Games Corp., Sr. Sub. Notes, 8.13%, 09/15/18(b)	370,000	375,550
Scientific Games International Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 06/15/19	1,275,000	1,329,187
Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	945,000	945,000
Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.43%, 02/01/14(b)(e)	1,790,000	1,494,650
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal
	Amount	Value
Casinos & Gaming—(continued)
Sr. Sec. Notes, 9.13%, 02/01/15(b)	$3,860,000	$3,628,400
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sec. Gtd. First Mortgage Notes, 7.75%, 08/15/20(b)	3,280,000	3,476,800
Sr. Sec. Gtd. First Mortgage Global Notes, 7.88%, 11/01/17	1,800,000	1,917,000

		45,748,797

Coal & Consumable Fuels—0.13%
CONSOL Energy Inc., Sr. Unsec. Gtd. Notes, 8.00%, 04/01/17(b)	495,000	532,125
8.25%, 04/01/20(b)	495,000	539,550

		1,071,675

Commodity Chemicals—0.23%
Westlake Chemical Corp., Sr. Unsec. Gtd. Notes, 6.63%, 01/15/16	1,880,000	1,943,450
Computer & Electronics Retail—0.07%
Rent-A-Center Inc./TX, Sr. Unsec. Notes, 6.63%, 11/15/20(b)	550,000	552,750
Computer Storage & Peripherals—0.15%
Seagate HDD Cayman (Cayman Islands), Sr. Unsec. Gtd. Notes, 6.88%, 05/01/20(b)	1,295,000	1,230,250
Construction & Engineering—1.75%
American Residential Services LLC, Sr. Sec. Notes, 12.00%, 04/15/15(b)	1,375,000	1,447,187
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.13%, 10/15/15	1,125,000	1,164,375
MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	4,940,000	4,970,875
Tutor Perini Corp., Sr. Unsec. Gtd. Notes, 7.63%, 11/01/18(b)	6,930,000	7,016,625

		14,599,062

Construction Materials—1.38%
Cemex Finance LLC, Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	3,390,000	3,400,878
Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Notes, 4.88%, 03/15/15(b)	680,000	674,050
Texas Industries Inc., Sr. Unsec. Gtd. Notes, 9.25%, 08/15/20(b)	5,125,000	5,406,875
U.S. Concrete, Inc., Sec. Conv. Notes, 9.50%, 08/31/15(b)	1,657,000	1,975,972

		11,457,775

Construction, Farm Machinery & Heavy Trucks—2.01%
Case New Holland Inc., Sr. Notes, 7.88%, 12/01/17(b)	1,490,000	1,646,450
Sr. Unsec. Gtd. Global Notes, 7.75%, 09/01/13	1,795,000	1,929,625

	Principal
	Amount	Value
Construction, Farm Machinery & Heavy Trucks—(continued)
CNH America LLC, Sr. Unsec. Gtd. Notes, 7.25%, 01/15/16	$730,000	$792,050
Esco Corp., Sr. Unsec. Gtd. Notes, 8.63%, 12/15/13(b)	1,235,000	1,288,266
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	605,000	621,638
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	5,080,000	5,448,300
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 8.50%, 03/01/20	2,200,000	2,425,500
Terex Corp., Sr. Unsec. Global Notes, 10.88%, 06/01/16	1,320,000	1,494,900
Titan International Inc., Sr. Sec. Gtd. Notes, 7.88%, 10/01/17(b)	1,060,000	1,103,062

		16,749,791

Consumer Finance—2.97%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/01/31	4,172,000	4,297,160
Sr. Unsec. Gtd. Notes, 7.50%, 09/15/20(b)	2,245,000	2,256,225
8.00%, 03/15/20(b)	5,430,000	5,579,325
Capital One Capital VI, Jr. Ltd. Gtd. Sub. Cum. Trust Pfd. Securities, 8.88%, 05/15/40	3,805,000	4,009,519
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 8.00%, 12/15/16	2,140,000	2,354,000
8.13%, 01/15/20	3,275,000	3,733,500
National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	2,375,000	2,517,500

		24,747,229

Data Processing & Outsourced Services—0.54%
SunGard Data Systems Inc., Sr. Unsec. Gtd. Sub. Global Notes, 10.25%, 08/15/15	2,990,000	3,113,338
Sr. Unsec. Notes, 7.38%, 11/15/18(b)	715,000	707,850
7.63%, 11/15/20(b)	715,000	711,425

		4,532,613

Department Stores—0.49%
Sears Holdings Corp., Sr. Sec. Notes, 6.63%, 10/15/18(b)	4,415,000	4,094,913
Distillers & Vintners—0.21%
Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	1,600,000	1,724,000
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal
	Amount	Value
Diversified Metals & Mining—0.45%
Vedanta Resources PLC (United Kingdom), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	$3,445,000	$3,713,481
Diversified Support Services—0.04%
Mobile Mini, Inc., Sr. Unsec. Gtd. Notes, 7.88%, 12/01/20(b)	355,000	365,206
Drug Retail—0.40%
General Nutrition Centers Inc., Sr. Unsec. Gtd. PIK Global Notes, 5.75%, 03/15/14(e)	3,335,000	3,293,313
Electric Utilities—0.70%
Elwood Energy LLC, Sr. Sec. Global Notes, 8.16%, 07/05/26	1,786,343	1,741,684
LSP Energy L.P./LSP Batesville Funding Corp., Series C, Sr. Sec. Mortgage Bonds, 7.16%, 01/15/14	1,527,565	1,336,994
Series D, Sr. Sec. Bonds, 8.16%, 07/15/25	3,845,000	2,729,950

		5,808,628

Electrical Components & Equipment—0.31%
Belden Inc., Sr. Gtd. Sub. Global Notes, 9.25%, 06/15/19	1,695,000	1,872,975
Polypore International Inc., Sr. Notes, 7.50%, 11/15/17(b)	675,000	678,375

		2,551,350

Electronic Manufacturing Services—0.07%
Jabil Circuit, Inc., Sr. Unsec. Notes, 7.75%, 07/15/16	500,000	562,500
Environmental & Facilities Services—0.32%
Clean Harbors Inc., Sr. Sec. Gtd. Global Notes, 7.63%, 08/15/16	1,197,000	1,262,835
EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Notes, 10.75%, 08/15/18(b)	1,305,000	1,442,025

		2,704,860

Fertilizers & Agricultural Chemicals—0.24%
CF Industries Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/20	1,780,000	1,980,250
Food Retail—0.51%
New Albertsons Inc., Sr. Unsec. Bonds, 8.00%, 05/01/31	2,060,000	1,611,950
Simmons Foods Inc., Sr. Sec. Notes, 10.50%, 11/01/17(b)	2,120,000	2,220,700
SUPERVALU Inc., Sr. Unsec. Medium-Term Bonds, 7.50%, 11/15/14	415,000	413,963

		4,246,613

Forest Products—0.04%
Sino-Forest Corp. (Canada), Gtd. Notes, 6.25%, 10/21/17(b)	300,000	300,162

	Principal
	Amount	Value
Gas Utilities—0.51%
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Notes, 6.50%, 05/01/21(b)	$2,460,000	$2,441,550
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	1,715,000	1,841,481

		4,283,031

Health Care Equipment—0.31%
DJO Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 10.88%, 11/15/14	2,390,000	2,617,050
Health Care Facilities—2.80%
Community Health Systems Inc., Sr. Unsec. Gtd. Global Notes, 8.88%, 07/15/15	4,635,000	4,866,750
Hanger Orthopedic Group Inc., Sr. Notes, 7.13%, 11/15/18(b)	685,000	676,438
HCA, Inc., Sec. Gtd. Global Notes, 9.25%, 11/15/16	2,450,000	2,633,750
Sr. Sec. Gtd. Global Notes, 7.88%, 02/15/20	3,300,000	3,531,000
Sr. Unsec. Global Notes, 6.38%, 01/15/15	1,075,000	1,061,562
Sr. Unsec. Notes, 6.75%, 07/15/13	3,610,000	3,700,250
7.19%, 11/15/15	2,230,000	2,196,550
Health Management Associates Inc., Sr. Sec. Notes, 6.13%, 04/15/16	900,000	913,500
Healthsouth Corp., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/18	270,000	274,725
7.75%, 09/15/22	680,000	691,900
8.13%, 02/15/20	1,245,000	1,338,375
Psychiatric Solutions, Inc., Series 1, Sr. Unsec. Gtd. Sub. Global Notes, 7.75%, 07/15/15	1,390,000	1,447,337

		23,332,137

Health Care Services—0.51%
DaVita Inc., Sr. Unsec. Gtd. Notes, 6.38%, 11/01/18	690,000	688,275
Universal Hospital Services Inc., Sr. Sec. PIK Global Notes, 8.50%, 06/01/15	3,470,000	3,556,750

		4,245,025

Health Care Supplies—0.19%
Alere Inc., Sr. Unsec. Gtd. Sub. Notes, 9.00%, 05/15/16	1,545,000	1,583,625
Health Care Technology—0.04%
MedAssets Inc., Sr. Notes, 8.00%, 11/15/18(b)	340,000	343,400
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal
	Amount	Value
Homebuilding—0.36%
M/I Homes Inc., Sr. Unsec. Notes, 8.63%, 11/15/18(b)	$975,000	$979,875
TOUSA, Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/10(d)	2,875,000	1,502,187
9.00%, 07/01/10(d)	935,000	488,538

		2,970,600

Hotels, Resorts & Cruise Lines—1.14%
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 6.88%, 12/01/13	1,765,000	1,884,137
7.25%, 03/15/18	2,230,000	2,425,125
7.50%, 10/15/27	2,024,000	2,034,120
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes, 7.15%, 12/01/19	2,810,000	3,119,100

		9,462,482

Household Products—0.53%
Central Garden and Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	4,255,000	4,414,563
Housewares & Specialties—0.54%
Jarden Corp., Sr. Unsec. Gtd. Notes, 6.13%, 11/15/22	210,000	204,750
Yankee Acquisition Corp., Series B, Sr. Gtd. Global Notes, 8.50%, 02/15/15	4,090,000	4,263,825

		4,468,575

Independent Power Producers & Energy Traders—1.51%
AES Corp. (The), Sr. Unsec. Global Notes, 8.00%, 10/15/17	885,000	924,825
9.75%, 04/15/16	1,830,000	2,031,300
AES Red Oak LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	3,770,027	3,807,728
NRG Energy, Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/16	1,016,000	1,023,620
7.38%, 01/15/17	4,705,000	4,752,050

		12,539,523

Industrial Conglomerates—0.00%
Indalex Holding Corp., Series B, Sr. Sec. Gtd. Global Notes, 11.50%, 02/01/14(d)	3,260,000	28,525
Industrial Machinery—0.51%
Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	1,090,000	1,154,038
Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 8.88%, 11/01/13	1,130,000	1,152,600
Mueller Water Products Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 09/01/20	365,000	401,500
SPX Corp., Sr. Unsec. Gtd. Notes, 6.88%, 09/01/17(b)	1,500,000	1,571,250

		4,279,388

	Principal
	Amount	Value
Integrated Telecommunication Services—2.22%
Angel Lux Common S.A. (Denmark), Sr. Sec. Bonds, 8.88%, 05/01/16(b)	$1,810,000	$1,900,500
Hawaiian Telcom Communications Inc., Series B, Sr. Unsec. Gtd. Global Notes, 9.75%, 05/01/13(d)	5,275,000	44,838
Intelsat Intermediate Holding Co. S.A. (Bermuda), Sr. Unsec. Gtd. Disc. Global Notes, 9.50%, 02/01/15(c)	7,195,000	7,410,850
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 11.25%, 06/15/16	4,885,000	5,226,950
Sr. Unsec. Notes, 7.25%, 10/15/20(b)	605,000	606,512
Qwest Communications International Inc., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/18(b)	3,120,000	3,272,100

		18,461,750

Internet Retail—1.16%
Travelport LLC, Sr. Unsec. Gtd. Global Notes, 9.88%, 09/01/14	6,900,000	6,882,750
Sr. Unsec. Gtd. Sub. Global Notes, 11.88%, 09/01/16	2,730,000	2,811,900

		9,694,650

Internet Software & Services—0.23%
Equinix Inc., Sr. Unsec. Notes, 8.13%, 03/01/18	1,830,000	1,921,500
Investment Banking & Brokerage—0.96%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	3,085,000	3,217,171
E*Trade Financial Corp., Sr. Unsec. Global Notes, 7.38%, 09/15/13	1,330,000	1,323,350
Sr. Unsec. Notes, 7.88%, 12/01/15	3,470,000	3,435,300

		7,975,821

Leisure Facilities—0.63%
Universal City Development Partners Ltd./UCDP Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.88%, 11/15/15	4,985,000	5,284,100
Leisure Products—0.05%
Toys R Us Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	365,000	376,863
Life Sciences Tools & Services—0.22%
Patheon Inc. (Canada), Sr. Sec. Notes, 8.63%, 04/15/17(b)	1,795,000	1,839,875
Marine—0.13%
Stena A.B. (Sweden), Sr. Unsec. Global Notes, 7.00%, 12/01/16	1,100,000	1,094,500
Metal & Glass Containers—0.12%
Ball Corp., Sr. Unsec. Gtd. Notes, 5.75%, 05/15/21	1,040,000	1,024,400
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal
	Amount	Value
Movies & Entertainment—0.86%
AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	$2,090,000	$2,225,850
Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 03/01/14	3,154,000	3,154,000
Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 06/15/19	1,660,000	1,788,650

		7,168,500

Multi-Line Insurance—2.74%
American International Group, Inc., Jr. Sub. Variable Rate Global Deb., 8.18%, 05/15/58(e)	3,780,000	3,874,500
Sr. Unsec. Global Notes, 6.25%, 05/01/36	1,005,000	939,675
6.40%, 12/15/20	1,370,000	1,366,452
Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Variable Rate Deb., 8.13%, 06/15/38(e)	1,650,000	1,746,234
Sr. Unsec. Global Notes, 5.95%, 10/15/36	1,250,000	1,141,159
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	3,470,000	3,504,700
Sr. Unsec. Bonds, 7.50%, 08/15/36(b)	1,300,000	1,314,653
Liberty Mutual Insurance Co., Unsec. Sub. Notes, 8.50%, 05/15/25(b)	2,140,000	2,546,648
Nationwide Mutual Insurance Co., Sub. Notes, 9.38%, 08/15/39(b)	5,485,000	6,387,047

		22,821,068

Multi-Sector Holdings—0.14%
Reynolds Group Issuer Inc./LLC, Sr. Sec. Gtd. Notes, 7.13%, 04/15/19(b)	1,155,000	1,172,325
Office Services & Supplies—1.04%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	4,690,000	4,760,350
7.30%, 11/01/27	3,295,000	3,315,594
Interface Inc., Sr. Notes, 7.63%, 12/01/18(b)	555,000	563,325

		8,639,269

Oil & Gas Drilling—0.19%
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20(b)	1,545,000	1,575,900
Oil & Gas Equipment & Services—1.65%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	3,760,000	3,938,600
Calfrac Holdings L.P., Sr. Unsec. Notes, 7.50%, 12/01/20(b)	765,000	766,434

	Principal
	Amount	Value
Oil & Gas Equipment & Services—(continued)
Compagnie Generale de Geophysique-Veritas (France), Sr. Unsec. Gtd. Global Notes, 7.50%, 05/15/15	$1,005,000	$1,035,150
Complete Production Services, Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 12/15/16	1,805,000	1,854,638
Key Energy Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 12/01/14	3,495,000	3,704,700
Offrig Drilling ASA (Norway), Sr. Sec. Bonds, 9.75%, 04/27/11(b)	2,400,000	2,414,492

		13,714,014

Oil & Gas Exploration & Production—7.03%
Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	950,000	945,250
Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/01/15	3,070,000	3,031,625
8.88%, 02/01/17	2,495,000	2,451,338
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	1,340,000	1,378,525
Sr. Unsec. Gtd. Notes, 6.63%, 08/15/20	2,450,000	2,465,312
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	3,275,000	3,434,656
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/19	1,085,000	1,201,638
Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21(b)	830,000	870,981
7.38%, 10/01/20(b)	1,725,000	1,845,750
Delta Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/15	5,630,000	3,800,250
Encore Acquisition Co., Sr. Gtd. Sub. Notes, 9.50%, 05/01/16	630,000	698,513
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	3,410,000	3,243,762
Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	3,880,000	3,938,200
Harvest Operations Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.88%, 10/01/17(b)	2,130,000	2,215,200
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	4,567,000	5,023,700
Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	4,440,000	4,673,100
Petrohawk Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 08/15/18	255,000	253,725
7.88%, 06/01/15	6,300,000	6,559,875
Pioneer Natural Resources Co., Sr. Unsec. Notes, 6.65%, 03/15/17	1,635,000	1,756,814
Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 7.63%, 06/01/18	1,760,000	1,828,200
7.75%, 06/15/15	875,000	914,375
8.63%, 10/15/19	1,410,000	1,540,425
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal
	Amount	Value
Oil & Gas Exploration & Production—(continued)
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 7.50%, 05/15/16	$948,000	$984,735
7.50%, 10/01/17	1,920,000	2,030,400
Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	1,455,000	1,476,825

		58,563,174

Oil & Gas Refining & Marketing—1.16%
Petroplus Finance Ltd. (Switzerland), Sr. Sec. Gtd. Notes, 6.75%, 05/01/14(b)	1,010,000	929,200
Tesoro Corp., Sr. Unsec. Gtd. Global Bonds, 6.50%, 06/01/17	1,927,000	1,914,956
Sr. Unsec. Gtd. Global Notes, 6.63%, 11/01/15	1,500,000	1,505,625
United Refining Co., Series 2, Sr. Unsec. Gtd. Global Notes, 10.50%, 08/15/12	5,940,000	5,338,575

		9,688,356

Oil & Gas Storage & Transportation—2.82%
Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/16	4,580,000	4,671,600
Genesis Energy L.P./Genesis Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.88%, 12/15/18(b)	1,085,000	1,079,575
Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.25%, 03/01/16	3,580,000	3,705,300
8.75%, 03/01/15	1,710,000	1,819,012
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.75%, 11/01/20	1,015,000	1,022,613
Series B, Sr. Unsec. Gtd. Global Notes, 8.75%, 04/15/18	4,260,000	4,638,075
Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	2,630,000	2,695,750
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	2,110,000	2,149,562
Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	1,545,000	1,699,500

		23,480,987

Other Diversified Financial Services—1.43%
International Lease Finance Corp., Sr. Sec. Notes, 6.50%, 09/01/14(b)	735,000	776,528
6.75%, 09/01/16(b)	1,805,000	1,916,684
7.13%, 09/01/18(b)	1,805,000	1,922,325
Sr. Unsec. Notes, 8.63%, 09/15/15(b)	3,500,000	3,710,000
8.75%, 03/15/17(b)	2,140,000	2,289,800

	Principal
	Amount	Value
Other Diversified Financial Services—(continued)
Series R, Sr. Unsec. Medium-Term Notes, 5.65%, 06/01/14	$1,350,000	$1,316,250

		11,931,587

Packaged Foods & Meats—0.39%
Chiquita Brands International, Inc., Sr. Unsec. Global Notes, 8.88%, 12/01/15	1,915,000	1,936,544
Del Monte Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.50%, 10/15/19	380,000	425,600
Dole Food Co. Inc., Sr. Sec. Notes, 8.00%, 10/01/16(b)	825,000	864,187

		3,226,331

Paper Packaging—0.16%
Cascades Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	1,265,000	1,340,900
Paper Products—1.88%
Clearwater Paper Corp., Sr. Gtd. Notes, 7.13%, 11/01/18(b)	1,015,000	1,068,288
Exopack Holding Corp., Sr. Unsec. Gtd. Global Notes, 11.25%, 02/01/14	3,085,000	3,208,400
Georgia-Pacific LLC, Sr. Unsec. Gtd. Notes, 8.25%, 05/01/16(b)	2,775,000	3,121,875
Mercer International Inc., Sr. Unsec. Notes, 9.50%, 12/01/17(b)	1,425,000	1,448,156
Neenah Paper, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/14	3,015,000	3,063,994
P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	525,000	538,720
7.13%, 05/01/16	1,210,000	1,242,722
PE Paper Escrow GmbH (Austria), Sr. Sec. Gtd. Notes, 12.00%, 08/01/14(b)	585,000	683,719
Sappi Papier Holding AG (Austria), Unsec. Gtd. Unsub. Notes, 6.75%, 06/15/12(b)	1,250,000	1,256,187

		15,632,061

Personal Products—0.18%
NBTY Inc., Sr. Gtd. Notes, 9.00%, 10/01/18(b)	920,000	970,600
Sabra Health Care L.P./Sabra Capital Corp., Sr. Gtd. Notes, 8.13%, 11/01/18(b)	515,000	522,081

		1,492,681

Pharmaceuticals—0.57%
Elan Finance PLC/Corp. (Ireland), Sr. Unsec. Gtd. Global Notes, 8.75%, 10/15/16	1,430,000	1,438,938
Endo Pharmaceuticals Holdings Inc., Sr. Notes, 7.00%, 12/15/20(b)	455,000	461,825
Mylan Inc., Sr. Gtd. Notes, 6.00%, 11/15/18(b)	1,425,000	1,389,375
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal
	Amount	Value
Pharmaceuticals—(continued)
Valeant Pharmaceuticals International (Canada), Sr. Unsec. Gtd. Notes, 6.75%, 10/01/17(b)	$360,000	$355,500
6.88%, 12/01/18(b)	725,000	710,500
7.00%, 10/01/20(b)	360,000	351,900

		4,708,038

Property & Casualty Insurance—0.66%
Crum & Forster Holdings Corp., Sr. Unsec. Global Notes, 7.75%, 05/01/17	3,365,000	3,541,663
XL Group PLC (Ireland), Series E, Jr. Sub. Variable Rate Global Pfd. Bonds, 6.50%(e)(g)	2,290,000	1,992,300

		5,533,963

Publishing—0.91%
Gannett Co. Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 11/15/14	1,310,000	1,460,650
9.38%, 11/15/17	5,185,000	5,729,425
MediMedia USA Inc., Sr. Sub. Notes, 11.38%, 11/15/14(b)	465,000	403,387
Reader’s Digest Association Inc. (The), Sr. Unsec. Gtd. Sub. Global Notes, 9.00%, 02/15/17(d)	3,080,000	—

		7,593,462

Railroads—0.56%
Kansas City Southern de Mexico S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 8.00%, 02/01/18	4,240,000	4,636,222
Real Estate Services—0.27%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Notes, 6.63%, 10/15/20(b)	2,210,000	2,232,100
Regional Banks—1.21%
Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	2,475,000	2,116,125
Susquehanna Capital II, Jr. Ltd. Gtd. Sub. Notes, 11.00%, 03/23/40	2,520,000	2,751,491
Zions Bancorp., Sr. Unsec. Notes, 7.75%, 09/23/14	3,455,000	3,641,570
Unsec. Sub. Notes, 5.50%, 11/16/15	1,630,000	1,597,400

		10,106,586

Research & Consulting Services—0.16%
FTI Consulting Inc., Sr. Gtd. Notes, 6.75%, 10/01/20(b)	1,330,000	1,363,250
Restaurants—0.04%
Dunkin Finance Corp., Sr. Notes, 9.63%, 12/01/18(b)	365,000	368,194

	Principal
	Amount	Value
Semiconductor Equipment—0.25%
Amkor Technology Inc., Sr. Unsec. Global Notes, 7.38%, 05/01/18	$1,950,000	$2,067,000
Semiconductors—1.53%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	1,545,000	1,626,112
Sr. Unsec. Gtd. Global Notes, 8.88%, 12/15/14	3,990,000	4,009,950
Sr. Unsec. Gtd. Notes, 10.75%, 08/01/20(b)	3,370,000	3,319,450
MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co. (South Korea), Sr. Sec. Gtd. Global Notes, 6.88%, 12/15/11(d)	5,465,000	116,131
NXP B.V./NXP Funding LLC (Netherlands), Sr. Sec. Gtd. Global Notes, 7.88%, 10/15/14	3,074,000	3,170,216
Sr. Sec. Gtd. Notes, 9.75%, 08/01/18(b)	470,000	514,063

		12,755,922

Specialized Finance—1.92%
CIT Group Inc., Sr. Sec. Bonds, 7.00%, 05/01/14	8,475,000	8,432,625
7.00%, 05/01/17	7,735,000	7,599,637

		16,032,262

Specialized REIT’s—0.45%
Host Hotels & Resorts Inc., Sr. Gtd. Notes, 6.00%, 11/01/20(b)	2,130,000	2,092,725
Omega Healthcare Investors Inc., Sr. Unsec. Gtd. Notes, 6.75%, 10/15/22(b)	1,645,000	1,624,438

		3,717,163

Specialty Chemicals—1.79%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	2,750,000	2,873,750
Huntsman International LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.38%, 01/01/15	6,875,000	7,012,500
NewMarket Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/16	2,330,000	2,382,425
PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	2,545,000	2,611,806

		14,880,481

Specialty Stores—0.09%
Michaels Stores Inc., Sr. Notes, 7.75%, 11/01/18(b)	770,000	758,450
Steel—0.96%
AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/15/20	1,690,000	1,702,675
Metals USA, Inc., Sr. Sec. Gtd. Global Notes, 11.13%, 12/01/15	2,890,000	3,045,337
Steel Dynamics Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 04/15/16	1,190,000	1,258,425
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal
	Amount	Value
Steel—(continued)
United States Steel Corp., Sr. Unsec. Notes, 7.00%, 02/01/18	$1,475,000	$1,463,938
7.38%, 04/01/20	555,000	557,775

		8,028,150

Systems Software—0.43%
Allen Systems Group Inc., Sr. Sec. Notes, 10.50%, 11/15/16(b)	3,575,000	3,597,344
Tires & Rubber—0.71%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 7.63%, 03/15/27	2,145,000	2,021,662
8.00%, 12/15/19	3,750,000	3,918,750

		5,940,412

Trading Companies & Distributors—1.83%
Ashtead Capital Inc., Sr. Sec. Gtd. Notes, 9.00%, 08/15/16(b)	2,715,000	2,810,025
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/19(b)	4,390,000	4,291,225
H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	5,032,000	5,107,480
Hertz Corp. (The), Sr. Unsec. Gtd. Notes, 7.50%, 10/15/18(b)	1,840,000	1,867,600
Sunstate Equipment Co., LLC, Sr. Unsec. Notes, 10.50%, 04/01/13 (Acquired 01/13/10-01/21/10; Cost $1,114,175)(b)	1,265,000	1,170,125

		15,246,455

Wireless Telecommunication Services—5.67%
Clearwire Communications LLC/Clearwire Finance Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	6,410,000	6,842,675
Cricket Communications, Inc., Sr. Sec. Gtd. Global Notes, 7.75%, 05/15/16	2,185,000	2,258,744
Sr. Unsec. Gtd. Global Notes, 10.00%, 07/15/15	865,000	916,900
Sr. Unsec. Gtd. Notes, 7.75%, 10/15/20(b)	2,960,000	2,752,800
Digicel Group Ltd. (Bermuda), Sr. Unsec. Notes, 8.88%, 01/15/15(b)	2,005,000	2,042,594
Digicel Ltd. (Bermuda), Sr. Notes, 8.25%, 09/01/17(b)	2,175,000	2,316,375
Sr. Unsec. Notes, 12.00%, 04/01/14(b)	1,665,000	1,943,887
MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20	2,695,000	2,573,725
SBA Telecommunications Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 08/15/19	2,520,000	2,772,000

	Principal
	Amount	Value
Wireless Telecommunication Services—(continued)
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	$5,920,000	$5,024,600
6.90%, 05/01/19	1,070,000	1,023,188
Sprint Nextel Corp., Sr. Unsec. Notes, 8.38%, 08/15/17	6,695,000	6,979,537
Wind Acquisition Finance S.A. (Luxembourg), Sr. Sec. Gtd. Bonds, 12.00%, 12/01/15(b)	2,630,000	2,764,787
Sr. Sec. Gtd. Notes, 7.25%, 02/15/18(b)	350,000	346,698
Sr. Sec. Gtd. Sub. Notes, 11.75%, 07/15/17(b)	6,075,000	6,658,200

		47,216,710

Total U.S. Dollar Denominated Bonds & Notes (Cost $745,683,138)		762,480,828

Non-U.S. Dollar Denominated Bonds & Notes—6.57%(f)
Canada—0.19%
Gateway Casinos & Entertainment Ltd., Sr. Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	1,555,000	1,561,212
Croatia—0.30%
Agrokor, Sr. Unsec. Gtd. Medium-Term Euro Notes, 10.00%, 12/07/16	EUR	1,870,000	2,512,408
Czech Republic—0.17%
CET 21 spol sro, Sr. Sec. Notes, 9.00%, 11/01/17(b)	EUR	1,060,000	1,400,066
Germany—0.06%
Hapag-Lloyd AG, Sr. Gtd. Notes, 9.00%, 10/15/15(b)	EUR	350,000	464,558
Ireland—0.75%
Ardagh Packaging Finance PLC, Sr. Gtd. Notes, 9.25%, 10/15/20(b)	EUR	2,290,000	2,972,649
Bord Gais Eireann, Sr. Unsec. Medium-Term Euro Notes, 5.75%, 06/16/14	EUR	2,625,000	3,259,074

			6,231,723

Luxembourg—1.83%
Calcipar S.A., Sr. Unsec. Gtd. Floating Rate Notes, 2.09%, 07/01/14(b)(e)	EUR	1,965,000	2,308,444
Cirsa Funding Luxembourg S.A., Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	480,000	610,626
Hellas Telecommunications Luxembourg V, Sr. Sec. Gtd. Floating Rate Bonds, 4.84%, 10/15/12(b)(d)(e)	EUR	8,290,018	3,066,963
M&G Finance Luxembourg S.A., Jr. Unsec. Gtd. Sub. Variable Rate Euro Bonds, 7.50% (e)(g)	EUR	4,400,000	1,856,283
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

		Principal
		Amount	Value
Luxembourg—(continued)
Telenet Finance Luxembourg SCA, Sr. Sec. Bonds, 6.38%, 11/15/20(b)	EUR	2,010,000	$2,565,164
TMD Friction Finance S.A., Sr. Sec. Gtd. Bonds, 10.75%, 05/15/17(b)	EUR	2,835,000	3,827,318
Wind Acquisition Finance S.A., Sr. Sec. Gtd. Notes, 7.38%, 02/15/18(b)	EUR	790,000	1,004,989

			15,239,787

Netherlands—1.45%
Boats Investments B.V., Sec. PIK Medium-Term Euro Notes, 11.00%, 03/31/17	EUR	1,037,317	1,144,560
Carlson Wagonlit B.V., Sr. Gtd. Floating Rate Notes, 6.80%, 05/01/15(b)(e)	EUR	4,040,000	4,877,221
EN Germany Holdings B.V., Sr. Sec. Gtd. Notes, 10.75%, 11/15/15(b)	EUR	1,230,000	1,556,746
Polish Television Holding B.V., Sr. Sec. Bonds, 11.25%, 05/15/17(b)	EUR	1,015,000	1,287,926
Ziggo Bond Co. B.V., Sr. Sec. Gtd. Notes, 8.00%, 05/15/18(b)	EUR	2,515,000	3,256,560

			12,123,013

Spain—0.03%
Inaer Aviation Finance Ltd., Sr. Sec. Bonds, 9.50%, 08/01/17(b)	EUR	205,000	248,813
Sweden—0.24%
TVN Finance Corp II A.B., Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(b)	EUR	1,465,000	2,025,328
United Kingdom—1.33%
Avis Finance Co. PLC, Sr. Unsec. Gtd. Floating Rate Euro Bonds, 3.67%, 07/31/13(e)	EUR	1,510,000	1,871,925
EC Finance PLC, Sr. Sec. Gtd. Bonds, 9.75%, 08/01/17(b)	EUR	335,000	465,304
Infinis PLC, Sr. Notes, 9.13%, 12/15/14(b)	GBP	1,135,000	1,853,410
ITV PLC, Series 2005-1, Unsec. Gtd. Unsub. Medium-Term Euro Notes, 5.38%, 10/19/15	GBP	180,000	279,936
Series 2006-1 Tranche 1, Unsec. Gtd. Unsub. Medium-Term Euro Notes, 7.38%, 01/05/17	GBP	300,000	478,224
Kerling PLC, Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR	740,000	1,014,627
Pipe Holding PLC, Sr. Sec. Bonds, 9.50%, 11/01/15(b)	GBP	1,040,000	1,663,989
R&R Ice Cream Ltd., Sr. Sec. Notes, 8.38%, 11/15/17(b)	EUR	2,585,000	3,455,216

			11,082,631

		Principal
		Amount	Value
United States—0.22%
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/01/14	EUR	1,430,000	$1,874,846

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $61,782,385)			54,764,385

	Shares
Preferred Stocks—1.13%
Automobile Manufacturers—0.26%
General Motors Co., Series B, 4.75%, Pfd.	42,400	2,149,680
Diversified Banks—0.56%
Ally Financial, Inc., Series G, 7.00%, Pfd.(b)	5,209	4,650,986
Other Diversified Financial Services—0.31%
Citigroup Capital XIII, 7.88%, Variable Rate Pfd.(e)	98,770	2,608,762

Total Preferred Stocks (Cost $7,703,981)		9,409,428

Common Stocks & Other Equity Interests—0.36%
Broadcasting—0.05%
Adelphia Communications Corp.(h)	50,250	50,250
Adelphia Recovery Trust, Series ACC-1(h)	4,846,549	94,508
Adelphia Recovery Trust, Series ARAHOVA(h)	2,211,702	265,404

		410,162

Building Products—0.02%
Nortek, Inc.(i)	2,990	122,590
Construction Materials—0.29%
U.S. Concrete, Inc.(i)	359,502	2,430,233

Total Common Stocks & Other Equity Interests (Cost $10,273,473)		2,962,985

	Principal
	Amount
Senior Secured Floating Rate Interest Loans—0.12%
Airlines—0.12%
Evergreen International Aviation, Inc., Sr. Gtd. Floating Rate First Lien Term Loans, 9.00%, 10/31/11 (Cost $975,336)(e)	$975,336	962,535

TOTAL INVESTMENTS—99.73% (Cost $826,418,313)		830,580,161

OTHER ASSETS LESS LIABILITIES—0.27%		2,280,491

NET ASSETS—100.00%		$832,860,652

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Investment Abbreviations:

CAD	— Canadian Dollar
Conv.	— Convertible
Ctfs.	— Certificates
Cum.	— Cumulative
Deb.	— Debentures
Disc.	— Discounted
EUR	— Euro
GBP	— British Pound
Gtd.	— Guaranteed
Jr.	— Junior
Ltd.	— Limited
Pfd.	— Preferred
PIK	— Payment in Kind
REIT	— Real Estate Investment Trust
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
Unsec.	— Unsecured
Unsub.	— Unsubordinated
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2010 was $265,903,509, which represented 31.93% of the Fund’s Net Assets.

(c)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2010 was $9,710,369, which represented 1.17% of the Fund’s Net Assets.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2010.

(f)	Foreign denominated security. Principal amount is denominated in currency indicated.

(g)	Perpetual bond with no specified maturity date.

(h)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(i)	Non-income producing security.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Invesco High Yield Fund

A.	Security Valuations — (continued)
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Lower-Rated Securities — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
Invesco High Yield Fund

E.	Securities Lending — (continued)

compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco High Yield Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended November 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$5,062,415	$7,309,998	$—	$12,372,413
Corporate Debt Securities	—	818,207,748	0	818,207,748

	$5,062,415	$825,517,746	$0	$830,580,161

Foreign Currency Contracts*	—	3,672,127	—	3,672,127

Total Investments	$5,062,415	$829,189,873	$0	$834,252,288

*	Unrealized appreciation.
NOTE 3 — Derivative Investments
Open Foreign Currency Contracts

Settlement	Contract to					Unrealized
Date	Deliver		Receive		Value	Appreciation

02/09/11	EUR	37,245,000	USD	52,007,777	$48,335,650	$3,672,127
Currency Abbreviations:
EUR — Euro
USD — U.S. Dollar
Invesco High Yield Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2010 was $576,266,498 and $580,947,602, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$49,118,366
Aggregate unrealized (depreciation) of investment securities	(46,421,452)

Net unrealized appreciation of investment securities	$2,696,914

Cost of investments for tax purposes is $827,883,247.
NOTE 5 — Significant Event
Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco High Yield Fund (the “Fund”) would acquire all of the assets and liabilities of Invesco Van Kampen High Yield Fund (the “Target Fund”) in exchange for shares of the Fund. The Agreement requires approval of the Target Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco High Yield Fund

Invesco High Yield Securities Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us    MS-HYS-QTR-1 11/10    Invesco Advisers, Inc.

Schedule of Investments(a)
November 30, 2010
(Unaudited)

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes—89.57%
Advertising—0.24%
Lamar Media Corp., Sr. Gtd. Sub. Global Notes, 7.88%, 04/15/18	$285,000	$303,169

Aerospace & Defense—1.73%
Alliant Techsystems Inc., Sr. Unsec. Gtd. Sub. Notes, 6.88%, 09/15/20	55,000	56,650
BE Aerospace Inc., Sr. Unsec. Notes, 6.88%, 10/01/20	335,000	345,050
Bombardier Inc. (Canada), Sr. Notes, 7.75%, 03/15/20(b)	450,000	489,375
Hexcel Corp., Sr. Unsec. Sub. Global Notes, 6.75%, 02/01/15	605,000	608,025
Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	655,000	677,925

		2,177,025

Airlines—2.38%
American Airlines, Series 1991-A2, Sec. Pass Through Ctfs., 10.18%, 01/02/13	133,547	135,550
Continental Airlines Inc., Series 2007-1, Class C, Sec. Sub. Global Pass Through Ctfs., 7.34%, 04/19/14	1,261,141	1,286,364
Series 2009-1, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	166,226	181,602
Delta Air Lines, Inc., Sr. Sec. Notes, 9.50%, 09/15/14(b)	737,000	805,173
UAL Corp., Series 2009-2B, Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	358,732	410,748
United Air Lines Inc., Series 2007-1, Sec. Gtd. Global Pass Through Ctfs., 6.64%, 07/02/22	169,425	174,825

		2,994,262

Alternative Carriers—1.20%
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Notes, 7.25%, 10/15/20(b)	1,510,000	1,513,775

Aluminum—1.10%
Century Aluminum Co., Sr. Sec. Notes, 8.00%, 05/15/14	325,000	339,422

	Principal
	Amount	Value
Aluminum—(continued)
Novelis Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.25%, 02/15/15	$1,010,000	$1,042,825

		1,382,247

Apparel, Accessories & Luxury Goods—1.50%
Hanesbrands Inc., Sr. Gtd. Notes, 6.38%, 12/15/20(b)	330,000	315,150
Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	640,000	656,000
Phillips-Van Heusen Corp., Sr. Unsec. Notes, 7.38%, 05/15/20	220,000	236,500
Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	650,000	619,125
Visant Corp., Sr. Notes, 10.00%, 10/01/17(b)	55,000	56,925

		1,883,700

Asset Management & Custody Banks—0.74%
Accellent Inc., Sr. Sub. Gtd. Notes, 10.00%, 11/01/17(b)	50,000	45,750
Apria Healthcare Group Inc., Sr. Sec. Gtd. Global Notes, 12.38%, 11/01/14	375,000	418,125
Travelport LLC/Travelport Inc., Sr. Unsec. Gtd. Notes, 9.00%, 03/01/16(b)	475,000	465,500

		929,375

Auto Parts & Equipment—0.38%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 11.00%, 11/01/15(b)	155,000	168,563
Tenneco Inc., Sr. Notes, 7.75%, 08/15/18(b)	165,000	173,662
Sr. Unsec. Gtd. Global Notes, 8.13%, 11/15/15	130,000	137,800

		480,025

Automobile Manufacturers—0.63%
Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	425,000	459,000
Motors Liquidation Co., Sr. Unsec. Notes, 8.38%, 07/15/33(c)	1,050,000	338,625

		797,625

Broadcasting—1.58%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	270,000	268,650
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

	Principal
	Amount	Value
Broadcasting—(continued)
Hughes Network Systems LLC/HNS Finance Corp., Sr. Unsec. Gtd. Global Notes, 9.50%, 04/15/14	$510,000	$522,750
Nielsen Finance LLC/ Nielsen Finance Co., Sr. Unsec. Gtd. Notes, 7.75%, 10/15/18(b)	235,000	240,287
Nielsen Finance LLC/Co., Sr. Unsec. Gtd. Sub. Disc. Global Notes, 12.50%, 08/01/16(d)	310,000	315,425
XM Satellite Radio Inc., Sr. Unsec. Gtd. Notes, 13.00%, 08/01/13(b)	550,000	647,625

		1,994,737

Building Products—3.86%
Associated Materials LLC, Sr. Sec. Gtd. Notes, 9.13%, 11/01/17(b)	480,000	490,800
Building Materials Corp. of America, Sr. Gtd. Notes, 7.50%, 03/15/20(b)	260,000	266,825
Sr. Notes, 6.88%, 08/15/18(b)	270,000	267,300
Gibraltar Industries Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	415,000	410,850
Nortek Inc., Sr. Sec. Gtd. Global Notes, 11.00%, 12/01/13	885,000	936,994
Sr. Unsec. Gtd. Notes, 10.00%, 12/01/18(b)	285,000	289,275
Ply Gem Industries Inc., Sr. Sec. Gtd. First & Second Lien Global Notes, 11.75%, 06/15/13	1,240,000	1,317,500
Sr. Unsec. Gtd. Sub. Global Notes, 13.13%, 07/15/14	220,000	232,650
Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Sec. Notes, 8.63%, 12/01/17(b)	525,000	526,312
USG Corp., Sr. Gtd. Notes, 8.38%, 10/15/18(b)	40,000	38,900
Sr. Unsec. Gtd. Notes, 9.75%, 08/01/14(b)	80,000	84,800

		4,862,206

Cable & Satellite—1.23%
CSC Holdings LLC, Sr. Unsec. Global, 8.63%, 02/15/19	535,000	608,563
Kabel Deutschland GmbH (Germany), Sr. Sec. Gtd. Global Notes, 10.63%, 07/01/14	75,000	78,285
Virgin Media Finance PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 9.13%, 08/15/16	805,000	859,337

		1,546,185

Casinos & Gaming—5.97%
Ameristar Casinos Inc, Sr. Unsec. Gtd. Global Notes, 9.25%, 06/01/14	675,000	725,625

	Principal
	Amount	Value
Casinos & Gaming—(continued)
Boyd Gaming Corp., Sr. Notes, 9.13%, 12/01/18(b)	$55,000	$51,975
Caesars Entertainment Operating Co. Inc., Sr. Sec. Gtd. Global Notes, 11.25%, 06/01/17	568,000	620,540
10.00%, 12/15/18	125,000	105,625
Sr. Sec. Notes, 12.75%, 04/15/18(b)	185,000	179,912
Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	677,000	511,135
Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Sub. Notes, 7.25%, 02/15/15(b)	375,000	382,500
Las Vegas Sands Corp., Sr. Sec. Gtd. Global Notes, 6.38%, 02/15/15	410,000	418,200
Mandalay Resort Group, Sr. Unsec. Gtd. Sub. Notes, 7.63%, 07/15/13	160,000	150,800
MGM Mirage, Sr. Sec. Gtd. Notes, 13.00%, 11/15/13	500,000	591,250
Sr. Unsec. Gtd. Global Notes, 6.75%, 04/01/13	1,875,000	1,800,000
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.75%, 09/01/12	70,000	69,125
Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 08/01/17	360,000	387,900
Resort at Summerlin LP, Series B, Sr. Unsec. Sub. Global, 13.00%, 12/15/07(c)	27,634,000	—
Scientific Games Corp., Sr. Sub. Notes, 8.13%, 09/15/18(b)	55,000	55,825
Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	135,000	135,000
Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.43%, 02/01/14(b)(e)	165,000	137,775
Sr. Sec. Notes, 9.13%, 02/01/15(b)	280,000	263,200
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sec. Gtd. First Mortgage Notes, 7.75%, 08/15/20(b)	190,000	201,400
Sr. Sec. Gtd. Global First Mortgage Notes, 7.88%, 05/01/20	690,000	736,575

		7,524,362

Coal & Consumable Fuels—0.12%
Consol Energy Inc., Sr. Unsec. Gtd. Notes, 8.25%, 04/01/20(b)	140,000	152,600

Commodity Chemicals—0.53%
Westlake Chemical Corp., Sr. Unsec. Gtd. Notes, 6.63%, 01/15/16	650,000	671,938
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

	Principal
	Amount	Value
Computer & Electronics Retail—0.06%
Rent-A-Center Inc., Sec. Unsec. Notes, 6.63%, 11/15/20(b)	$80,000	$80,400

Computer Hardware—0.16%
SunGard Data Systems Inc., Sr. Unsec. Notes, 7.38%, 11/15/18(b)	100,000	99,000
7.63%, 11/15/20(b)	100,000	99,500

		198,500

Construction & Engineering—1.29%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.13%, 10/15/15	160,000	165,600
MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	445,000	447,781
Tutor Perini Corp., Sr. Unsec. Gtd. Notes, 7.63%, 11/01/18(b)	995,000	1,007,438

		1,620,819

Construction Materials—1.11%
Cemex Finance LLC, Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	615,000	616,973
Texas Industries Inc., Sr. Unsec. Gtd. Notes, 9.25%, 08/15/20(b)	745,000	785,975

		1,402,948

Construction, Farm Machinery & Heavy Trucks—2.01%
Case New Holland Inc., Sr. Notes, 7.88%, 12/01/17(b)	300,000	331,500
Sr. Unsec. Gtd. Global Notes, 7.75%, 09/01/13	540,000	580,500
Esco Corp., Sr. Unsec. Gtd. Notes, 8.63%, 12/15/13(b)	185,000	192,979
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	85,000	87,338
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	770,000	825,825
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 8.50%, 03/01/20	315,000	347,287
Titan International Inc., Sr. Sec. Gtd. Notes, 7.88%, 10/01/17(b)	155,000	161,297

		2,526,726

Consumer Finance—2.85%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/01/31	60,000	61,800
Sr. Unsec. Gtd. Notes, 8.00%, 03/15/20(b)	665,000	683,288
Sr. Unsec. Gtd. Notes, 7.50%, 09/15/20(b)	625,000	628,125

	Principal
	Amount	Value
Consumer Finance—(continued)
Capital One Capital VI, Jr. Ltd. Gtd. Sub. Trust Pfd. Securities, 8.88%, 05/15/40	$695,000	$732,356
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 8.00%, 12/15/16	482,000	530,200
Sr. Unsec. Notes, 8.13%, 01/15/20	480,000	547,200
National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	385,000	408,100

		3,591,069

Data Processing & Outsourced Services—0.29%
SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes, 10.25%, 08/15/15	255,000	265,519
Sr. Unsec. Gtd. Sub. Global Notes, 10.63%, 05/15/15	90,000	98,775

		364,294

Department Stores—1.18%
Macy’s Retail Holdings Inc., Sr. Unsec. Gtd. Notes, 5.90%, 12/01/16	825,000	895,125
Sears Holdings Corp., Sr. Sec. Notes, 6.63%, 10/15/18(b)	630,000	584,325

		1,479,450

Distillers & Vintners—0.61%
Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	715,000	770,413

Diversified Support Services—0.04%
Mobile Mini Inc., Sr. Unsec. Gtd. Notes, 7.88%, 12/01/20(b)	50,000	51,438

Drug Retail—0.27%
General Nutrition Centers Inc., Sr. Unsec. Gtd. PIK Floating Rate Global Notes, 5.75%, 03/15/14	350,000	345,625

Electrical Components & Equipment—0.53%
Baldor Electric Co., Sr. Unsec. Gtd. Notes, 8.63%, 02/15/17	510,000	568,650
Polypore International Inc., Sr. Notes, 7.50%, 11/15/17(b)	95,000	95,475

		664,125

Environmental & Facilities Services—0.17%
EnergySolutions Inc./EnergySolutions LLC, Sr. Unsec. Gtd. Notes, 10.75%, 08/15/18(b)	190,000	209,950
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

	Principal
	Amount	Value
Fertilizers & Agricultural Chemicals—0.72%
CF Industries Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/20	$815,000	$906,687

Food Retail—1.04%
Simmons Foods Inc., Sr. Sec. Notes, 10.50%, 11/01/17(b)	305,000	319,488
SUPERVALU Inc., Sr. Unsec. Medium-Term Bonds, 7.50%, 11/15/14	505,000	503,737
Sr. Unsec. Notes, 8.00%, 05/01/16	495,000	484,481

		1,307,706

Forest Products—0.04%
Sino-Forest Corp. (Canada), Gtd. Notes, 6.25%, 10/21/17(b)	45,000	45,024

Gas Utilities—0.52%
Ferrellgas LP Corp., Sr. Notes, 6.50%, 05/01/21(b)	345,000	342,413
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	295,000	316,756

		659,169

Health Care Equipment—0.63%
DJO Finance LLC Corp., Sr. Unsec. Gtd. Global Notes, 10.88%, 11/15/14	385,000	421,575
Fresenius US Finance II Inc., Sr. Unsec. Gtd. Notes, 9.00%, 07/15/15(b)	330,000	377,025

		798,600

Health Care Facilities—4.08%
Community Health Systems Inc., Sr. Unsec. Gtd. Global Notes, 8.88%, 07/15/15	695,000	729,750
Hanger Orthopedic Group Inc., Sr. Notes, 7.13%, 11/15/18(b)	100,000	98,750
HCA Inc., Sr. Unsec. Notes, 6.25%, 02/15/13	847,000	847,000
5.75%, 03/15/14	1,200,000	1,176,000
Health Management Associates Inc., Sr. Sec. Notes, 6.13%, 04/15/16	125,000	126,875
Healthsouth Corp., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/18	195,000	198,413
7.75%, 09/15/22	100,000	101,750
Sabra Healthcare REIT Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.13%, 04/15/15	515,000	554,912

	Principal
	Amount	Value
Health Care Facilities—(continued)
Select Medical Holdings Corp., Sr. Unsec. Global Notes, 6.14%, 09/15/15(e)	$405,000	$362,475
Tenet Healthcare Corp., Sr. Sec. Gtd. Global Notes, 10.00%, 05/01/18	535,000	596,525
Sr. Unsec. Global Notes, 9.25%, 02/01/15	330,000	349,800

		5,142,250

Health Care Services—0.16%
DaVita Inc., Sr. Unsec. Gtd. Notes, 6.38%, 11/01/18	100,000	99,750
Universal Hospital Services Inc., Sr. Sec. PIK Global Notes, 8.50%, 06/01/15	100,000	102,500

		202,250

Health Care Technology—0.04%
MedAssets Inc., Sr. Notes, 8.00%, 11/15/18(b)	45,000	45,450
Homebuilding—0.66%
K Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	685,000	690,137
M/I Homes Inc., Sr. Unsec. Notes, 8.63%, 11/15/18(b)	140,000	140,700

		830,837

Hotels, Resorts & Cruise Lines—0.25%
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 6.88%, 12/01/13	295,000	314,913

Household Products—0.23%
Central Garden and Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	275,000	285,313

Housewares & Specialties—0.02%
Jarden Corp., Sr. Unsec. Gtd. Notes, 6.13%, 11/15/22	30,000	29,250

Independent Power Producers & Energy Traders—1.17%
AES Corp. (The), Sr. Unsec. Notes, 7.75%, 03/01/14	500,000	530,000
NRG Energy, Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/16	610,000	614,575
8.50%, 06/15/19	120,000	122,400
Sr. Unsec. Gtd. Notes, 7.38%, 01/15/17	200,000	202,000

		1,468,975

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

	Principal
	Amount	Value
Industrial Conglomerates—0.60%
RBS Global Inc./ Rexnord LLC., Sr. Unsec. Gtd. Global Notes, 8.50%, 05/01/18	$735,000	$757,050

Industrial Gases—0.18%
Airgas Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/01/18	205,000	225,756

Industrial Machinery—0.23%
Mueller Water Products Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 09/01/20	55,000	60,500
SPX Corp., Sr. Unsec. Gtd. Notes, 6.88%, 09/01/17(b)	220,000	230,450

		290,950

Integrated Telecommunication Services—0.91%
Angel Lux Common S.A. (Denmark), Sr. Sec. Bonds, 8.88%, 05/01/16(b)	290,000	304,500
Intelsat Jackson Holdings S.A., Sr. Unsec. Gtd. Global Notes, 9.50%, 06/15/16	120,000	127,200
Qwest Communications International Inc., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/18(b)	490,000	513,888
Wind Acquisition Finance S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 7.25%, 02/15/18(b)	200,000	198,113

		1,143,701

Internet Retail—0.72%
Travelport LLC, Sr. Unsec. Gtd. Sub. Global Notes, 11.88%, 09/01/16	550,000	566,500
Sr. Unsec. Gtd. Global Notes, 9.88%, 09/01/14	345,000	344,137

		910,637

Investment Banking & Brokerage—0.69%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	415,000	432,780
E*Trade Financial Corp., Sr. Unsec. Notes, 7.88%, 12/01/15	435,000	430,650

		863,430

Leisure Facilities—0.52%
Universal City Development Partners Ltd./UCDP Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.88%, 11/15/15	615,000	651,900

Leisure Products—0.05%
Toys R Us Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	55,000	56,788

	Principal
	Amount	Value
Life Sciences Tools & Services—0.21%
Patheon Inc. (Canada), Sr. Sec. Notes, 8.63%, 04/15/17(b)	$260,000	$266,500

Marine—0.13%
Stena AB (Sweden), Sr. Unsec. Global Notes, 7.00%, 12/01/16	160,000	159,200

Metal & Glass Containers—0.33%
Ball Corp., Sr. Unsec. Gtd. Notes, 5.75%, 05/15/21	145,000	142,825
Owens-Brockway Glass Container Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/15/16	250,000	268,750

		411,575

Movies & Entertainment—0.85%
AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	760,000	809,400
Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 06/15/19	246,000	265,065

		1,074,465

Multi-Line Insurance—2.17%
American International Group, Inc., Jr. Sub. Variable Rate Global Deb., 8.18%, 05/15/58(e)	690,000	707,250
Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Variable Rate Deb., 8.13%, 06/15/38(e)	325,000	343,955
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	905,000	914,050
Nationwide Mutual Insurance Co., Sub. Notes, 9.38%, 08/15/39(b)	655,000	762,719

		2,727,974

Multi-Sector Holdings—0.24%
Reynolds Group Issuer Inc. LLC, Sr. Sec. Gtd. Notes, 7.13%, 04/15/19(b)	300,000	304,500

Office Services & Supplies—0.19%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	155,000	157,325
Interface Inc., Sr. Notes, 7.63%, 12/01/18(b)	80,000	81,200

		238,525

Oil & Gas Drilling—0.18%
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20(b)	220,000	224,400
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

	Principal
	Amount	Value
Oil & Gas Equipment & Services—1.15%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	$245,000	$256,638
Calfrac Holdings L.P., Sr. Unsec. Notes, 7.50%, 12/01/20(b)	110,000	110,206
Cie Generale de Geophysique- Veritas (France), Sr. Unsec. Gtd. Global Notes, 7.50%, 05/15/15	140,000	144,200
Complete Production Services, Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 12/15/16	260,000	267,150
Key Energy Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 12/01/14	635,000	673,100

		1,451,294

Oil & Gas Exploration & Production—7.53%
Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	140,000	139,300
Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/01/15	500,000	493,750
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	150,000	154,313
Sr. Unsec. Gtd. Notes, 9.50%, 02/15/15	250,000	280,625
6.63%, 08/15/20	170,000	171,063
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	465,000	487,669
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/19	200,000	221,500
Sr. Unsec. Gtd. Notes, 7.38%, 10/01/20(b)	315,000	337,050
7.13%, 04/01/21(b)	125,000	131,172
Delta Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/15	375,000	253,125
Encore Acquisition Co., Sr. Gtd. Sub. Notes, 9.50%, 05/01/16	355,000	393,606
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	490,000	466,112
Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	1,115,000	1,131,725
Harvest Operations Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.88%, 10/01/17(b)	310,000	322,400
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	865,000	951,500
Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	255,000	268,387
Petrohawk Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 08/15/18	270,000	268,650

	Principal
	Amount	Value
Oil & Gas Exploration & Production—(continued)
Petrohawk Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.88%, 06/01/15	$690,000	$718,462
Pioneer Natural Resources Co., Sr. Unsec. Notes, 6.65%, 03/15/17	720,000	773,643

Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 7.75%, 06/15/15	60,000	62,700
7.63%, 06/01/18	840,000	872,550
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 7.50%, 05/15/16	360,000	373,950
Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	210,000	213,150

		9,486,402

Oil & Gas Refining & Marketing—1.16%
Petroplus Finance Ltd. (Switzerland), Sr. Sec. Gtd. Notes, 6.75%, 05/01/14(b)	185,000	170,200
Tesoro Corp., Sr. Unsec. Gtd. Global Bonds, 6.50%, 06/01/17	675,000	670,781
United Refining Co., Series 2, Sr. Unsec. Gtd. Global Notes, 10.50%, 08/15/12	685,000	615,644

		1,456,625

Oil & Gas Storage & Transportation—2.91%
Copano Energy LLC/ Copano Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/16	680,000	693,600
El Paso Corp., Sr. Unsec. Global Notes, 6.88%, 06/15/14	430,000	462,250
Sr. Unsec. Notes, 12.00%, 12/12/13	145,000	177,987
Genesis Energy LP/Genesis Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.88%, 12/15/18(b)	155,000	154,225
Inergy L.P. Corp., Sr. Unsec. Gtd. Global Notes, 8.25%, 03/01/16	750,000	776,250
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.75%, 11/01/20	145,000	146,088
Series B, Sr. Unsec. Gtd. Global Notes, 8.75%, 04/15/18	680,000	740,350
Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	205,000	210,125
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

	Principal
	Amount	Value
Oil & Gas Storage & Transportation—(continued)
Regency Energy Partners L.P./ Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	$300,000	$305,625

		3,666,500

Other Diversified Financial Services—1.48%
International Lease Finance Corp., Sr. Sec. Notes, 6.50%, 09/01/14(b)	130,000	137,345
6.75%, 09/01/16(b)	325,000	345,109
7.13%, 09/01/18(b)	325,000	346,125
Sr. Unsec. Notes, 8.75%, 03/15/17(b)	966,000	1,033,620

		1,862,199

Packaged Foods & Meats—0.75%
Chiquita Brands International, Inc., Sr. Unsec. Global Notes, 8.88%, 12/01/15	265,000	267,981
JBS USA LLC/JBS USA Finance Inc., Sr. Unsec. Gtd. Global Notes, 11.63%, 05/01/14	580,000	675,700

		943,681

Paper Packaging—0.48%
Cascades Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	575,000	609,500

Paper Products—1.40%
Clearwater Paper Corp., Sr. Gtd. Notes, 7.13%, 11/01/18(b)	145,000	152,613
Georgia-Pacific LLC, Sr. Unsec. Gtd. Notes, 8.25%, 05/01/16(b)	380,000	427,500
Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17(b)	200,000	203,250
Neenah Paper, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/14	260,000	264,225
P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	525,000	538,720
Sappi Papier Holding AG (Austria), Unsec. Gtd. Notes, 6.75%, 06/15/12(b)	180,000	180,891

		1,767,199

Personal Products—0.17%
NBTY Inc., Sr. Gtd. Notes, 9.00%, 10/01/18(b)	130,000	137,150
Sabra Health Care L.P./ Sabra Capital Corp., Sr. Gtd. Notes, 8.13%, 11/01/18(b)	75,000	76,031

		213,181

	Principal
	Amount	Value
Pharmaceuticals—0.93%
Axcan Intermediate Holdings Inc., Sr. Unsec. Global Notes, 12.75%, 03/01/16	$465,000	$488,250
Elan Finance PLC/ Elan Finance Corp., Sr. Gtd. Notes, 8.75%, 10/15/16(b)	220,000	221,375
Endo Pharmaceuticals Holdings Inc., Sr. Notes, 7.00%, 12/15/20(b)	65,000	65,975
Mylan Inc., Sr. Gtd. Notes, 6.00%, 11/15/18(b)	200,000	195,000
Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Notes, 6.75%, 10/01/17(b)	55,000	54,312
6.88%, 12/01/18(b)	105,000	102,900
7.00%, 10/01/20(b)	50,000	48,875

		1,176,687

Property & Casualty Insurance—0.65%
Crum & Forster Holdings Corp., Sr. Unsec. Global Notes, 7.75%, 05/01/17	510,000	536,775
XL Group PLC (Ireland), Jr. Sub. Global Stocks, 6.50% (e) (f)	330,000	287,100

		823,875

Publishing—0.66%
Gannett Co. Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 11/15/14	35,000	39,025
Sr. Unsec. Gtd. Global Notes, 9.38%, 11/15/17	715,000	790,075

		829,100

Railroads—0.33%
Kansas City Southern de Mexico S.A. de C.V. (Mexico), Sr. Unsec. Global Notes, 8.00%, 02/01/18	377,000	412,230

Real Estate Services—0.25%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Notes, 6.63%, 10/15/20(b)	315,000	318,150

Regional Banks—1.04%
Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	590,000	504,450
Zions Bancorp., Unsec. Sub. Notes, 5.50%, 11/16/15	815,000	798,700

		1,303,150

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

	Principal
	Amount	Value
Research & Consulting Services—0.16%
FTI Consulting Inc., Sr. Gtd. Notes, 6.75%, 10/01/20(b)	$195,000	$199,875

Restaurants—0.04%
Dunkin Finance Corp., Sr. Notes, 9.63%, 12/01/18(b)	55,000	55,481

Semiconductor Equipment—0.51%
Amkor Technology Inc., Sr. Unsec. Global Notes, 7.38%, 05/01/18	610,000	646,600

Semiconductors—1.77%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	416,000	437,840
Sr. Unsec. Gtd. Notes, 10.75%, 08/01/20(b)	425,000	418,625
Sr. Unsec. Gtd. Pik. Global Notes, 9.13%, 12/15/14	760,000	761,900
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec. Gtd. Global Notes, 7.88%, 10/15/14	490,000	505,337
Sr. Sec. Gtd. Notes, 9.75%, 08/01/18(b)	100,000	109,375

		2,233,077

Specialized Finance—1.79%
CIT Group Inc., Sr. Sec. Bonds, 7.00%, 05/01/17	2,295,000	2,254,837

Specialized REIT’s—0.18%
Omega Healthcare Investors Inc., Sr. Unsec. Gtd. Notes, 6.75%, 10/15/22(b)	235,000	232,063

Specialty Chemicals—1.44%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	405,000	423,225
Huntsman International LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.38%, 01/01/15	995,000	1,014,900
PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	370,000	379,712

		1,817,837

Specialty Properties—0.24%
Host Hotels & Resorts Inc., Sr. Gtd. Notes, 6.00%, 11/01/20(b)	305,000	299,663

Specialty Stores—0.62%
Michaels Stores Inc., Sr. Notes, 7.75%, 11/01/18(b)	110,000	108,350
Sr. Unsec. Gtd. Sub. Global Notes, 13.00%, 11/01/16(d)	690,000	677,925

		786,275

	Principal
	Amount	Value
Steel—0.57%
AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/15/20	$250,000	$251,875
Steel Dynamics Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 04/15/16	165,000	174,488
United States Steel Corp., Sr. Unsec. Notes, 7.00%, 02/01/18	215,000	213,387
7.38%, 04/01/20	80,000	80,400
		720,150
Systems Software—1.77%
Allen Systems Group Inc., Sr. Sec. Notes, 10.50%, 11/15/16(b)	510,000	513,188
Vangent Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.63%, 02/15/15	1,885,000	1,710,637

		2,223,825

Tires & Rubber—0.54%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	655,000	684,475
Trading Companies & Distributors—1.16%
Ashtead Capital Inc., Sr. Sec. Gtd. Notes, 9.00%, 08/15/16(b)	430,000	445,050
H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	735,000	746,025
Hertz Corp. (The), Sr. Unsec. Gtd. Notes, 7.50%, 10/15/18(b)	270,000	274,050

		1,465,125

Trucking—0.49%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/19(b)	630,000	615,825
Wireless Telecommunication Services—5.88%
Clearwire Communications LLC/Clearwire Finance Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	1,190,000	1,270,325
Cricket Communications, Inc., Sr. Sec. Gtd. Global Notes, 7.75%, 05/15/16	460,000	475,525
Sr. Unsec. Gtd. Notes, 7.75%, 10/15/20(b)	420,000	390,600
Digicel Group Ltd. (Bermuda), Sr. Unsec. Notes, 8.88%, 01/15/15(b)	210,000	213,938
Digicel Ltd. (Bermuda), Sr. Notes, 8.25%, 09/01/17(b)	395,000	420,675
MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 7.88%, 09/01/18	255,000	264,084
6.63%, 11/15/20	380,000	362,900
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

	Principal
	Amount	Value
Wireless Telecommunication Services—(continued)
SBA Telecommunications Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 08/15/19	$355,000	$390,500
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19	1,345,000	1,286,156
Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	160,000	135,800
Sprint Nextel Corp., Sr. Unsec. Notes, 8.38%, 08/15/17	500,000	521,250
Wind Acquisition Finance S.A. (Luxembourg), Sr. Sec. Gtd. Sub. Notes, 11.75%, 07/15/17(b)	750,000	822,000
Sr. Sec. Gtd. Bonds, 12.00%, 12/01/15(b)	815,000	856,769

		7,410,522

Total U.S. Dollar Denominated Bonds & Notes (Cost $135,547,664)		112,828,166

Non-U.S. Dollar Denominated Bonds & Notes—4.51%(h)
Canada—0.18%
Gateway Casinos & Entertainment Ltd., Sr. Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	225,000	225,866

Czech Republic—0.16%
CET 21 spol sro, Sr. Sec., 9.00%, 11/01/17(b)	EUR	150,000	198,114

Germany—0.20%
Hapag-Lloyd AG, Sr. Gtd. Notes, 9.00%, 10/15/15(b)	EUR	100,000	132,725
TVN Finance Corp II AB, Sr. Unsec. Gtd., 10.75%, 11/15/17(b)	EUR	90,000	124,417

			257,142

Ireland—0.75%
Ardagh Packaging Finance Plc, Sr. Gtd. Notes, 9.25%, 10/15/20(b)	EUR	360,000	467,296
Bord Gais Eireann, Sr. Unsec. Gtd. Notes, 5.75%, 06/16/14	EUR	380,000	471,769

			939,065

Luxembourg—1.62%
Calcipar SA, Sr. Unsec. Gtd. Notes, 2.09%, 07/01/14(b) (e)	EUR	315,000	370,040
EN Germany Holdings BV, Sr. Sec. Gtd. Notes, 10.75%, 11/15/15(b)	EUR	300,000	379,678
Sunrise Communications Holdings SA, Sr. Sec. Gtd. Notes, 8.50%, 12/31/18(b)	EUR	100,000	130,453

		Principal
		Amount	Value
Luxembourg—(continued)
Telenet Finance Luxembourg SCA, Sr. Sec. Bonds, 6.38%, 11/15/20(b)	EUR	$300,000	$382,844
TMD Friction Finance S.A., Sr. Sec. Gtd. Bonds, 10.75%, 05/15/17(b)	EUR	470,000	634,484
Wind Acquisition Finance S.A., Sr. Sec. Gtd. Notes, 7.38%, 02/15/18(b)	EUR	110,000	139,929

			2,037,428

Netherlands—0.42%
Carlson Wagonlit B.V., Sr. Gtd. Floating Rate Notes, 6.80%, 05/01/15(b)(e)	EUR	290,000	350,082
Polish Television Holding BV, Sr. Sec. Bonds, 11.00%, 05/15/17(b)	EUR	145,000	183,982

			534,064

Spain—0.05%
Inaer Aviation Finance Ltd., Sr. Sec. Bonds, 9.50%, 08/01/17(b)	EUR	50,000	60,684
Sweden—0.23%
TVN Finance Corp II AB, Sr. Unsec. Gtd., 10.75%, 11/15/17(b)	EUR	210,000	290,308
United Kingdom—0.90%
ITV PLC (United Kingdom), Series 2005-1,	GBP
Unsec. Gtd. Unsub. Medium-Term Euro Notes,
5.38%, 10/19/15	GBP	50,000	77,773
Series 2006-1 Tranche 1,
Unsec. Gtd. Unsub. Medium-Term Euro Notes,
7.38%, 01/05/17	GBP	105,000	167,405
Pipe Holdings PLC, Sr. Sec. Bonds, 9.50%, 11/01/15(b)	GBP	200,000	320,050
R&R Ice Cream Ltd., Sr. Sec., 8.38%, 11/15/17(b)	EUR	430,000	574,730

			1,139,958

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $5,999,063)			5,682,629

	Shares
Preferred Stocks—1.47%
Automobile Manufacturers—0.24%
General Motors Co., Series B, 4.75% -Pfd.	6,000	304,200

Consumer Finance—0.71%
Ally Financial, Inc., Series G, 7.00% -Pfd.(b)	1,002	894,661

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

	Shares	Value
Other Diversified Financial Services—0.52%
Citigroup Capital XIII 7.88% Variable Rate Pfd. (e)	24,645	$650,936

Total Preferred Stocks (Cost $1,504,240)		1,849,797

Common Stocks—0.15%
Communications Equipment—0.08%
Orbcomm, Inc. (h) (i)	37,829	99,868

Wireless Telecommunication Services—0.07%
USA Mobility, Inc. (i)	5,535	94,206

Total Common Stocks (Cost $0)		194,074

	Principal
	Amount
Senior Secured Floating Rate Interest Loans—1.37%
Casinos & Gaming—1.13%
CCM Merger Corp., 8.50%, 07/13/12(e)	$1,419,796	1,421,925
Electric Utilities—0.24%
Calpine Corp., 3.17%, 03/29/14(e)	297,718	296,587

Total Senior Secured Floating Rate Interest Loans (Cost $1,513,221)		1,718,512

	Shares
Money Market Funds—1.90%
	1,198,517	1,198,517
Premier Portfolio — Institutional Class(j)	1,198,517	1,198,517

Total Money Market Funds (Cost $2,397,034)		2,397,034

TOTAL INVESTMENTS—98.97% (Cost $146,961,222)		124,670,212
OTHER ASSETS LESS LIABILITIES—1.03%		1,299,303

NET ASSETS—100.00%		$125,969,515

Investment Abbreviations:

CAD	—	Canadian Dollar
Ctfs.	—	Certificates
Disc.	—	Discounted
EUR	—	Euro
GBP	—	British Pound
Gtd.	—	Guaranteed
Pfd.	—	Preferred
PIK	—	Payment in Kind
REIT	—	Real Estate Investment Trust
Sec.	—	Secured
Sr.	—	Senior
Sub.	—	Subordinated
Unsec.	—	Unsecured
Unsub.	—	Unsubordinated
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2010 was $38,958,842, which represented 30.93% of the Fund’s Net Assets.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2010 was $338,625, which represented 0.27% of the Fund’s Net Assets

(d)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2010.

(f)	Perpetual bond with no specified maturity date.

(g)	Foreign denominated security. Principal amount is denominated in currency indicated.

(h)	Non-income producing security.

(i)	Acquired through an exchange offer.

(j)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco High Yield Securities Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco High Yield Securities Fund

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended November 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$2,895,308	$1,545,597	$—	$4,440,905

Corporate Debt Securities	—	120,229,307	—	120,229,307

	$2,895,308	$121,774,904	$—	$124,670,212

Invesco High Yield Securities Fund

NOTE 3 — Investment Securities
Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$6,725,115
Aggregate unrealized (depreciation) of investment securities	(30,240,730)

Net unrealized appreciation (depreciation) of investment securities	$(23,515,615)

Cost of investments for tax purposes is $148,185,827.
Invesco High Yield Securities Fund

Invesco Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us     INC-QTR-1 11/10     Invesco Advisers, Inc.

Schedule of Investments(a)
November 30, 2010
(Unaudited)

	Principal
	Amount	Value
U.S Dollar Denominated Bonds & Notes—93.02%
Advertising—0.08%
Lamar Media Corp., Sr. Gtd. Sub. Global Notes, 7.88%, 04/15/18	$250,000	$265,938
Aerospace & Defense—0.17%
BE Aerospace, Inc., Sr. Unsec. Notes, 8.50%, 07/01/18	150,000	164,156
Bombardier Inc. (Canada), Sr. Notes, 7.50%, 03/15/18(b)	100,000	107,875
7.75%, 03/15/20(b)	150,000	163,125
Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	125,000	129,375

		564,531

Agricultural Products—0.57%
Cargill Inc., Sr. Unsec. Notes, 7.35%, 03/06/19(b)	1,105,000	1,374,642
Corn Products International Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	450,000	483,307

		1,857,949

Airlines—2.33%
American Airlines Pass Through Trust, Series 2009-1A, Sec. Pass Through Ctfs., 10.38%, 07/02/19	626,268	753,871
Continental Airlines Inc., Series 2009-1, Class A, Sec. Pass Through Ctfs., 9.00%, 07/08/16	2,845,150	3,293,261
Series 2009-1, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	118,733	129,715
Delta Air Lines, Inc., Sr. Sec. Notes, 9.50%, 09/15/14(b)	90,000	98,325
Series 2002-1, Class C, Sec. Pass Through Ctfs., 7.78%, 01/02/12	60,246	61,150
Series 2009-1, Class A, Sr. Sec. Pass Through Ctfs., 7.75%, 12/17/19	619,674	699,457
Series 2010-1, Class A, Sec. Pass Through Ctfs., 6.20%, 07/02/18	600,000	644,250
Series 2010-2, Class A, Sec. Pass Through Ctfs., 4.95%, 05/23/19	850,000	868,062

	Principal
	Amount	Value
Airlines—(continued)
UAL Corp., Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	$472,153	$550,059
Series 2009-2A, Sec. Gtd. Global Pass Through Ctfs., 9.75%, 01/15/17	475,863	553,190

		7,651,340

Alternative Carriers—0.13%
Intelsat Intermediate Holding Co. S.A. (Bermuda), Sr. Unsec. Gtd. Disc. Global Notes, 9.50%, 02/01/15(c)	400,000	412,000
Aluminum—0.16%
Century Aluminum Co., Sr. Sec. Notes, 8.00%, 05/15/14	250,000	261,094
Novelis Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.25%, 02/15/15	250,000	258,125

		519,219

Apparel Retail—0.09%
Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	250,000	288,750
Apparel, Accessories & Luxury Goods—0.05%
Hanesbrands Inc., Sr. Gtd. Notes, 6.38%, 12/15/20(b)	40,000	38,200
Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	115,000	109,538

		147,738

Auto Parts & Equipment—0.09%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 11.00%, 11/01/15(b)	180,000	195,750
Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 11/15/15	80,000	84,800

		280,550

Automobile Manufacturers—0.03%
Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	105,000	113,400
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

	Principal
	Amount	Value
Automotive Retail—1.62%
Advance Auto Parts Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	$1,345,000	$1,454,281
AutoZone Inc., Sr. Unsec. Notes, 5.75%, 01/15/15	3,465,000	3,875,990

		5,330,271

Brewers—0.42%
Anheuser-Busch InBev Worldwide Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 01/15/15	1,280,000	1,374,061
Broadcasting—2.63%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	250,000	248,750
Belo Corp., Sr. Unsec. Notes, 8.00%, 11/15/16	250,000	266,250
COX Communications Inc., Sr. Unsec. Bonds, 8.38%, 03/01/39(b)	1,045,000	1,367,800
Sr. Unsec. Global Notes, 5.45%, 12/15/14	1,270,000	1,426,580
Sr. Unsec. Notes, 9.38%, 01/15/19(b)	1,860,000	2,522,690
Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 6.35%, 06/01/40	2,210,000	2,423,870
Lin Television Corp., Sr. Unsec. Gtd. Global Notes, 8.38%, 04/15/18	125,000	131,562
Nielsen Finance LLC/Co., Sr. Unsec. Gtd. Sub. Disc. Global Notes, 12.50%, 08/01/16(c)	250,000	254,375

		8,641,877

Building Products—0.35%
Building Materials Corp. of America, Sr. Gtd. Notes, 7.50%, 03/15/20(b)	250,000	256,562
Gibraltar Industries Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	125,000	123,750
Ply Gem Industries Inc., Sr. Sec. Gtd. First & Second Lien Global Notes, 11.75%, 06/15/13	500,000	531,250
Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Sec. Notes, 8.63%, 12/01/17(b)	120,000	120,300
USG Corp., Sr. Unsec. Gtd. Notes, 9.75%, 08/01/14(b)	125,000	132,500

		1,164,362

Cable & Satellite—2.47%
Cablevision Systems Corp., Sr. Unsec. Global Notes, 8.63%, 09/15/17	250,000	272,813

	Principal
	Amount	Value
Cable & Satellite—(continued)
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	$4,855,000	$5,413,325
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 8.75%, 04/01/15(b)	140,000	146,825
Time Warner Cable Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	1,240,000	1,307,342
5.88%, 11/15/40	1,000,000	991,308

		8,131,613

Casinos & Gaming—0.43%
Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Sub. Notes, 7.25%, 02/15/15(b)	250,000	255,000
MGM Resorts International, Sr. Sec. Global Notes, 11.13%, 11/15/17	310,000	351,850
Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 08/01/17	255,000	274,762
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Sec. Gtd. First Mortgage Global Notes, 7.88%, 11/01/17	500,000	532,500

		1,414,112

Coal & Consumable Fuels—0.08%
CONSOL Energy Inc., Sr. Unsec. Gtd. Notes, 8.00%, 04/01/17(b)	125,000	134,375
8.25%, 04/01/20(b)	125,000	136,250

		270,625

Computer & Electronics Retail—0.70%
Best Buy Co. Inc., Sr. Unsec. Global Notes, 6.75%, 07/15/13	2,070,000	2,298,113
Construction Materials—0.86%
CRH America Inc., Sr. Unsec. Gtd. Notes, 4.13%, 01/15/16	1,140,000	1,137,709
Holcim U.S. Finance Sarl & Cie SCS (Switzerland), Unsec. Gtd. Unsub. Notes, 6.00%, 12/30/19(b)	1,575,000	1,705,621

		2,843,330

Construction, Farm Machinery & Heavy Trucks—0.28%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 09/01/13	250,000	268,750
CNH America LLC, Sr. Unsec. Gtd. Notes, 7.25%, 01/15/16	125,000	135,625
Esco Corp., Sr. Unsec. Gtd. Notes, 8.63%, 12/15/13(b)	125,000	130,391
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

	Principal
	Amount	Value
Construction, Farm Machinery & Heavy Trucks—(continued)
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	$250,000	$268,125
Titan International Inc., Sr. Sec. Gtd. Notes, 7.88%, 10/01/17(b)	125,000	130,078

		932,969

Consumer Finance—0.87%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/01/31	500,000	515,000
Sr. Unsec. Gtd. Notes, 8.00%, 03/15/20(b)	250,000	256,875
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 8.00%, 12/15/16	635,000	698,500
National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	250,000	265,000
SLM Corp., Sr. Unsec. Medium-Term Notes, 8.00%, 03/25/20	645,000	646,413
Series A, Sr. Unsec. Medium-Term Notes, 5.00%, 10/01/13	480,000	477,001

		2,858,789

Data Processing & Outsourced Services—0.08%
SunGard Data Systems Inc., Sr. Unsec. Gtd. Sub. Global Notes, 10.25%, 08/15/15	250,000	260,313
Department Stores—0.10%
Sears Holdings Corp., Sr. Sec. Notes, 6.63%, 10/15/18(b)	345,000	319,988
Diversified Banks—7.27%
ANZ National Int’l Ltd. (New Zealand), Sr. Unsec. Gtd. Notes, 2.38%, 12/21/12(b)	1,145,000	1,166,019
Banco Bradesco S.A. (Brazil), Sr. Notes, 4.10%, 03/23/15(b)	460,000	472,424
Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	980,000	1,014,135
Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 6.75%, 05/22/19	2,195,000	2,507,041
5.13%, 01/08/20	2,225,000	2,294,684
Unsec. Sub. Global Notes, 5.14%, 10/14/20	765,000	703,997
HSBC Bank USA N.A., Sub. Global Notes, 4.88%, 08/24/20	250,000	257,493
ING Bank N.V. (Netherlands), Sr. Notes, 3.00%, 09/01/15(b)	755,000	757,189
Unsec. Sub. Notes, 5.13%, 05/01/15(b)	1,540,000	1,649,548

	Principal
	Amount	Value
Diversified Banks—(continued)
Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Notes, 4.38%, 01/12/15(b)	$2,000,000	$2,020,352
Sr. Unsec. Gtd. Notes, 6.50%, 09/14/20(b)	800,000	760,958
National Agricultural Cooperative Federation (South Korea), Sr. Unsec. Notes, 4.25%, 01/28/16(b)	975,000	992,287
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	1,670,000	1,725,355
Series 2, Sr. Unsec. Gtd. Global Notes, 3.40%, 08/23/13	1,000,000	1,016,748
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 5.50%, 11/18/14(b)	2,235,000	2,461,095
3.85%, 04/27/15(b)	575,000	598,455
US Bank N.A., Sub. Variable Rate Notes, 3.78%, 04/29/20(d)	1,400,000	1,444,901
VTB Bank Via VTB Capital S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.55%, 10/13/20(b)	1,265,000	1,254,880
Wachovia Corp., Series G, Sr. Unsec. Medium-Term Notes, 5.50%, 05/01/13	750,000	820,543

		23,918,104

Diversified Capital Markets—1.22%
Credit Suisse AG, Sr. Unsec. Medium-Term Notes, 4.38%, 08/05/20	1,110,000	1,104,378
Credit Suisse AG (Switzerland), Sub. Global Notes, 5.40%, 01/14/20	1,520,000	1,583,474
UBS AG (Switzerland), Sr. Unsec. Medium-Term Notes, 5.75%, 04/25/18	1,180,000	1,312,550

		4,000,402

Diversified Metals & Mining—0.48%
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	510,000	568,491
Rio Tinto Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 8.95%, 05/01/14	835,000	1,023,220

		1,591,711

Diversified REIT’s—0.25%
Qatari Diar Finance QSC (Mult. Countries), Unsec. Gtd. Unsub. Notes, 5.00%, 07/21/20(b)	800,000	824,021
Drug Retail—0.95%
CVS Caremark Corp., Sr. Unsec. Notes, 6.60%, 03/15/19	2,570,000	3,116,639
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

	Principal
	Amount	Value
Electric Utilities—3.54%
Carolina Power & Light Co., Sec. First Mortgage Bonds, 5.30%, 01/15/19	$530,000	$608,295
DCP Midstream LLC, Notes, 9.70%, 12/01/13(b)	1,500,000	1,814,233
Sr. Unsec. Notes, 9.75%, 03/15/19(b)	795,000	1,046,642
Enel Finance International S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	1,200,000	1,240,771
Indiana Michigan Power Co., Series I, Sr. Unsec. Notes, 7.00%, 03/15/19	1,860,000	2,250,323
LSP Energy L.P./LSP Batesville Funding Corp., Series D, Sr. Sec. Bonds, 8.16%, 07/15/25	250,000	177,500
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	2,555,000	2,852,259
PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	695,000	800,136
Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	760,000	854,089

		11,644,248

Electrical Components & Equipment—0.07%
Belden Inc., Sr. Sub. Gtd. Global Notes, 9.25%, 06/15/19	200,000	221,000
Polypore International Inc., Sr. Notes, 7.50%, 11/15/17(b)	20,000	20,100

		241,100

Electronic Manufacturing Services—0.12%
Jabil Circuit, Inc., Sr. Unsec. Notes, 7.75%, 07/15/16	150,000	168,750
5.63%, 12/15/20	215,000	211,775

		380,525

Environmental & Facilities Services—0.36%
Clean Harbors Inc., Sr. Sec. Gtd. Global Notes, 7.63%, 08/15/16	135,000	142,425
Waste Management Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	960,000	1,051,656

		1,194,081

Food Retail—0.86%
Kroger Co. (The), Sr. Unsec. Gtd. Notes, 5.40%, 07/15/40	300,000	294,401
Safeway Inc., Sr. Unsec. Global Notes, 3.95%, 08/15/20	1,940,000	1,896,025
W.M. Wrigley Jr. Co., Sr. Sec. Gtd. Floating Rate Notes, 1.66%, 06/28/11(b)(d)	640,000	641,376

		2,831,802

	Principal
	Amount	Value
Gas Utilities—0.07%
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Notes, 6.50%, 05/01/21(b)	$80,000	$79,400
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	125,000	134,219

		213,619

Gold—0.55%
Gold Fields Orogen Holding BVI Ltd., Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	1,845,000	1,815,689
Health Care Equipment—1.10%
Boston Scientific Corp., Sr. Unsec. Notes, 4.50%, 01/15/15	700,000	730,610
6.00%, 01/15/20	1,150,000	1,241,309
Hospira Inc., Sr. Unsec. Notes, 5.60%, 09/15/40	1,670,000	1,655,563

		3,627,482

Health Care Facilities—0.32%
Community Health Systems Inc., Sr. Unsec. Gtd. Global Notes, 8.88%, 07/15/15	250,000	262,500
HCA, Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 02/15/20	500,000	535,000
Healthsouth Corp., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/18	125,000	127,187
7.75%, 09/15/22	125,000	127,188

		1,051,875

Health Care Services—2.12%
Express Scripts Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 06/15/14	2,070,000	2,351,173
7.25%, 06/15/19	580,000	710,476
Laboratory Corp. of America Holdings, Sr. Unsec., 3.13%, 05/15/16	2,030,000	2,050,371
Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	540,000	547,498
Orlando Lutheran Towers Inc., Putable Bonds, 7.75%, 07/01/11	150,000	151,671
8.00%, 07/01/17	1,150,000	1,153,501

		6,964,690

Home Improvement Retail—0.35%
Lowes Companies Inc., Sr. Unsec. Notes, 3.75%, 04/15/21	1,150,000	1,159,745
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

	Principal
	Amount	Value
Hotels, Resorts & Cruise Lines—1.63%
Hyatt Hotels Corp., Sr. Unsec. Notes, 5.75%, 08/15/15(b)	$2,340,000	$2,530,417
Royal Caribbean Cruises Ltd., Sr. Unsec. Notes, 7.50%, 10/15/27	250,000	251,250
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes, 7.15%, 12/01/19	450,000	499,500
Wyndham Worldwide Corp., Sr. Unsec. Notes, 7.38%, 03/01/20	1,905,000	2,083,594

		5,364,761

Household Products—0.08%
Central Garden and Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	250,000	259,375
Independent Power Producers & Energy Traders—0.26%
AES Corp. (The), Sr. Unsec. Global Notes, 9.75%, 04/15/16	415,000	460,650
NRG Energy, Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/16	150,000	151,125
7.38%, 01/15/17	250,000	252,500

		864,275

Industrial Conglomerates—1.97%
Hutchison Whampoa International Ltd. (Cayman Islands), Gtd. Notes, 5.75%, 09/11/19(b)	1,180,000	1,288,849
Sr. Unsec. Gtd. Notes, 7.63%, 04/09/19(b)	1,840,000	2,248,229
Unsec. Gtd. Sub. Variable Rate Notes, 6.00%, 12/29/49(b)(d)	1,875,000	1,856,881
NBC Universal, Inc., Sr. Unsec. Notes, 2.10%, 04/01/14(b)	550,000	553,888
5.95%, 04/01/41(b)	525,000	536,235

		6,484,082

Insurance Brokers—1.15%
AON Corp., Sr. Unsec. Notes, 6.25%, 09/30/40	2,110,000	2,171,224
Marsh & McLennan Cos. Inc., Sr. Unsec. Notes, 9.25%, 04/15/19	1,255,000	1,619,346

		3,790,570

Integrated Oil & Gas—0.42%
Lukoil International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.13%, 11/09/20(b)	1,390,000	1,385,456
Integrated Telecommunication Services—3.00%
AT&T Inc., Sr. Unsec. Global Notes, 2.50%, 08/15/15	835,000	848,362
British Telecommunications PLC (United Kingdom), Sr. Unsec. Global Notes, 9.38%, 12/15/10	3,000,000	3,008,649

	Principal
	Amount	Value
Integrated Telecommunication Services—(continued)
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec. Global Notes, 7.38%, 11/15/13	$1,860,000	$2,188,095
Qtel International Finance Ltd. (Bermuda), Sr. Unsec. Gtd. Notes, 3.38%, 10/14/16(b)	755,000	735,755
4.75%, 02/16/21(b)	350,000	334,765
Qwest Communications International Inc., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/18(b)	250,000	262,188
Telemar Norte Leste S.A. (Brazil), Sr. Unsec. Notes, 5.50%, 10/23/20(b)	2,298,000	2,281,984
Wind Acquisition Finance S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 7.25%, 02/15/18(b)	200,000	198,113

		9,857,911

Internet Retail—0.79%
Expedia Inc., Sr. Unsec. Gtd. Notes, 5.95%, 08/15/20(b)	2,300,000	2,358,026
Travelport LLC, Sr. Unsec. Gtd. Global Notes, 9.88%, 09/01/14	250,000	249,375

		2,607,401

Internet Software & Services—0.04%
Equinix Inc., Sr. Unsec. Notes, 8.13%, 03/01/18	125,000	131,250
Investment Banking & Brokerage—8.63%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	4,380,000	4,567,652
E*Trade Financial Corp., Sr. Unsec. Global Notes, 7.38%, 09/15/13	150,000	149,250
Goldman Sachs Group Inc. (The), Sr. Global Notes, 3.70%, 08/01/15	1,645,000	1,681,882
Sr. Unsec. Global Notes, 5.13%, 01/15/15	700,000	754,248
Sr. Unsec. Medium-Term Global Notes, 5.38%, 03/15/20	1,325,000	1,362,682
Unsec. Sub. Global Notes, 6.75%, 10/01/37	1,710,000	1,730,002
Jefferies Group Inc., Sr. Unsec. Notes, 6.45%, 06/08/27	4,855,000	4,705,199
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 7.30%, 08/01/14(b)	1,565,000	1,738,628
6.00%, 01/14/20(b)	1,435,000	1,500,815
Merrill Lynch & Co. Inc., Unsec. Sub. Global Notes, 6.11%, 01/29/37	555,000	508,374
Series C, Sr. Unsec. Medium-Term Global Notes, 5.45%, 02/05/13	3,000,000	3,168,594
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

	Principal
	Amount	Value
Investment Banking & Brokerage—(continued)
Morgan Stanley, Sr. Unsec. Medium-Term Global Notes, 6.00%, 05/13/14	$4,165,000	$4,548,508
Sr. Unsec. Notes, 3.45%, 11/02/15	595,000	584,468
Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/19	1,345,000	1,368,411

		28,368,713

Leisure Facilities—0.08%
Universal City Development Partners Ltd./UCDP Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.88%, 11/15/15	250,000	265,000
Life & Health Insurance—3.20%
Aflac Inc., Sr. Unsec. Notes, 6.45%, 08/15/40	640,000	655,639
MetLife Inc., Sr. Unsec. Notes, 6.75%, 06/01/16	2,180,000	2,567,388
Prudential Financial Inc., Jr. Unsec. Sub. Variable Rate Global Notes, 8.88%, 06/15/38(d)	1,690,000	1,954,592
Sr. Unsec. Medium-Term Notes, 4.50%, 11/15/20	905,000	903,007
Series D, Sr. Unsec. Medium-Term Notes, 2.75%, 01/14/13	1,370,000	1,402,210
3.88%, 01/14/15	1,440,000	1,509,753
7.38%, 06/15/19	1,270,000	1,525,827

		10,518,416

Life Sciences Tools & Services—0.61%
Life Technologies Corp., Sr. Notes, 6.00%, 03/01/20	1,590,000	1,765,085
Patheon Inc. (Canada), Sr. Sec. Notes, 8.63%, 04/15/17(b)	250,000	256,250

		2,021,335

Managed Health Care—0.25%
UnitedHealth Group Inc., Sr. Unsec. Notes, 3.88%, 10/15/20	840,000	827,409
Metal & Glass Containers—0.01%
Ball Corp., Sr. Unsec. Gtd. Notes, 5.75%, 05/15/21	35,000	34,475
Mortgage Backed Securities—0.44%
U.S. Bank N.A., Sr. Unsec. Medium-Term Global Notes, 5.92%, 05/25/12	1,380,692	1,455,306
Movies & Entertainment—0.29%
Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 06/15/19	150,000	161,625

	Principal
	Amount	Value
Movies & Entertainment—(continued)
Time Warner Cable Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/18	$670,000	$798,549

		960,174

Multi-Line Insurance—2.21%
American Financial Group Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	2,565,000	3,154,897
American International Group, Sr. Unsec. Notes, 3.65%, 01/15/14	874,729	874,729
American International Group, Inc., Sr. Unsec. Global Notes, 6.25%, 05/01/36	125,000	116,875
Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Variable Rate Deb., 8.13%, 06/15/38(d)	150,000	158,749
Liberty Mutual Group Inc., Sr. Unsec. Notes, 5.75%, 03/15/14(b)	1,405,000	1,473,956
Metropolitan Life Global Funding I, Sr. Sec. Notes, 5.13%, 11/09/11(b)	1,425,000	1,477,062

		7,256,268

Multi-Utilities—0.28%
Pacific Gas & Electric Co., Sr. Unsec. Notes, 5.40%, 01/15/40	890,000	913,737
Office REIT’s—0.80%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 5.88%, 02/01/20	2,490,000	2,625,039
Office Services & Supplies—0.15%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	250,000	253,750
7.30%, 11/01/27	250,000	251,562

		505,312

Oil & Gas Drilling—0.48%
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20(b)	50,000	51,000
Transocean Inc. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 4.95%, 11/15/15	1,460,000	1,522,330

		1,573,330

Oil & Gas Equipment & Services—0.07%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	75,000	78,562
Calfrac Holdings L.P., Sr. Unsec. Notes, 7.50%, 12/01/20(b)	25,000	25,047
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

	Principal
	Amount	Value
Oil & Gas Equipment & Services—(continued)
Key Energy Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 12/01/14	$125,000	$132,500

		236,109

Oil & Gas Exploration & Production—2.51%
Anadarko Petroleum Corp., Sr. Unsec. Global Notes, 5.75%, 06/15/14	925,000	990,978
Sr. Unsec. Notes, 7.63%, 03/15/14	385,000	434,070
6.38%, 09/15/17	935,000	1,011,095
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	400,000	419,500
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/19	150,000	166,125
Empresa Nacional del Petroleo (Chile), Unsec. Notes, 5.25%, 08/10/20(b)	540,000	551,161
Encore Acquisition Co., Sr. Gtd. Sub. Notes, 9.50%, 05/01/16	150,000	166,312
EOG Resources Inc., Sr. Unsec. Notes, 4.10%, 02/01/21	1,525,000	1,528,900
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	255,000	280,500
Pemex Project Funding Master Trust, Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/35	940,000	983,980
Petrobras International Finance Co. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 6.88%, 01/20/40	195,000	215,506
Petrohawk Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.88%, 06/01/15	125,000	130,156
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	925,000	962,850
Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 8.63%, 10/15/19	250,000	273,125
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 7.50%, 10/01/17	125,000	132,188

		8,246,446

Oil & Gas Refining & Marketing—0.51%
Petronas Capital Ltd. (Malaysia), Unsec. Gtd. Unsub. Notes, 5.25%, 08/12/19(b)	895,000	989,029
Petroplus Finance Ltd. (Switzerland), Sr. Sec. Gtd. Notes, 6.75%, 05/01/14(b)	90,000	82,800
Tesoro Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/01/15	150,000	150,563

	Principal
	Amount	Value
Oil & Gas Refining & Marketing—(continued)
United Refining Co., Series 2, Sr. Unsec. Gtd. Global Notes, 10.50%, 08/15/12	$500,000	$449,375

		1,671,767

Oil & Gas Storage & Transportation—2.82%
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 5.20%, 09/01/20	975,000	1,040,263
6.45%, 09/01/40	980,000	1,065,248
Genesis Energy LP/Genesis Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.88%, 12/15/18(b)	35,000	34,825
Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.25%, 03/01/16	250,000	258,750
Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	250,000	256,250
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	2,200,000	2,431,333
Williams Partners L.P., Sr. Unsec. Global Notes, 3.80%, 02/15/15	2,815,000	2,965,056
6.30%, 04/15/40	1,140,000	1,216,590

		9,268,315

Other Diversified Financial Services—8.61%
Bank of America Corp., Sr. Unsec. Global Notes, 4.50%, 04/01/15	2,860,000	2,943,167
3.70%, 09/01/15	395,000	390,627
6.50%, 08/01/16	1,860,000	2,025,085
Citigroup Inc., Sr. Unsec. Global Notes, 5.10%, 09/29/11	1,000,000	1,034,838
6.01%, 01/15/15	1,890,000	2,072,392
5.38%, 08/09/20	1,250,000	1,285,630
Sr. Unsec. Notes, 6.38%, 08/12/14	7,080,000	7,846,001
Countrywide Financial Corp., Sr. Unsec. Gtd. Medium-Term Global Notes, 5.80%, 06/07/12	1,645,000	1,730,515
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 5.25%, 10/01/20(b)	440,000	465,634
Unsec. Gtd. Notes, 5.80%, 10/15/12(b)	1,485,000	1,597,231
Football Trust V, Pass Through Ctfs., 5.35%, 10/05/20(b)	1,350,000	1,468,858
General Electric Capital Corp., Series A, Sr. Unsec. Medium-Term Global Notes, 6.88%, 01/10/39	2,460,000	2,761,480
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

	Principal
	Amount	Value
Other Diversified Financial Services—(continued)
International Lease Finance Corp., Sr. Unsec. Notes, 8.63%, 09/15/15(b)	$70,000	$74,200
8.75%, 03/15/17(b)	175,000	187,250
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 4.75%, 05/01/13	135,000	145,245
JPMorgan Chase Capital XXVII, Series AA, Jr. Unsec. Gtd. Sub. Notes, 7.00%, 11/01/39	2,230,000	2,284,682
Twin Reefs Pass-Through Trust, Floating Rate Pass Through Ctfs., 1.39%, (Acquired 12/07/04-04/03/06; Cost $1,644,980)(b)(d)(e)(f)	1,640,000	—

		28,312,835

Packaged Foods & Meats—1.28%
Del Monte Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.50%, 10/15/19	75,000	84,000
Dole Food Co. Inc., Sr. Sec. Notes, 8.00%, 10/01/16(b)	250,000	261,875
Grupo Bimbo SAB de CV (Mexico), Sr. Unsec. Gtd. Notes, 4.88%, 06/30/20(b)	740,000	761,131
Kraft Foods Inc., Sr. Unsec. Global Notes, 2.63%, 05/08/13	945,000	975,439
4.13%, 02/09/16	225,000	241,822
6.50%, 02/09/40	1,630,000	1,874,840

		4,199,107

Paper Packaging—0.05%
Cascades Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	150,000	159,000
Paper Products—0.70%
International Paper Co., Sr. Unsec. Global Bonds, 7.50%, 08/15/21	1,570,000	1,877,052
Mercer International Inc., Sr. Unsec. Notes, 9.50%, 12/01/17(b)	45,000	45,731
Neenah Paper, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/14	125,000	127,031
P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	125,000	128,267
PE Paper Escrow GmbH (Austria), Sr. Sec. Gtd. Notes, 12.00%, 08/01/14(b)	100,000	116,875

		2,294,956

Pharmaceuticals—0.05%
Mylan Inc., Sr. Gtd. Notes, 6.00%, 11/15/18(b)	45,000	43,875
Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Notes, 6.75%, 10/01/17(b)	60,000	59,250
7.00%, 10/01/20(b)	65,000	63,538

		166,663

	Principal
	Amount	Value
Property & Casualty Insurance—1.02%
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	$2,140,000	$2,422,690
W.R. Berkley Corp., Sr. Unsec. Notes, 5.38%, 09/15/20	930,000	945,416

		3,368,106

Publishing—0.24%
Gannett Co. Inc., Sr. Unsec. Gtd. Global Notes, 9.38%, 11/15/17	250,000	276,250
Reed Elsevier Capital Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 08/01/11	505,000	523,977

		800,227

Railroads—1.08%
Canadian Pacific Railway Co. (Canada), Sr. Unsec. Notes, 4.45%, 03/15/23	330,000	333,366
CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/41	1,000,000	989,930
Kansas City Southern de Mexico SA de CV (Mexico), Sr. Unsec. Global Notes, 8.00%, 02/01/18	300,000	328,035
Union Pacific Corp., Sr. Unsec. Notes, 4.00%, 02/01/21	1,870,000	1,909,019

		3,560,350

Regional Banks—1.29%
PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 02/08/15	1,485,000	1,545,224
PNC Preferred Funding Trust III, Jr. Sub. Variable Rate Notes, 8.70%(b)(d)(f)	2,300,000	2,463,875
Zions Bancorp., Unsec. Sub. Notes, 5.50%, 11/16/15	250,000	245,000

		4,254,099

Restaurants—0.96%
Yum! Brands Inc., Sr. Unsec. Notes, 5.30%, 09/15/19	2,860,000	3,151,262
Semiconductor Equipment—0.08%
Amkor Technologies Inc., Sr. Unsec. Global Notes, 7.38%, 05/01/18	250,000	265,000
Semiconductors—0.13%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	250,000	263,125
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec. Gtd. Global Notes, 7.88%, 10/15/14	155,000	159,851

		422,976

See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

	Principal
	Amount	Value
Sovereign Debt—1.40%
Brazilian Government International Bond (Brazil), Sr. Unsec. Global Notes, 5.88%, 01/15/19	$1,185,000	$1,366,453
Mexico Government International Bond (Mexico), Series A, Sr. Unsec. Global Medium-Term Notes, 6.05%, 01/11/40	310,000	331,700
Russian Foreign Bond (Russia), Sr. Unsec. Euro Bonds, 5.00%, 04/29/20(b)	1,200,000	1,200,900
Sr. Unsec. Notes, 3.63%, 04/29/15(b)	1,700,000	1,706,588

		4,605,641

Specialized Finance—2.29%
CIT Group Inc., Sr. Sec. Bonds, 7.00%, 05/01/14	250,000	248,750
Moody’s Corp., Sr. Unsec. Notes, 5.50%, 09/01/20	1,665,000	1,695,179
NASDAQ OMX Group Inc. (The), Sr. Unsec. Notes, 4.00%, 01/15/15	2,830,000	2,933,957
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Global Bonds, 10.38%, 11/01/18	1,870,000	2,651,974

		7,529,860

Specialized REIT’s—1.70%
Entertainment Properties Trust, Sr. Unsec. Gtd. Notes, 7.75%, 07/15/20(b)	3,285,000	3,463,689
Healthcare Realty Trust Inc., Sr. Unsec. Notes, 6.50%, 01/17/17	1,920,000	2,095,982
Omega Healthcare Investors Inc., Sr. Unsec. Gtd. Notes, 6.75%, 10/15/22(b)	35,000	34,563

		5,594,234

Specialty Properties—0.51%
Health Care REIT Inc., Sr. Unsec. Notes, 4.95%, 01/15/21	1,030,000	1,022,011
Plum Creek Timberlands LP, Sr. Unsec. Gtd. Notes, 4.70%, 03/15/21	675,000	663,289

		1,685,300

Specialty Stores—0.90%
Staples Inc., Sr. Unsec. Gtd. Global Notes, 9.75%, 01/15/14	200,000	244,800
Sr. Unsec. Gtd. Notes, 7.75%, 04/01/11	2,650,000	2,711,823

		2,956,623

	Principal
	Amount	Value
Steel—1.65%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 9.00%, 02/15/15	$760,000	$919,971
Sr. Unsec. Global Notes, 7.00%, 10/15/39	2,750,000	2,792,515
Vale Overseas Ltd., Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	655,000	665,007
6.88%, 11/10/39	960,000	1,062,152

		5,439,645

Systems Software—0.27%
Allen Systems Group Inc., Sr. Sec. Notes, 10.50%, 11/15/16(b)	115,000	115,719
Symantec Corp., Sr. Unsec. Notes, 4.20%, 09/15/20	795,000	761,778

		877,497

Technology Distributors—0.30%
Avnet Inc., Sr. Unsec. Notes, 5.88%, 06/15/20	935,000	975,130
Tires & Rubber—0.05%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 7.63%, 03/15/27	160,000	150,800
Trading Companies & Distributors—0.08%
H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	250,000	253,750
Trucking—0.01%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/19(b)	50,000	48,875
Wireless Telecommunication Services—1.47%
American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	1,280,000	1,363,419
Clearwire Communications LLC/Clearwire Finance Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	250,000	266,875
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)	1,715,000	1,717,797
Digicel Group Ltd. (Bermuda), Sr. Unsec. Notes, 8.88%, 01/15/15(b)	265,000	269,969
Digicel Ltd. (Bermuda), Sr. Unsec. Notes, 12.00%, 04/01/14(b)	150,000	175,125
SBA Telecommunications Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 08/15/19	275,000	302,500
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	350,000	297,062
Sprint Nextel Corp., Sr. Unsec. Notes, 8.38%, 08/15/17	150,000	156,375
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

	Principal
	Amount	Value
Wireless Telecommunication Services—(continued)
Wind Acquisition Finance S.A. (Luxembourg), Sr. Sec. Gtd. Sub. Notes, 11.75%, 07/15/17(b)	$250,000	$274,000
		4,823,122

Total Bonds & Notes (Cost $285,842,660)		305,904,861

Municipal Obligations—2.78%
Alameda (County of) Joint Powers Authority Lease; Series 2010 A, Taxable Build America RB, 7.05%, 12/01/44	765,000	755,851
Florida (State of) Development Finance Corp. (Palm Bay Academy Inc.); Series 2006 B, Taxable RB, 7.50%, 05/15/17	660,000	606,745
Series 2007 P, Taxable RB, 9.00%, 05/15/18	650,000	557,960
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57	1,515,000	1,512,652
Kentucky (State of) Asset / Liability Commission; Series 2010, Taxable Fund RB, 3.17%, 04/01/18	1,275,000	1,268,689
Milwaukee (City of), Wisconsin Redevelopment Authority (Academy of Learning); Series 2007 B, Taxable RB, 7.56%, 08/01/16	330,000	309,038
Milwaukee (City of), Wisconsin Redevelopment Authority; Series 2007 C, Taxable RB, 7.56%, 08/01/13	315,000	308,215
New Jersey (State of) Transportation Trust Fund Authority; Series C, Taxable Build America RB, 5.75%, 12/15/28	1,485,000	1,456,235
New York (City of) Transitional Finance Authority; Taxable Build America RB, 5.57%, 11/01/38	770,000	771,263
Texas (State of) Transportation Commission; Series 2010 B, Taxable First Tier Build America RB, 5.18%, 04/01/30	1,580,000	1,596,874

Total Municipal Obligations (Cost $9,340,229)		9,143,522

	Principal
	Amount	Value
Asset-Backed Securities—2.63%
Capital One Multi-Asset Execution Trust, Series 2006-C1, Class C Floating Rate Pass Through Ctfs., 0.54%, 03/17/34(d)	$1,410,000	$1,400,707
Countrywide Asset-Backed Ctfs., Series 2007-4, Class A1B Pass Through Ctfs., 5.81%, 09/25/37(d)	835,856	822,594
Credit Suisse Mortgage Capital Ctfs., Series 2009-2R, Class 1A11 Floating Rate Pass Through Ctfs., 2.88%, 09/26/34(b)(d)	1,776,567	1,680,692
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A2 Variable Rate Pass Through Ctfs., 5.77%, 08/15/39(d)	665,000	701,513
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ Variable Rate Pass Through Ctfs., 5.38%, 10/15/44(d)	1,510,000	1,452,423
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 Floating Rate Pass Through Ctfs., 2.76%, 12/25/34(d)	2,675,672	2,605,891

Total Asset-Backed Securities (Cost $8,237,722)		8,663,820

U.S. Government Sponsored Mortgage-Backed Securities—1.62%
Federal Home Loan Mortgage Corp. (FHLMC)—1.02%
Pass Through Ctfs.,
7.00%, 06/01/15 to 06/01/32	685,384	771,205
6.50%, 04/01/16 to 01/01/35	1,426,376	1,608,832
5.50%, 09/01/16 to 11/01/18	402,773	438,820
6.00%, 04/01/17 to 10/01/32	485,211	532,021
7.50%, 06/01/30	2,027	2,349

		3,353,227

Federal National Mortgage Association (FNMA)—0.40%
Pass Through Ctfs.,
7.50%, 11/01/15 to 05/01/32	89,233	102,608
7.00%, 02/01/16 to 09/01/32	245,602	278,272
6.50%, 09/01/16 to 10/01/35	407,985	458,801
5.00%, 01/01/18 to 09/01/18	296,201	318,236
8.50%, 10/01/28	35,026	41,186
8.00%, 10/01/30 to 04/01/32	115,129	135,857

		1,334,960

See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

	Principal
	Amount		Value
Government National Mortgage Association (GNMA)—0.20%
Pass Through Ctfs., 7.50%, 06/15/23		$126,215	$145,499
8.50%, 11/15/24		39,648	47,321
8.00%, 09/20/26		29,509	34,757
6.50%, 03/15/31 to 07/15/32		197,258	225,395
7.00%, 04/15/31 to 08/15/31		10,547	12,192
6.00%, 01/15/32 to 02/15/33		164,277	183,023

			648,187

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $4,941,991)			5,336,374
U.S. Treasury Bills—0.13%
0.18%, 01/20/11(g)(h) (Cost $424,890)		425,000	424,891
Non-U.S. Dollar Denominated Bonds & Notes—0.04%
Luxembourg—0.04%
Hellas Telecommunications Luxembourg V, Sr. Sec. Gtd. Floating Rate Bonds, 4.84%, 10/15/12 (Cost $350,477)(b)(d)(e)(i)	EUR	354,491	131,147

	Shares
Common Stocks & Other Equity Interests—0.01%
Broadcasting—0.01%
Adelphia Communications Corp., Sr. Notes, 10.88%, 10/01/10(j)	—	8,850
Adelphia Recovery Trust, Series ACC-1(j)	859,558	16,761
Total Common Stocks & Other Equity Interests (Cost $218,117)		25,611

TOTAL INVESTMENTS—100.23% (Cost $309,356,086)		329,630,226

OTHER ASSETS LESS LIABILITIES—(0.23)%		(745,846)

NET ASSETS—100.00%		$328,884,380

Investment Abbreviations:

Ctfs.	— Certificates
Deb.	— Debentures
Disc.	— Discount
Gtd.	— Guaranteed
Jr.	— Junior
RB	— Revenue Bonds
REIT	— Real Estate Investment Trust
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
Unsec.	— Unsecured
Unsub.	— Unsubordinated
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2010 was $77,486,009, which represented 23.56% of the Fund’s Net Assets.

(c)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2010.

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at November 30, 2010 represented 0.04% of the Fund’s Net Assets.

(f)	Perpetual bond with no specified maturity date.

(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(i)	Foreign denominated security. Principal amount is denominated in currency indicated.

(j)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Income Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
     In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
     Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
Invesco Income Fund

D.	Dollar Roll and Forward Commitment Transactions — (continued)
     At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
     Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations.
Invesco Income Fund

G.	Futures Contracts — (continued)
The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market.
     If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended November 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$16,761	$8,850	$—	$25,611
U.S. Treasury Securities	—	424,891	—	424,891
U.S. Government Sponsored Securities	—	5,336,374	—	5,336,374
Corporate Debt Securities	—	305,904,861	—	305,904,861
Asset-Backed Securities	—	8,663,820	—	8,663,820
Municipal Obligations	—	9,143,522	—	9,143,522
Foreign Government Debt Securities	—	131,147	—	131,147

	$16,761	$329,613,465	$—	$329,630,226

Futures*	137,962	—	—	137,962

Total Investments	$154,723	$329,613,465	$—	$329,768,188

*	Unrealized appreciation.
Invesco Income Fund

NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of November 30, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk Futures contracts (a)	258,997	(121,035)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.
Effect of Derivative Instruments for the nine months ended November 30, 2010
The table below summarizes the gains on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Futures *

Realized Gain Interest rate risk	712,240
Change in Unrealized Appreciation Interest rate risk	125,009

Total	$837,249

*	The average value of futures outstanding during the period was $95,471,008.
Open Futures Contracts at Period End

				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Treasury 5 Year Notes	346	March-2011/Long	$41,468,641	$123,600
U.S. Treasury Long Bonds	70	March-2011/Long	8,909,687	29,381
U.S. Treasury Ultra Bonds	47	March-2011/Long	6,209,875	106,016

Subtotal			$56,588,203	$258,997

U.S. Treasury 10 Year Notes	358	March-2011/Short	(44,431,156)	(121,035)

Total			$12,157,047	$137,962

NOTE 4 — Investment Securities
Invesco Income Fund

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2010 was $206,655,060 and $195,318,971, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$22,843,108

Aggregate unrealized (depreciation) of investment securities	(3,028,003)

Net unrealized appreciation of investment securities	$19,815,105

Cost of investments for tax purposes is $309,815,121.
NOTE 5 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen Corporate Bond Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Income Fund

Invesco Limited Maturity Treasury Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us    LTD-QTR-1    11/10    Invesco Advisers, Inc.

Schedule of Investments
November 30, 2010
(Unaudited)

		Principal
	Maturity Date	Amount	Value
U.S. Treasury Securities—100.15%
1.00%	09/30/11	$5,600,000	$5,632,594
1.00%	10/31/11	16,100,000	16,203,769
1.00%	12/31/11	16,100,000	16,216,977
1.00%	03/31/12	16,000,000	16,138,750
1.00%(a)	04/30/12	16,300,000	16,446,445
0.75%	05/31/12	16,000,000	16,088,750
0.63%	06/30/12	16,000,000	16,053,750
0.63%	07/31/12	16,000,000	16,053,750
0.38%	08/31/12	15,000,000	14,984,766
0.38%	09/30/12	10,400,000	10,386,187
0.38%	10/31/12	10,400,000	10,382,937
0.50%	11/30/12	6,000,000	6,005,640
1.00%	07/15/13	3,000,000	3,032,344
1.25%	08/31/15	3,100,000	3,082,563
1.25%	10/31/15	3,000,000	2,974,688

TOTAL INVESTMENTS—100.15% (Cost $169,327,998)			169,683,910

OTHER ASSETS LESS LIABILITIES—(0.15)%			(254,761)

NET ASSETS—100.00%			$169,429,149

Notes to Schedule of Investments:
(a)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1C and Note 3.
See accompanying notes which are an integral part of this schedule.
Invesco Limited Maturity Treasury Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on
Invesco Limited Maturity Treasury Fund

C.	Futures Contracts — (continued)

futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
D.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended November 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

U.S. Treasury Securities	—	169,683,910	—	169,683,910

Futures*	(1,630)	—	—	(1,630)

Total Investments	$(1,630)	$169,683,910	$—	$169,682,280

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments

Open Futures Contracts
				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Treasury 2 Year Notes	17	March-2011/Long	$3,729,375	$(1,630)

Invesco Limited Maturity Treasury Fund

NOTE 4 — Investment Securities
The aggregate amount of long-term U.S. government obligations purchased and sold by the Fund during the nine months ended November 30, 2010 was $227,478,149 and $269,581,503, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$374,996
Aggregate unrealized (depreciation) of investment securities	(44,896)

Net unrealized appreciation of investment securities	$330,100

Cost of investments for tax purposes is $169,353,810.
Invesco Limited Maturity Treasury Fund

Invesco Money Market Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us        MKT-QTR-1 11/10        Invesco Advisers, Inc.

Schedule of Investments
November 30, 2010
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper—55.12%(a)
Asset-Backed Securities — Consumer Receivables—11.76%
Amsterdam Funding Corp. (b)	0.26%	01/04/11	$20,000	$19,995,089
Old Line Funding, LLC (b)	0.26%	12/02/10	29,104	29,103,790
Sheffield Receivables Corp. (b)	0.27%	01/19/11	25,000	24,990,813
Sheffield Receivables Corp. (b)	0.27%	01/24/11	31,500	31,487,242
Thames Asset Global Securitization No. 1, Inc. (b)(c)	0.26%	12/06/10	75,479	75,476,274

				181,053,208

Asset-Backed Securities — Fully Supported Bank—18.36%
Concord Minutemen Capital Co., LLC - Series A, (Multi CEP’s-Liberty Hemisphere Co., LLC; agent) (b)(c)	0.40%	12/03/10	40,000	39,999,111
- Series A, (Multi CEP’s-Liberty Hemisphere Co., LLC; agent) (b)(c)	0.40%	01/06/11	20,000	19,992,000
Crown Point Capital Co., LLC - Series A, (Multi CEP’s-Liberty Hemisphere Co., LLC; agent) (b)(c)	0.40%	12/09/10	30,000	29,997,333
- Series A, (Multi CEP’s-Liberty Hemisphere Co., LLC; agent) (b)(c)	0.40%	01/21/11	47,000	46,973,367
Grampian Funding Ltd./LLC (CEP — Lloyds TSB Bank PLC) (b)(c)	0.27%	12/14/10	30,700	30,697,007
Lexington Parker Capital Co., LLC — Series A, (Multi CEP’s-Liberty Hemisphere Co., LLC; agent) (b)(c)	0.40%	01/11/11	35,000	34,984,055
LMA Americas, LLC (CEP- Credit Agricole S.A.) (b)(c)	0.27%	01/18/11	40,000	39,985,600
Matchpoint Master Trust (CEP- BNP Paribas) (b)(c)	0.25%	12/14/10	40,000	39,996,389

				282,624,862

Asset-Backed Securities — Multi-Purpose—5.78%
Mont Blanc Capital Corp. (b)(c)	0.27%	01/21/11	25,000	24,990,438
Nieuw Amsterdam Receivables Corp. (b)(c)	0.28%	01/18/11	39,000	38,985,440
Regency Markets No. 1, LLC (b)(c)	0.25%	12/17/10	25,000	24,997,222

				88,973,100

Asset-Backed Securities — Securities—6.49%
Aspen Funding Corp. (b)	0.25%	12/22/10	25,000	24,996,354
Newport Funding Corp. (b)	0.25%	12/01/10	25,000	25,000,000
Solitaire Funding Ltd./LLC (b)(c)	0.26%	01/04/11	50,000	49,987,722

				99,984,076

Diversified Banks—6.76%
National Australia Funding Delaware Inc. (b)(c)	0.26%	12/13/10	29,000	28,997,535
Royal Bank of Canada (b)(c)(d)	0.29%	12/01/11	25,000	25,000,000
Societe Generale North America, Inc. (c)	0.27%	12/01/10	50,000	50,000,000

				103,997,535

Municipal Commercial Paper —0.45%
Metropolitan Transportation Authority — Series 2, Transportation BAN (LOC- Royal Bank of Canada) (c)(d)	0.25%	12/06/10	7,000	7,000,000
Regional Banks—5.52%
Banque et Caisse d’Epargne de l’Etat (c)	0.27%	02/28/11	35,000	34,977,070
Svenska Handelsbanken Inc. (c)	0.26%	12/17/10	50,000	49,994,333

				84,971,403

Total Commercial Paper (Cost $848,604,184)				848,604,184

See accompanying notes which are an integral part of this schedule.
Invesco Money Market Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Variable Rate Demand Notes—11.48%(e)(f)
Credit Enhanced—11.48%
Allegheny (County of), Pennsylvania Industrial Development Authority (Eleven Parkway Center Associates); Series 1992, Ref. VRD Commercial Development RB (LOC-PNC Bank, N.A.) (d)	0.28%	12/15/12	$970	$970,000
Allegheny (County of), Pennsylvania Industrial Development Authority (Oakland Catholic High School); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (d)	0.28%	06/01/38	2,880	2,880,000
Augusta (City of), Georgia Housing Authority (Westbury Creek Apartments); Series 2003 A, Ref. VRD MFH RB (CEP-FNMA)	0.27%	05/15/33	1,895	1,895,000
Beaver (County of), Pennsylvania Industrial Development Authority (FirstEnergy Generation Corp.); Series 2006 B, Ref. VRD PCR (LOC-Citibank, N.A.) (d)	0.27%	12/01/35	33,865	33,865,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (d)	0.29%	12/01/28	2,105	2,105,000
Benzinger (Township of), Pennsylvania Hospital Authority (Elk Regional Health System); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (d)	0.28%	12/01/30	3,390	3,390,000
Burnsville (City of), Minnesota (Bridgeway Apartments LP); Series 2003, Ref. VRD MFH RB (CEP-FNMA)	0.30%	10/15/33	1,175	1,175,000
Butler (County of), Pennsylvania General Authority (New Castle Area School District); Series 2010, VRD RB (LOC-PNC Bank, N.A.) (d)	0.28%	03/01/30	2,375	2,375,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (d)	0.32%	07/01/38	1,215	1,215,000
Chicago (City of), Illinois; Series 1997, VRD Limited Tax GO (LOC-Harris N.A.) (c)(d)	0.30%	01/01/12	1,100	1,100,000
Colorado (State of) Health Facilities Authority (Exempla, Inc.); Series 2002 B, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.35%	01/01/33	1,100	1,100,000
Colorado (State of) Housing & Finance Authority (St. Moritz); Series 1996 H, Ref. VRD MFH RB (CEP-FNMA)	0.25%	10/15/16	3,015	3,015,000
Connecticut (State of) Development Authority (Northeast Foods, Inc.); Series 1998, VRD IDR (LOC-Bank of America, N.A.) (b)(d)	0.61%	06/01/13	925	925,000
Crawford (County of), Pennsylvania Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC-PNC Bank, N.A.) (d)	0.28%	11/01/39	2,000	2,000,000
DeKalb (County of), Georgia Development Authority (Atlanta Jewish Community Center, Inc.); Series 1999, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.30%	09/01/24	1,650	1,650,000
DeKalb (County of), Georgia Housing Authority (Crow Wood Arbor Associates, LTD.); Series 1985 Q, VRD MFH RB (CEP-FHLMC)	0.30%	12/01/25	5,780	5,780,000
Florida (State of) Housing Finance Agency (Caribbean Key Apartments); Series 1996 F, VRD RB (CEP-FNMA)	0.31%	06/01/26	1,115	1,115,000
Fort Wayne (City of), Indiana (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC-JPMorgan Chase Bank N.A.) (d)	0.28%	08/01/28	1,700	1,700,000
Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC-Bank of America, N.A.) (d)	0.36%	09/01/41	1,200	1,200,000
Illinois (State of) Development Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.30%	06/01/37	1,000	1,000,000
Illinois (State of) Educational Facilities Authority (Cultural Pooled Financing Program); Series 1985, VRD RB (LOC-JPMorgan Chase Bank N.A.) (d)	0.31%	12/01/25	2,800	2,800,000
Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC-Bank of America, N.A.) (d)	0.38%	05/01/14	1,250	1,250,000
Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago); Series 2009 C, VRD RB (LOC-Northern Trust Co.) (d)	0.27%	04/01/39	2,175	2,175,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (CEP-FHLB of Indianapolis)	0.34%	12/01/39	985	985,000
Jacksonville (City of), Florida (University of Florida Health Science Center-Jacksonville Faculty Clinic); Series 1989, VRD IDR (LOC-Bank of America, N.A.) (d)	0.32%	07/01/19	1,800	1,800,000
Kansas (State of) Development Finance Authority (Oak Ridge Park Phase I Apartments); Series 2009 D, Ref. VRD MFH RB (CEP-FHLMC)	0.33%	04/01/44	2,990	2,990,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC-JPMorgan Chase Bank N.A.) (b)(d)	0.51%	09/01/21	1,100	1,100,000
See accompanying notes which are an integral part of this schedule.
Invesco Money Market Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Credit Enhanced—(continued)
Lubbock (City of), Texas Independent School District; Series 2006, School Building Unlimited Tax GO (CEP-Texas Permanent School Fund)	0.30%	02/01/30	$1,550	$1,550,000
M3 Realty, LLC; Series 2007, VRD RN (LOC-General Electric Capital Corp.) (b)(d)	0.35%	01/01/33	2,300	2,300,000
Maryland (State of) Economic Development Corp. (Associated Catholic Charities, Inc. Facility); Series 2004, VRD RB (LOC-PNC Bank, N.A.) (d)	0.28%	10/01/29	4,270	4,270,000
Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (d)	0.28%	11/01/28	2,400	2,400,000
Maryland (State of) Health & Higher Educational Facilities Authority (Archdiocese of Baltimore Schools); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (d)	0.28%	07/01/37	1,965	1,965,000
Massachusetts (State of) Development Finance Agency (Salema Family Limited Partnership); Series 1999 A, VRD IDR (LOC-Bank of America, N.A.) (d)	0.61%	12/01/20	805	805,000
Massachusetts (State of) Health & Educational Facilities Authority (Falmouth Assisted Living, Inc.); Series 1995 A, VRD RB (LOC-Bank of America, N.A.) (d)	0.31%	11/01/26	2,400	2,400,000
Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC-Bank of America, N.A.) (d)	0.36%	01/01/44	3,100	3,100,000
Miami (City of), Florida Health Facilities Authority (Mercy Hospital); Series 1998, Ref. VRD RB (LOC-Bank of America, N.A.) (d)	0.29%	08/01/20	1,500	1,500,000
Montgomery (County of), Pennsylvania Industrial Development Authority (Friends’ Central School Corp.); Series 2002, VRD School RB (LOC-Wells Fargo Bank, N.A.) (d)	0.30%	03/01/32	1,100	1,100,000
Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (d)	0.28%	11/01/38	1,875	1,875,000
New York (City of), New York Housing Development Corp. (155 West 21st Street Development); Series 2007 B, VRD Taxable MFH Rental RB (CEP-FNMA)	0.25%	11/15/37	6,400	6,400,000
North Carolina (State of) Medical Care Commission (Angel Medical Center, Inc.); Series 2007, VRD Health Care Facilities RB (LOC-Wells Fargo Bank, N.A.) (d)	0.30%	04/01/31	1,215	1,215,000
Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (d)	0.28%	12/01/27	6,700	6,700,000
Orange (County of), Florida Housing Finance Authority (Post Fountains at Lee Vista); Series 1997 E, Ref. VRD MFH RB (CEP-FNMA)	0.31%	06/01/25	1,100	1,100,000
Osprey Properties Limited Partnership, LLLP; Series 2002, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (d)	0.28%	06/01/27	6,000	6,000,000
Parma (City of), Ohio (PRL Corp.); Series 2006 B, VRD Taxable Economic Development RB (LOC-JPMorgan Chase Bank N.A.) (d)	0.29%	11/01/30	1,250	1,250,000
Pennsylvania (State of) Economic Development Financing Authority (Glade Run Lutheran Services); Series 2000 E-1, VRD Economic Development RB (LOC-PNC Bank, N.A.) (d)	0.28%	09/01/15	1,350	1,350,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Mercyhurst College); Series 1999 E-1, VRD RB (LOC-PNC Bank, N.A.) (d)	0.28%	11/01/19	1,430	1,430,000
Pima (County of), Arizona Industrial Development Authority (Delaware Military Academy, Inc.); Series 2008, VRD Charter School RB (LOC-PNC Bank, N.A.) (d)	0.28%	09/01/38	1,110	1,110,000
Ridley (Township of), Pennsylvania School District; Series 2009, VRD Limited Tax GO (LOC-TD Bank, N.A.) (c)(d)	0.30%	11/01/29	2,800	2,800,000
Saint Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, LP); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.30%	10/01/33	7,675	7,675,000
Saint Paul (City of), Minnesota Port Authority; Series 2009-5 O, VRD District Heating RB (LOC-Deutsche Bank AG) (c)(d)	0.39%	12/01/28	1,800	1,800,000
Series 2009-6 P, VRD District Heating RB (LOC-Deutsche Bank AG) (c)(d)	0.30%	12/01/28	1,565	1,565,000
Series 2009-7 Q, Ref. VRD District Heating RB (LOC-Deutsche Bank AG) (c)(d)	0.39%	12/01/28	985	985,000
Series 2009-11 DD, Ref. VRD District Cooling RB (LOC-Deutsche Bank AG) (c)(d)	0.39%	03/01/29	820	820,000
Seattle (Port of), Washington Industrial Development Corp. (Crowley Marine Services, Inc.); Series 2001, VRD RB (LOC-Citibank, N.A.) (d)	0.32%	12/31/21	2,000	2,000,000
Smyrna (City of), Georgia Housing Authority (F&M Villages); Series 1997, VRD MFH RB (CEP-FNMA)	0.27%	06/01/25	2,260	2,260,000
South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.30%	08/01/29	1,100	1,100,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC-General Electric Capital Corp.) (b)(d)	0.44%	10/01/21	700	700,000
Tucson (City of), Arizona Industrial Development Authority (La Entrada Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.30%	07/15/31	1,750	1,750,000
See accompanying notes which are an integral part of this schedule.
Invesco Money Market Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Credit Enhanced—(continued)
USTA National Tennis Center, Inc.; Series 2009, VRD Taxable RB (LOC-JPMorgan Chase Bank N.A.) (d)	0.25%	11/15/24	$5,000	$5,000,000
Warren (County of), Ohio (Otterbein Homes); Series 1998 A, Ref. VRD Health Care Facilities Improvement RB (LOC-U.S. Bank, N.A.) (d)	0.28%	07/01/21	9,320	9,320,000
Washington (State of) Housing Finance Commission (Lake Washington Apartments); Series 1996, VRD Multifamily Mortgage RB (LOC-U.S. Bank, N.A.) (d)	0.31%	10/01/26	4,500	4,500,000
Washington (State of) Housing Finance Commission (Seattle Country Day School); Series 2006, VRD Non-Profit RB (LOC-Bank of America, N.A.) (d)	0.30%	07/01/32	1,100	1,100,000
Total Variable Rate Demand Notes (Cost $176,750,000)				176,750,000
Certificates of Deposit—7.67%
Barclays Bank PLC (f)	0.44%	07/19/11	25,000	25,000,000
Commonwealth Bank of Australia (United Kingdom) (c)	0.27%	02/14/11	29,000	29,000,000
Mitsubishi UFJ Trust & Banking Corp.	0.28%	01/07/11	25,000	25,000,000
Rabobank Nederland (f)	0.27%	12/14/10	25,000	25,000,000
Societe Generale North America, Inc. (f)	1.49%	05/05/11	14,000	14,000,000

Total Certificates of Deposit (Cost $118,000,000)				118,000,000

Medium-Term Notes—2.32%
European Investment Bank, Sr. Unsec. Global MTN (c)	5.25%	06/15/11	15,000	15,354,585
Kreditanstalt fuer Wiederaufbau, Sr. Unsec. Gtd. Global MTN (c)	3.75%	06/27/11	20,000	20,350,495

Total Medium-Term Notes (Cost $35,705,080)				35,705,080

TOTAL INVESTMENTS (excluding Repurchase Agreements)—76.59% (Cost $1,179,059,264)				1,179,059,264

			Repurchase
			Amount
Repurchase Agreements—23.30%(g)
Barclays Capital Inc., Joint agreement dated 11/30/10, aggregate maturing value of $712,125,507 (collateralized by U.S. Treasury obligations valued at $726,363,449; 0.75%, 05/31/12)	0.23%	12/01/10	123,623,173	123,622,383
BNP Paribas, Joint agreement dated 11/30/10, aggregate maturing value of $592,006,742 (collateralized by U.S. Government sponsored agency, U.S Treasury and Corporate obligations valued at $604,772,113; 0%-62.82%, 05/18/12-01/25/48) (c)	0.41%	12/01/10	10,000,114	10,000,000
Goldman, Sachs & Co., Joint agreement dated 11/30/10, aggregate maturing value of $500,003,333 (collateralized by U.S. Government sponsored agency obligations valued at $510,001,106; 0%-5.05%, 02/28/11-01/26/15)	0.24%	12/01/10	75,000,500	75,000,000
RBS Securities Inc., Joint agreement dated 11/30/10, aggregate maturing value of $500,003,333 (collateralized by U.S. Government sponsored agency obligations valued at $510,005,056; 0%-8.88%, 12/10/10-09/15/39)	0.24%	12/01/10	75,000,500	75,000,000
Societe Generale, Joint agreement dated 11/30/10, aggregate maturing value of $500,003,333 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,611; 0.24%-4.75%, 10/28/11-08/22/14)	0.24%	12/01/10	75,000,500	75,000,000

Total Repurchase Agreements (Cost $358,622,383)				358,622,383

TOTAL INVESTMENTS(h)(i) —99.89% (Cost $1,537,681,647)				1,537,681,647

OTHER ASSETS LESS LIABILITIES—0.11%				1,776,416

NET ASSETS—100.00%				$1,539,458,063

Investment Abbreviations:

BAN	— Bond Anticipation Note

CEP	— Credit Enhancement Provider

FHLB	— Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corp.

FNMA	— Federal National Mortgage Association

GO	— General Obligation Bonds

Gtd.	— Guaranteed

IDR	— Industrial Development Revenue Bonds

LOC	— Letter of Credit
See accompanying notes which are an integral part of this schedule.
Invesco Money Market Fund

MFH	— Multi-Family Housing

MTN	— Medium-Term Notes

PCR	— Pollution Control Revenue Bonds

RB	— Revenue Bonds

Ref.	— Refunding

RN	— Revenue Notes

Sr.	— Senior

Unsec.	— Unsecured

VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2010 was $711,657,781, which represented 46.23% of the Fund’s Net Assets.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 24.8%; France: 9.1%; other countries less than 5% each: 16.5%.

(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2010.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2010.

(g)	Principal amount equals value at period end. See Note 1D.

(h)	Also represents cost for federal income tax purposes.

(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Liberty Hampshire Co., LLC	11.2%
See accompanying notes which are an integral part of this schedule.
Invesco Money Market Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

Invesco Money Market Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended November 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Short-term Investments	$—	$1,537,681,647	$—	$1,537,681,647

Invesco Money Market Fund

Invesco Municipal Bond Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us     MBD-QTR-1 11/10     Invesco Advisers, Inc.

Schedule of Investments
November 30, 2010
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations—98.55%
Alabama—0.65%
Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital); Series 2009, Health Care Facility RB (INS-AGC) (a)	6.00%	06/01/39	$1,000	$1,076,540
Jefferson (County of); Series 2000, School Revenue Wts. (INS-AGM) (a)	5.50%	02/15/20	1,250	1,244,538
University of Alabama; Series 2004 A, General RB (INS-NATL) (a)	5.00%	07/01/29	1,000	1,029,190

				3,350,268

Alaska—0.60%
Alaska (State of) Municipal Bond Bank Authority; Series 2008 2, RB	4.90%	06/01/26	1,035	1,060,451
Series 2008 2, RB	5.25%	06/01/38	1,000	1,010,490
Southeast Alaska Power Agency; Series 2009, Ref. Electrical RB (INS-AGC) (a)	5.38%	06/01/28	1,025	1,043,624

				3,114,565

Arizona—0.39%
Goodyear (City of); Series 2010, Sub. Lien Water and Sewer RB	5.63%	07/01/39	1,000	973,620
Yuma (City of) Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (INS-XLCA) (a)	5.00%	07/01/24	1,000	1,049,690

				2,023,310

Arkansas—1.07%
Arkansas State University (Jonesboro Campus); Series 2009, Housing System RB (INS-AGM) (a)	5.00%	03/01/34	1,825	1,898,055
Little Rock (City of); Series 2009, Library Construction & Improvement Limited Tax GO	4.00%	03/01/21	1,490	1,550,747
Series 2009, Library Construction & Improvement Limited Tax GO	4.60%	03/01/24	1,495	1,562,783
North Little Rock Health Facilities Board (Baptist Health); Series 2001, Health Care RB	5.70%	07/01/22	500	502,960

				5,514,545

California—6.19%
ABAG Finance Authority for Non-profit Corps. (Lincoln Glen Manor for Senior Citizens); Series 2000, COP (CEP-Cal-Mortgage)	6.10%	02/15/25	1,000	1,000,590
ABAG Finance Authority for Non-profit Corps. (Odd Fellows Home of California); Series 1999, COP (CEP-Cal-Mortgage)	6.00%	08/15/24	1,000	1,023,400
Alhambra Unified School District (Financing); Series 2008, COP (INS-AGM) (a)	5.50%	04/01/26	1,000	1,003,130
Big Bear Lake (City of); Series 1996, Ref. Water RB (INS-NATL) (a)	6.00%	04/01/22	2,000	2,179,100
Bret Harte Union High School District (Election of 2008); Series 2009 A, Unlimited Tax GO	5.25%	08/01/31	1,000	1,020,160
California (State of) Department of Water Resources; Series 2002 A, Power Supply RB (b)(c)	5.38%	05/01/12	1,000	1,079,270
California (State of) Educational Facilities Authority (Fresno Pacific University); Series 2000 A, RB	6.05%	03/01/11	475	477,190
California (State of) Health Facilities Financing Authority (Childrens Hospital Los Angeles); Series 2010 A, RB (INS-AGM) (a)	5.25%	07/01/38	500	487,530
California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2002 B, RB (CEP-Cal-Mortgage)	5.50%	02/01/24	1,000	1,006,360
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008, RB (CEP-Cal-Mortgage)	5.75%	08/15/38	500	483,490
California (State of); Series 2010, Various Purpose Unlimited Tax GO	5.50%	03/01/40	250	250,785
Corona-Norca Unified School District (Election of 2006 Capital Appreciation Bonds); Series 2009 C, Unlimited Tax GO (INS-AGM) (a)(d)	7.07%	08/01/39	1,000	158,910
El Centro (City of) Financing Authority; Series 2006 A, Water RB (INS-AGM) (a)	5.00%	10/01/26	2,000	2,044,020
Folsom (City of) Public Financing Authority; Series 2007 A, Special Tax RB (INS-AMBAC) (a)	5.00%	09/01/28	1,000	901,700
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District General Obligation Bond Program); Series 2007, RB (INS-AGM) (a)	5.00%	08/01/26	2,000	2,157,120
Hayward Unified School District (Election of 2008 Capital Appreciation Bonds); Series 2010 A, Unlimited Tax GO (INS-AGM) (a)(d)	6.85%	08/01/34	1,500	302,520
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
California—(continued)
Hesperia Public Financing Authority (Redevelopment & Housing); Series 2007 A, Tax Allocation RB (INS-XLCA) (a)	5.00%	09/01/31	$340	$270,198
Los Angeles Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/31	1,500	1,537,545
Los Angeles Unified School District (Election of 2002); Series 2007 B, Unlimited Tax GO (INS-AMBAC) (a)	4.50%	07/01/26	2,000	1,950,680
Norco Financing Authority; Series 2009, Ref. Enterprise RB (INS-AGM) (a)	5.63%	10/01/34	1,500	1,547,805
Oceanside Unified School District; Series 2009 A, Unlimited Tax GO (INS-AGC) (a)	5.25%	08/01/33	775	802,884
Palomar Pomerado Health (Election of 2004); Series 2005 A, Unlimited Tax GO (INS-AMBAC) (a)	5.00%	08/01/26	1,080	1,095,638
Redlands Unified School District (Election of 2008); Series 2008, Unlimited Tax GO (INS-AGM) (a)	5.00%	07/01/25	1,415	1,478,024
Redondo Beach Unified School District (Election of 2008); Series 2008 A, Unlimited Tax GO (INS-AGM) (a)	5.13%	08/01/37	2,000	2,007,400
Sacramento (County of); Series 2009 B, Airport System Sr. RB (INS-AGC) (a)	5.50%	07/01/34	1,500	1,558,305
San Bernardino Community College District (Election of 2002); Series 2008 A, Unlimited Tax GO	6.50%	08/01/28	525	600,296
Torrance Unified School District (Measure Z); Series 2009 B-1, Capital Appreciation Unlimited Tax GO (d)	6.37%	08/01/26	1,500	603,105
University of California; Series 2009 O, RB	5.25%	05/15/39	500	518,120
Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS-AGC) (a)	5.50%	09/01/34	1,000	1,031,430
Yuba (County of) Levee Financing Authority; Series 2008 A, RB (INS-AGC) (a)	5.00%	09/01/33	1,500	1,471,905

				32,048,610

Colorado—2.36%
Colorado (State of) Water Resources & Power Development Authority (Fountaine (City of) Electric, Water & Wastewater Utility Enterprise); Series 2009 A, RB (INS-AGC) (a)	5.13%	12/01/30	400	413,252
Series 2009 A, RB (INS-AGC) (a)	5.25%	12/01/38	500	509,645
Colorado (State of) Health Facilities Authority (Exempla Inc.); Series 2002 A, RB (b)(c)	5.50%	01/01/12	2,850	3,029,407
Series 2002 A, RB (b)(c)	5.63%	01/01/12	2,040	2,171,172
Colorado Springs (City of); Series 2002, Hospital RB (INS-AGM) (a)	5.00%	12/15/32	1,000	1,001,620
Series 2009, Ref. Hospital RB	6.25%	12/15/33	1,000	1,055,750
Denver (City of) Health & Hospital Authority; Series 2004 A, Ref. Health Care RB (b)(c)	6.25%	12/01/14	750	894,188
Northwest Parkway Public Highway Authority; Series 2001 A, Sr. RB (b)(c)	5.25%	06/15/11	1,000	1,044,070
Telluride (Town of); Series 2010, Ref. Excise Tax RB (INS-AGM) (a)	5.00%	12/01/36	1,000	1,023,320
University of Colorado; Series 2009 A, Enterprise System RB	5.25%	06/01/30	1,000	1,058,660

				12,201,084

Connecticut—2.56%
Area Cooperative Educational Services (Staff Development/Administration Facility); Series 1999, Unlimited Tax GO (INS-ACA) (a)	5.63%	07/15/19	1,060	1,012,183
Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (a)(e)	6.60%	07/01/24	1,260	1,197,983
Connecticut (State of) (Transportation Infrastructure); Series 1991 B, Special Tax Obligation RB	6.50%	10/01/12	1,500	1,651,725
Connecticut (State of) Health & Educational Facility Authority (Bridgeport Hospital); Series 1992 A, RB (INS-NATL) (a)	6.63%	07/01/18	725	734,099
Connecticut (State of) Health & Educational Facility Authority (Loomis Chaffee School); Series 2001 D, RB (b)(c)	5.25%	07/01/11	1,000	1,038,850
Connecticut (State of) Health & Educational Facility Authority (Quinnipiac University);
Series 2007 J, RB (INS-NATL) (a)	5.00%	07/01/37	1,200	1,216,584
Series 2007 J, RB (INS-NATL) (a)	5.75%	07/01/33	1,000	1,071,580
Connecticut (State of) Housing Finance Authority (Housing Mortgage Finance Program); Series 1998 C, RB (e)	5.50%	11/15/35	1,775	1,775,248
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/39	3,000	3,144,420
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Connecticut—(continued)
New Britain (City of); Series 1992, Unlimited Tax GO (INS-NATL) (a)	6.00%	02/01/11	$400	$403,872

				13,246,544

Delaware—0.19%
Delaware (State of) Economic Development Authority (Delmarva Power & Light Co.); Series 2010, Ref. Gas Facilities RB	5.40%	02/01/31	1,000	1,007,410
District of Columbia—0.59%
District of Columbia (George Washington University); Series 2001 A, RB (INS-NATL) (a)	5.13%	09/15/31	1,000	1,003,270
District of Columbia (Gonzaga College High School); Series 1999, RB (INS-AGM) (a)	5.38%	07/01/19	1,055	1,061,404
District of Columbia (National Public Radio, Inc.); Series 2010 A, RB	5.00%	04/01/43	1,000	990,430

				3,055,104

Florida—4.34%
Bartow (City of); Series 2006, Ref. Water & Sewer System RB (INS-NATL) (a)	4.25%	10/01/29	5,000	4,661,250
Broward (County of); Series 2009 A, Water & Sewer Utility RB	5.13%	10/01/28	1,500	1,566,270
Crossings at Fleming Island Community Development District; Series 2000 B, Ref. Special Assessment RB (INS-NATL) (a)	5.80%	05/01/16	995	1,001,886
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College); Series 2010, RB	4.75%	12/01/30	2,000	1,969,540
Series 2010, RB	5.00%	12/01/37	2,000	1,953,660
Jacksonville (City of) Health Facilities Authority (Ascension Health Credit Group); Series 2002 A, RB	5.25%	11/15/32	1,535	1,554,648
Miami (City of); Series 2009, Ref. Parking System RB (INS-AGC) (a)	5.00%	10/01/34	500	496,525
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO	5.38%	07/01/29	1,000	1,049,770
Miami-Dade (County of) (Jackson Health System); Series 2009, Public Facilities RB (INS-AGC) (a)	5.63%	06/01/34	1,000	1,038,300
Series 2009, Public Facilities RB (INS-AGC) (a)	5.75%	06/01/39	750	782,295
Miami-Dade (County of) (Miami International Airport); Series 2000 B, Aviation RB (INS-NATL) (a)	5.75%	10/01/29	2,000	2,020,780
Series 2010 A, Aviation RB	5.38%	10/01/35	1,000	1,010,580
Miami-Dade (County of); Series 2009 C, Professional Sports Franchise Facility Tax RB (INS-AGC) (a)	5.75%	10/01/39	500	522,850
Series 2010 B, Aviation RB (INS-AGM) (a)	5.00%	10/01/35	1,205	1,187,214
Palm Beach (County of) Health Facilities Authority (Bethesda Health Care System, Inc.); Series 2010 A, RB (INS-AGM) (a)	5.00%	07/01/30	500	495,355
Sunrise (City of); Series 1998, Ref. Utility System RB (INS-AMBAC) (a)	5.00%	10/01/28	1,150	1,165,180

				22,476,103

Georgia—3.06%
Atkinson/Coffee (Counties of) Joint Development Authority (SGC Real Estate Foundation II LLC); Series 2009, RB (INS-AGC) (a)	5.25%	06/01/34	1,000	1,029,000
Atlanta (City of); Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.25%	11/01/34	1,500	1,545,150
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.38%	11/01/39	1,500	1,552,020
Cobb (County of) Development Authority (TUFF Cobb Research Campus — Georgia Tech Research Corp.); Series 2010, RB	4.25%	09/01/30	1,410	1,321,071
DeKalb (County of) Private Hospital Authority (Children’s Healthcare of Atlanta, Inc.); Series 2009, RAC	5.00%	11/15/19	560	621,835
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS-AGM) (a)	5.50%	07/01/34	1,000	1,027,480
Gwinnett (County of) Water & Sewerage Authority; Series 2002, RB (b)(c)	5.25%	08/01/12	2,000	2,156,260
Macon-Bibb (County of) Hospital Authority (The Medical Center of Central Georgia, Inc.); Series 2009, RAC	5.00%	08/01/32	2,000	2,001,260
Medical Center Hospital Authority (Columbus Regional Healthcare System); Series 2008, RAC (INS-AGC) (a)	6.38%	08/01/29	2,110	2,331,634
Richmond County Hospital Authority (University Health Services, Inc.); Series 2009, RAC	5.25%	01/01/29	1,500	1,492,995
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Georgia—(continued)
Thomasville Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC	5.13%	11/01/30	$750	$729,443

				15,808,148

Guam—0.21%
Guam Power Authority; Series 2010 A, RB (INS-AGM) (a)	5.00%	10/01/37	1,100	1,066,736
Idaho—0.13%
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, RB	6.13%	12/01/28	605	664,066
Illinois—4.77%
Bellwood (Village of); Series 2002, Unlimited Tax GO (b)(c)	5.25%	12/01/12	1,000	1,092,240
Chicago (City of) (Cottage View Terrace Apartments); Series 2000 A, FHA/GNMA Collateralized MFH RB (CEP-GNMA) (e)	6.13%	02/20/42	1,500	1,528,290
Chicago (City of); Series 2000 C, Ref. Unlimited Tax GO (INS-NATL) (a)	5.50%	01/01/40	995	995,458
Series 2001, Special Transportation RB (b)(c)	5.25%	07/01/12	1,000	1,040,840
Series 2001 A, Ref. Unlimited Tax GO (INS-NATL) (a)	5.25%	01/01/33	1,030	1,032,215
Chicago Park District; Series 2008 F, Limited Tax GO	5.50%	01/01/33	1,250	1,301,638
Illinois (State of) Department of Central Management Services; Series 1999, COP (INS-NATL) (a)	5.85%	07/01/19	1,750	1,755,967
Illinois (State of) Educational Facilities Authority (Northwestern University); Series 1997, Medium Term RB (b)(c)	5.25%	11/01/14	1,000	1,158,390
Illinois (State of) Educational Facilities Authority (Robert Morris College); Series 2000, RB (INS-NATL) (a)	5.75%	06/01/20	1,305	1,306,292
Series 2000, RB (INS-NATL) (a)	5.80%	06/01/30	1,000	999,900
Illinois (State of) Finance Authority (Noble Network Charter Schools); Series 2007 A, Education RB (INS-ACA) (a)	5.00%	09/01/27	1,000	771,570
Illinois (State of) Finance Authority (Resurrection Health Care); Series 1999 B, RB (INS-AGM) (a)	5.25%	05/15/29	3,000	2,965,020
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB (INS-AGM) (a)	5.38%	03/01/35	1,000	1,010,810
Illinois (State of) Health Facilities Authority (Evangelical Hospital Corp.); Series 1992 A, Ref. RB (c)	6.25%	04/15/22	1,000	1,239,270
Series 1992 C, RB (c)	6.25%	04/15/22	1,150	1,425,160
Illinois (State of) Municipal Electric Agency; Series 2006, Power Supply System RB (INS- NATL) (a)	5.00%	02/01/26	4,000	4,102,200
Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, Dedicated State Tax RB (INS-NATL) (a)	5.25%	06/15/42	1,000	975,150

				24,700,410

Indiana—5.44%
Hancock (County of) & Mount Vernon (City of) Multi-School Building Corp.; Series 2001 A, First Mortgage RB (b)(c)	5.45%	07/15/11	1,000	1,031,570
Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB	5.75%	01/01/29	200	214,400
Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport Authority); Series 2006 F, RB (INS-AMBAC) (a)(e)	5.00%	01/01/18	500	533,165
Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2002 A, RB (b)(c)	5.25%	07/01/12	1,000	1,074,030
Series 2009 A, RB (INS-AGC) (a)	5.25%	01/01/29	1,000	1,073,100
Lafayette (City of); Series 2002, Sewer RB (b)(c)	5.15%	07/01/12	1,000	1,082,870
Monroe (County of) Community 1996 School Building Corp.; Series 2009, First Mortgage RB (INS-AGM) (a)	5.25%	01/15/27	2,815	3,023,563
Noblesville (City of) Redevelopment Authority (146th Street Extension); Series 2006 A, Economic Development Lease Rental RB	5.25%	08/01/25	1,570	1,660,825
Northern Wells Community School Building Corp.; Series 2002, First Mortgage RB (b)(c)	5.40%	07/15/12	500	539,065
Petersburg (City of) (Indianapolis Power & Light Co.); Series 1991, Ref. PCR	5.75%	08/01/21	4,000	4,069,120
Series 1993 B, Ref. PCR (INS-NATL) (a)	5.40%	08/01/17	9,850	10,776,294
Rockville School Building Corp.; Series 2006, First Mortgage RB (INS-AGM) (a)	5.00%	07/15/26	1,000	1,043,290
St. Joseph (County of) Hospital Authority (Memorial Health System); Series 2000, RB (b)(c)	5.63%	02/15/11	1,000	1,011,140
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Indiana—(continued)
Wa-Nee Middle School Building Corp.; Series 2001, First Mortgage RB (b)(c)	5.50%	07/15/11	$1,000	$1,032,330

				28,164,762

Iowa—0.40%
Iowa (State of) Finance Authority (Iowa Health System); Series 2005, Health Facilities RB (INS-AGC) (a)	5.25%	02/15/29	2,000	2,091,380
Kansas—0.52%
Dodge (City of); Series 2009, Sales Tax RB (INS-AGC) (a)	5.00%	06/01/34	1,000	1,015,570
Overland Park Development Corp. (Overland Park Convention Center Hotel); Series 2001 A, First Tier RB (b)(c)	7.38%	01/01/11	1,630	1,656,145

				2,671,715

Kentucky—0.22%
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Sub. Series 2008 A-1, RB (INS-AGC) (a)	6.00%	12/01/33	1,070	1,131,803
Louisiana—3.90%
East Baton Rouge (Parish of) Sewerage Commission; Series 2006 A, Ref. RB (INS-AGM) (a)	5.00%	02/01/25	1,000	1,055,500
Series 2009 A, RB	5.25%	02/01/34	1,500	1,552,755
Lafayette (City of) Consolidated Government; Series 2007, Communications Systems RB (INS-XLCA) (a)	4.63%	11/01/24	1,000	1,008,510
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Capital Projects & Equipment Acquisitions Program); Series 2000, RB (INS-ACA) (a)	6.55%	09/01/25	4,860	5,073,548
Series 2000 A, RB (INS-AMBAC) (a)	6.30%	07/01/30	2,000	2,034,440
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, RB	5.38%	04/01/31	1,000	1,042,540
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, RB (INS-AGC) (a)	5.50%	02/01/39	1,500	1,550,055
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Parking Facilities Corp. Garage); Series 2001 A, RB (INS-AMBAC) (a)	5.20%	10/01/20	1,760	1,762,658
Louisiana (State of) Public Facilities Authority (Christus Health); Series 2009 A, Ref. RB	6.00%	07/01/29	1,600	1,674,128
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (b)(c)	5.50%	05/15/26	1,010	1,193,032
Louisiana (State of) Public Facilities Authority (Tulane University); Series 2002 A, RB (b)(c)	5.13%	07/01/12	2,100	2,248,218
				20,195,384
Maine—0.10%
Maine (State of) Housing Authority; Series 2007 E, Mortgage Purchase RB (e)	5.30%	11/15/23	500	514,850
Maryland—0.20%
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2001, RB (b)(c)	5.25%	07/01/11	1,000	1,028,870
Massachusetts—3.03%
Boston Water & Sewer Commission; Sr. Series 1993 A, RB (INS-NATL) (a)	5.25%	11/01/19	5,385	6,204,866
Massachusetts (State of) Bay Transportation Authority; Series 2002 A, Sr. Sales Tax RB (b)(c)	5.00%	07/01/12	1,500	1,605,885
Massachusetts (State of) Development Finance Agency (Boston University); Series 1999 P, RB	6.00%	05/15/59	5,500	6,103,405
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2007 A, RB	5.00%	11/15/14	1,000	772,200
Massachusetts (State of) Development Finance Agency (Olin College); Series 2003 B, RB (INS-XLCA) (a)	5.25%	07/01/33	1,000	1,005,470

				15,691,826

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Michigan—3.35%
Almont Community Schools; Series 2002, Ref. School Building & Site Unlimited Tax GO (b)(c)	5.00%	11/01/12	$1,000	$1,084,000
Chippewa Valley Schools; Series 2002, Ref. Unlimited Tax GO (b)(c)	5.13%	05/01/12	1,000	1,065,360
Detroit (City of); Series 2001 A, Water Supply System Sr. Lien RB (b)(c)	5.25%	07/01/11	1,845	1,898,597
Series 2001 A, Water Supply System Sr. Lien RB (b)(c)	5.25%	07/01/11	1,655	1,698,907
Series 2001 A, Water Supply System Sr. Lien RB (INS-NATL) (a)	5.00%	07/01/30	5,000	4,836,100
Series 2006 B, Water Supply System Second Lien RB (INS-AGM) (a)	6.25%	07/01/36	1,000	1,078,380
Jackson Brownfield Redevelopment Authority; Series 2002, Tax Increment Allocation Limited Tax GO (INS- NATL) (a)	5.13%	06/01/24	1,000	1,043,610
Michigan (State of) Public Power Agency (Combustion Turbine No. 1); Series 2001 A, RB (INS-AMBAC) (a)	5.25%	01/01/24	2,500	2,527,225
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/34	1,000	773,990
Wyoming (City of); Series 2008, Water Supply System RB	5.13%	06/01/28	1,305	1,345,547

				17,351,716

Minnesota—1.30%
Minneapolis (City of) (Fairview Health Services); Series 2008 B, Health Care System RB (INS-AGC) (a)	6.50%	11/15/38	1,050	1,144,784
Minnesota (State of) Municipal Power Agency; Series 2010A, Electric RB	5.00%	10/01/25	2,500	2,548,500
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group); Series 2008 C-1, Health Care Facilities RB (INS-AGC) (a)	5.00%	02/15/30	1,000	1,003,220
St. Louis Park (City of) (Park Nicollet Health Services); Series 2009, Ref. Health Care Facilities RB	5.75%	07/01/39	2,000	2,053,000

				6,749,504

Missouri—2.53%
Cass (County of); Series 2007, Hospital RB	5.38%	05/01/22	1,000	998,690
Gladstone (City of); Series 2006 A, COP (INS-XLCA) (a)	5.00%	06/01/22	1,295	1,352,744
Ladue School District; Series 2007, Ref. & Improvement Unlimited Tax GO	4.75%	03/01/27	1,000	1,043,040
Miller (County of) Reorganized School District No. 2; Series 2006, Unlimited Tax GO (INS-AGM) (a)	5.00%	03/01/21	1,000	1,076,420
Missouri (State of) Health & Educational Facilities Authority (Children’s Mercy Hospital); Series 2009, RB	5.63%	05/15/39	2,500	2,534,325
Missouri (State of) Health & Educational Facilities Authority (Washington University); Series 2001 A, RB (b)(c)	5.13%	06/15/11	4,000	4,104,760
Neosho Reorganized School District No. R-05 (Missouri Direct Deposit Program); Series 2006, School Building Unlimited Tax GO (INS-AGM) (a)	5.00%	03/01/23	1,000	1,074,780
St. Louis Municipal Finance Corp.; Series 2007, Recreation Sales Tax Leasehold RB (INS-AMBAC) (a)	4.50%	02/15/28	1,000	904,570

				13,089,329

Montana—0.68%
Forsyth (City of) (Portland General Electric Co.); Series 1998, Ref. PCR	5.00%	05/01/33	1,500	1,486,965
Montana (State of) Facility Finance Authority (Kalispell Regional Medical Center); Series 2010, Health Care Facilities RB	5.00%	07/01/30	2,000	2,010,940

				3,497,905

Nebraska—0.40%
University of Nebraska (Omaha Health & Recreation); Series 2008, RB	5.00%	05/15/33	1,000	1,027,220
University of Nebraska (Omaha Student Facilities); Series 2007, RB	5.00%	05/15/32	1,000	1,028,580

				2,055,800

Nevada—3.46%
Clark (County of) Las Vegas-McCarran International Airport; Series 2010 A, Passenger Facility Charge RB	5.25%	07/01/42	2,000	1,993,780
Series 2010 A, Passenger Facility Charge RB (INS-AGM) (a)	5.25%	07/01/39	1,500	1,499,925
Clark (County of) Water Reclamation District; Series 2008, Limited Tax GO	5.63%	07/01/32	1,500	1,605,885
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Nevada–(continued)
Clark (County of); Series 2001, Bond Bank Limited Tax GO (b)(c)	5.00%	06/01/11	$2,870	$2,938,421
Series 2001, Bond Bank Limited Tax GO (INS-NATL) (a)	5.00%	06/01/31	2,130	2,131,257
Series 2001 B, Airport System Sub. Lien RB (b)(c)	5.13%	07/01/11	2,250	2,314,125
Series 2001 B, Airport System Sub. Lien RB (b)(c)	5.25%	07/01/11	1,500	1,543,845
Series 2004 A-2, Airport System Sub. Lien RB (INS-NATL) (a)	5.13%	07/01/25	1,000	1,019,780
Series 2004 A-2, Airport System Sub. Lien RB (INS-NATL) (a)	5.13%	07/01/27	1,000	1,012,520
Las Vegas Valley Water District; Series 2009 B, Limited Tax GO	5.00%	06/01/29	800	823,440
Truckee Meadows Water Authority; Series 2001 A, RB (b)(c)	5.13%	07/01/11	1,000	1,028,500

				17,911,478

New Hampshire–0.15%
Manchester (City of); Series 2009 A, Ref. General Airport RB (INS-AGM) (a)	5.13%	01/01/30	750	753,413
New Jersey–1.87%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, Special Facility RB (e)	6.40%	09/15/23	1,035	999,862
Series 2000, Special Facility RB (e)	7.00%	11/15/30	4,000	4,006,400
New Jersey (State of) Turnpike Authority; Series 2009 H, RB	5.00%	01/01/36	1,000	1,014,570
Series 2009 I, RB	5.00%	01/01/35	2,000	2,051,320
Tobacco Settlement Financing Corp.; Series 2002, Asset-Backed RB (b)(c)	5.38%	06/01/12	1,485	1,592,276

				9,664,428

New Mexico–0.65%
New Mexico (State of) Finance Authority; Series 2006 B, Sr. Lien Public Project Revolving Fund RB (INS-NATL) (a)	5.00%	06/01/26	2,000	2,110,540
Santa Fe (City of); Series 2006 B, Ref. Gross Receipts Tax RB (INS-AGM) (a)	5.00%	06/01/22	1,185	1,256,467

				3,367,007

New York–4.29%
Metropolitan Transportation Authority; Series 2002 A, Ref. Service Contract RB	5.13%	01/01/29	1,000	1,009,240
New York (City of) Municipal Water Finance Authority; Series 2005 A, Water & Sewer System RB (INS-AGM) (a)	4.50%	06/15/29	1,000	1,004,670
New York (City of); Series 2005 J, Unlimited Tax GO	5.00%	03/01/23	1,500	1,596,540
Series 2007 D1, Unlimited Tax GO	5.13%	12/01/22	2,500	2,719,125
New York (State of) Dormitory Authority (The New York & Presbyterian Hospital); Series 2007, FHA Insured Mortgage Hospital RB (INS-AGM) (a)	4.75%	02/15/23	1,000	1,028,850
New York (State of) Dormitory Authority (Yeshiva University); Series 2009, RB	5.00%	09/01/34	515	529,111
New York (State of); Series 2009 A, Unlimited Tax GO	5.00%	02/15/39	500	513,685
Port Authority of New York & New Jersey; Ninety-Third Series 1994, Consolidated RB	6.13%	06/01/94	5,250	6,155,835
Triborough Bridge & Tunnel Authority; Series 1992 Y, General Purpose RB (c)	5.50%	01/01/17	2,900	3,373,889
Series 1993 B, General Purpose RB (c)	5.00%	01/01/20	1,960	2,250,374
Series 2006 A, General Purpose RB	5.00%	11/15/35	2,000	2,035,500

				22,216,819

North Carolina–0.32%
North Carolina (State of) Housing Finance Agency; Series 1996 II, Single Family RB (CEP-FHA)	6.20%	03/01/16	140	140,358
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2009 A, Health Care Facilities RB	5.00%	06/01/39	1,000	1,003,430
Oak Island (Town of); Series 2009, Enterprise System RB (INS-AGC) (a)	6.00%	06/01/34	500	534,645

				1,678,433

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
North Dakota–0.64%
Cass (County of) (Essentia Health Obligated Group); Series 2008 A, Health Care Facilities RB (INS-AGC) (a)	5.13%	02/15/37	$1,000	$958,210
North Dakota (State of) Board of Higher Education (North Dakota State University); Series 2007, Housing & Auxiliary Facilities RB (INS-AMBAC) (a)	5.00%	04/01/24	1,160	1,212,931
Series 2007, Housing & Auxiliary Facilities RB (INS-AMBAC) (a)	5.00%	04/01/27	1,085	1,114,859

				3,286,000

Ohio–3.14%
Allen (County of) (Catholic Healthcare Partners); Series 2010 A, Hospital Facilities RB	5.00%	06/01/38	1,000	985,300
Beavercreek School District; Series 2009, School Improvement Unlimited Tax GO	5.00%	12/01/30	1,000	1,039,660
Buckeye (City of) Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/47	1,000	705,140
Series 2007 A-2, Sr. Asset-Backed Turbo RB	6.00%	06/01/42	900	655,272
Series 2007 A-2, Sr. Asset-Backed Turbo Term RB	5.38%	06/01/24	995	842,118
Cleveland (City of); Series 1993 G, Ref. Waterworks First Mortgage RB (INS-NATL) (a)	5.50%	01/01/21	3,300	3,802,128
Cuyahoga (County of); Series 2003 A, Ref. RB	5.50%	01/01/29	1,000	1,009,050
New Albany Plain Local School District; Series 2000, Unlimited Tax GO (b)(c)	6.00%	06/01/11	410	421,833
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 A, Ref. Hospital Facility RB	5.50%	01/01/39	3,750	3,918,937
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2007, RB (INS-NATL) (a)(b)(e)	5.10%	05/01/13	1,750	1,863,575
Reynoldsburg (City of) School District; Series 2008, School Facilities Construction & Improvement Unlimited Tax GO	5.00%	12/01/32	1,000	1,026,090

				16,269,103

Oregon–0.73%
Beaverton School District (Washington & Multnomah Counties School District No. 48J); Series 2009, Limited Tax GO (INS-AGC) (a)	5.00%	06/01/31	750	791,708
Series 2009, Limited Tax GO (INS-AGC) (a)	5.13%	06/01/36	500	522,055
Medford (City of) Hospital Facilities Authority (Asante Health System); Series 2005 A, RB (INS-AGM) (a)	5.00%	08/15/40	500	491,830
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	5.00%	10/01/30	2,000	1,957,980

				3,763,573

Pennsylvania–2.60%
Allegheny (County of) Higher Education Building Authority (Carnegie Mellon University); Series 2002, RB	5.25%	03/01/32	1,515	1,540,770
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	1,000	1,014,550
Erie Parking Authority; Series 2010, Gtd. Parking RB (INS-AGM) (a)	5.20%	09/01/35	1,000	1,004,470
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2008, RB (INS-AGC) (a)	5.50%	10/01/32	2,250	2,328,683
Pennsylvania (State of) Higher Educational Facilities Authority (University Properties, Inc. Student Housing at East Stroudsburg University); Series 2010, RB	5.00%	07/01/31	1,500	1,383,885
Pennsylvania (State of) Turnpike Commission; Sub-Series 2010 B-1, Turnpike RB	5.00%	12/01/37	1,150	1,131,577
Philadelphia (City of); Ninth Series, Gas Works RB	5.00%	08/01/30	500	483,260
Series 2009 B, Limited Tax GO (INS-AGC) (a)	7.00%	07/15/28	2,200	2,513,896
State Public School Building Authority (Harrisburg School District); Series 2009 A, RB (INS-AGC) (a)	5.00%	11/15/33	2,000	2,029,580

				13,430,671

Puerto Rico–3.64%
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 TT, RB	5.00%	07/01/37	1,000	956,070
Series 2010 XX, RB	5.25%	07/01/40	3,000	2,968,740
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Sales Tax Financing Corp.; First Sub. Series 2009 A, RB	5.25%	08/01/27	$2,000	$2,061,640
First Sub. Series 2009 A, RB	5.50%	08/01/28	2,000	2,088,100
First Sub. Series 2010 A, RB	5.38%	08/01/39	1,040	1,044,773
First Sub. Series 2010 A, RB	5.50%	08/01/37	2,000	2,034,400
First Sub. Series 2010 A, RB (INS-AGM) (a)	5.00%	08/01/40	2,175	2,151,619
First Sub. Series 2010 C, Sales Tax RB (INS-AGM) (a)	5.38%	08/01/38	5,000	5,031,450
Series 2010 A, Capital Appreciation RB (d)	6.72%	08/01/33	2,000	482,700

				18,819,492

Rhode Island–1.24%
Providence (City of) Public Building Authority; Series 2000 A, RB (b)(c)	5.75%	12/15/10	1,210	1,224,871
Rhode Island (State of) Health & Educational Building Corp. (Educational & General Revenue); Series 2010 A, Higher Education Facility RB (INS-AGM) (a)	4.50%	09/15/30	1,500	1,452,135
Rhode Island (State of) Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB (INS-AGC) (a)	6.25%	05/15/30	500	546,815
Rhode Island (State of) Health & Educational Building Corp. (Public School Financing Program); Series 2009 E, RB (INS-AGC) (a)	5.00%	05/15/34	2,000	1,986,300
Rhode Island (State of) Student Loan Authority; Series 2008 A, Sr. RB (CEP-Gtd. Student Loans) (e)	6.00%	12/01/23	725	725,536
Rhode Island (State of) Turnpike & Bridge Authority; Series 2010 A, RB	5.00%	12/01/35	500	501,170

				6,436,827

South Carolina–2.41%
Beaufort School District; Series 2007 C, Unlimited Tax GO (CEP-South Carolina State Department of Education)	4.50%	03/01/32	1,000	997,900
College of Charleston; Series 2007 D, Academic & Administrative Facilities RB (INS-XLCA) (a)	4.63%	04/01/30	1,500	1,485,720
Myrtle Beach (City of); Series 2004 A, Hospitality Fee RB (INS-NATL) (a)	5.38%	06/01/24	1,150	1,183,212
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2002 A, RB (b)(c)	5.50%	11/15/12	460	502,444
Series 2002 B, RB	5.50%	11/15/23	1,555	1,576,786
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2000 A, Hospital Facilities Improvement RB (b)(c)	7.13%	12/15/10	1,000	1,022,860
Series 2003 A, Ref. Hospital Facilities RB	6.13%	08/01/23	1,500	1,554,675
Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	1,000	1,019,530
South Carolina (State of) Transportation Infrastructure Bank;
Series 2001 A, RB (b)(c)	5.00%	10/01/11	1,030	1,070,438
Series 2004 A, RB (INS-AMBAC) (a)	5.25%	10/01/24	2,000	2,067,700

				12,481,265

South Dakota–1.62%
Aberdeen School District No. 6-1; Series 2000, Unlimited Tax GO (b)(c)	5.45%	01/01/11	3,940	3,957,690
South Dakota (State of) Building Authority; Series 2007, RB (INS-NATL) (a)	4.50%	06/01/30	2,675	2,640,787
South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB (INS-AGC) (a)	5.50%	08/01/38	1,000	1,039,200
South Dakota (State of) Housing Development Authority (Homeownership Mortgage); Series 2008 G, RB	6.00%	05/01/28	690	721,602

				8,359,279

Tennessee–0.26%
Johnson City Health & Educational Facilities Board (Mountain States Health Alliance); Series 2010 A, Ref. Hospital RB	5.63%	07/01/30	1,000	979,620
Tennessee (State of) Energy Acquisition Corp.; Series 2006 A, Gas RB	5.00%	09/01/16	325	341,075

				1,320,695

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Texas—16.22%
Beaumont (City of); Series 2008, Limited Tax GO Ctfs. (INS-AGC) (a)	5.00%	03/01/30	$1,000	$1,022,820
Bexar (County of) (Motor Vehicle Rental Tax); Series 2009, Tax-Exempt Venue RB (INS-BHAC) (a)	5.00%	08/15/39	1,000	1,000,240
Bexar Metropolitan Water District; Series 2009, Ref. Waterworks System RB	5.00%	05/01/39	1,500	1,441,680
Brazos (County of) Harbor Industrial Development Corp. (Dow Chemical); Series 2008, Environmental Facilities IDR (b)(e)	5.90%	05/01/28	1,050	1,060,605
Bryan (City of); Series 2009, Electric System RB	5.00%	07/01/34	1,000	1,001,070
Carroll Independent School District; Series 2001, Unlimited Tax GO (CEP-Texas Permanent School Fund) (b)(c)	5.25%	02/15/11	955	964,951
Cisco Junior College District; Series 2002, Ref. Consolidated Fund RB (INS-AMBAC) (a)	5.25%	07/01/26	1,000	1,032,200
Cleveland Independent School District; Series 2001, Unlimited Tax GO (b)(c)	5.13%	02/01/11	1,680	1,693,894
Comal Independent School District; Series 2001, Ref. School Building Unlimited Tax GO (b)(c)	5.25%	02/01/11	1,130	1,139,582
Corpus Christi (City of); Series 2009, Improvement Utility System RB (INS-AGC) (a)	5.25%	07/15/33	1,500	1,526,775
Corpus Christi Independent School District; Series 2009, School Building Unlimited Tax GO	5.38%	08/15/30	2,000	2,122,580
Dallas (City of); Series 2007, Ref. Waterworks & Sewer System RB (INS-AMBAC) (a)	4.50%	10/01/27	4,000	4,069,280
Galena Park Independent School District; Series 1996, Ref. Capital Appreciation Unlimited Tax GO (CEP-Texas Permanent School Fund) (d)	5.98%	08/15/23	2,000	1,206,180
Harris (County of) Cultural Education Facilities Finance Corp. (Baylor College of Medicine); Series 2008 D, Ref. Medical Facilities RB	5.38%	11/15/28	825	782,653
Harris (County of) Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.25%	11/15/35	1,000	1,025,110
Series 2010, Thermal Utility RB	4.38%	11/15/35	1,500	1,356,240
Series 2010, Thermal Utility RB	4.50%	11/15/40	1,500	1,371,105
Harris (County of) Health Facilities Development Corp. (Memorial Hermann Health Care); Series 2001 A, Hospital RB (b)(c)	6.38%	06/01/11	750	780,315
Harris (County of) Health Facilities Development Corp. (St. Luke’s Episcopal Hospital); Series 2001 A, RB (b)(c)	5.38%	08/15/11	1,000	1,036,170
Series 2002, RB (b)(c)	5.13%	08/15/12	1,000	1,077,850
Harris (County of) Health Facilities Development Corp. (Texas Children’s Hospital); Series 1999 A, Hospital RB (c)	5.25%	10/01/29	2,000	2,016,520
Harris (County of); Series 2002, Ref. Limited Tax GO (b)(c)	5.13%	08/15/12	2,000	2,155,700
Houston (City of); Series 2009 A, Ref. Airport System Sr. Lien RB	5.50%	07/01/34	875	919,196
Keller Independent School District; Series 2001, Ref. Unlimited Tax GO (CEP-Texas Permenant School Fund) (b)(c)	5.25%	08/15/11	1,775	1,837,640
Laredo Community College District; Series 2002, Limited Tax GO (b)(c)	5.25%	08/01/12	1,000	1,078,250
Series 2002, Limited Tax GO (b)(c)	5.25%	08/01/12	1,000	1,078,250
Series 2010, Combined Fee RB (INS-AGM) (a)	5.00%	08/01/30	1,250	1,260,413
Series 2010, Combined Fee RB (INS-AGM) (a)	5.25%	08/01/35	1,000	1,015,840
Lufkin (City of) Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB	6.00%	02/15/24	2,500	2,545,100
Nacogdoches Independent School District; Series 2001, Ref. Unlimited Tax GO (b)(c)	5.30%	02/15/11	2,480	2,506,114
North Texas Tollway Authority; Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/21	1,000	1,079,820
Series 2008 A-AGC-ICC, Ref. First Tier System RB	5.63%	01/01/33	1,500	1,553,475
Series 2008 F, Ref. Second Tier System RB	6.13%	01/01/31	1,000	1,028,240
Series 2008 K-1, Ref. First Tier System RB (INS-AGC) (a)	5.75%	01/01/38	1,530	1,597,213
Parker (County of); Series 2009, Unlimited Tax Road GO (INS-AGC) (a)	5.13%	02/15/31	1,000	1,034,450
Pasadena (City of); Series 2002, Limited Tax GO Ctfs. (b)(c)	5.25%	04/01/11	2,000	2,033,600
Pflugerville (City of); Series 2009, Limited Tax GO (INS-AGC) (a)	5.30%	08/01/31	860	901,641
Series 2009, Limited Tax GO Ctfs. (INS-AGC) (a)	5.38%	08/01/32	755	792,810
Pharr-San Juan-Alamo Independent School District; Series 2006, Ref. Unlimited Tax GO (CEP-Texas Permanent School Fund)	5.13%	02/01/24	1,010	1,091,507
Richardson (City of); Series 2001, Limited Tax GO Ctfs. (b)(c)	5.00%	02/15/11	1,720	1,736,925
Richardson Independent School District; Series 2008, School Building Unlimited Tax GO	5.25%	02/15/33	1,000	1,050,380
Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO (INS-AGC) (a)	5.25%	02/15/31	500	521,455
San Angelo (City of); Series 2001, Ref. & Improvement Waterworks & Sewer System RB (c)	5.25%	04/01/19	1,000	1,013,660
San Antonio (City of); Series 2000 A, Limited Tax GO (b)(c)	5.38%	02/01/11	1,185	1,195,298
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Texas—(continued)
Schertz-Cibolo-Universal Independent School District; Series 2001, Ref. School Building Unlimited Tax RB (b)(c)	5.13%	08/01/11	$1,465	$1,512,056
Series 2001, Ref. School Building Unlimited Tax RB	5.13%	08/01/25	70	71,548
Southlake (City of); Series 2004, Ref. Limited Tax GO (INS-AMBAC) (a)	5.20%	02/15/26	1,000	1,053,870
Texas (State of); Series 2001 A, Ref. Water Development Unlimited Tax GO	5.25%	08/01/35	1,840	1,877,646
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/27	1,325	1,363,518
Town Center Improvement District; Series 2001, Sales & Hotel Occupancy Tax RB (b)(c)	5.13%	03/01/11	2,500	2,529,975
Series 2001, Sales & Hotel Occupancy Tax RB (b)(c)	5.13%	03/01/11	1,000	1,011,990
Series 2001, Sales & Hotel Occupancy Tax RB (b)(c)	5.25%	03/01/11	2,800	2,834,468
United Independent School District; Series 2000, Unlimited Tax GO (c)	5.13%	08/15/26	1,000	1,048,950
University of Houston; Series 2009, Ref. Consolidated RB	5.00%	02/15/29	1,000	1,051,100
Waxahachie Independent School District; Series 2002, Ref. School Building Unlimited Tax GO (CEP-Texas Permanent School Fund)	5.25%	08/15/26	3,400	3,481,600
Series 2002, Ref. School Building Unlimited Tax GO (CEP-Texas Permanent School Fund)	5.25%	08/15/30	2,890	2,953,580
Series 2002, Ref. School Building Unlimited Tax GO (CEP-Texas Permanent School Fund)	5.38%	08/15/27	2,000	2,048,460
Ysleta Independent School District Public Facilities Corp.; Series 2001, Ref. Lease RB (INS-AMBAC) (a)	5.38%	11/15/24	1,300	1,321,411

				83,914,969

Utah—0.73%
Pleasant Grove (City of); Series 2008, Water RB (INS-AGM) (a)	5.25%	12/01/33	710	734,601
Utah (State of) Housing Corp.; Series 2009 C, Class II, Single Family Mortgage RB	5.00%	07/01/31	1,000	1,011,790
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (INS-AGM) (a)	5.00%	06/15/36	1,050	1,080,198
Washington (City of); Series 2003, Sales Tax RB (INS-AMBAC) (a)	5.00%	11/15/23	915	930,592

				3,757,181

Vermont—0.94%
University of Vermont & State Agricultural College; Series 2009, RB	5.13%	10/01/39	1,265	1,298,826
Vermont (State of) Economic Development Authority (Central Vermont Public Service Corp.); Series 2010, Recovery Zone Facility Bonds	5.00%	12/15/20	1,250	1,265,725
Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2000 A, Hospital RB (INS-AMBAC) (a)	6.00%	12/01/23	1,000	1,017,650
Series 2004 B, RB (INS-AGM) (a)	5.00%	12/01/34	1,300	1,265,446

				4,847,647

Virgin Islands—0.19%
Virgin Islands Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2010 A, Sr. Lien/Working Capital RB	5.00%	10/01/29	1,000	983,160
Virginia—1.41%
Fauquier (County of) Industrial Development Authority; Series 2002, Hospital IDR (INS-Radian) (a)	5.25%	10/01/31	1,000	991,170
Series 2002, Hospital IDR (INS-Radian) (a)	5.50%	10/01/17	500	525,250
Henrico (County of) Economic Development Authority (Virginia United Methodist Homes); Series 2002 A, Ref. Residential Care Facilities RB	6.50%	06/01/22	2,000	2,016,160
King George (County of) Industrial Development Authority; Series 2004, Lease IDR (INS-AGM) (a)	5.00%	03/01/25	1,100	1,130,294
Virginia (State of) Housing Development Authority; Series 2000 D, RB (e)	5.70%	04/01/11	1,500	1,505,130
Virginia (State of) Public School Authority; Series 2008, Special Obligation School Financing RB	6.00%	12/01/32	1,000	1,105,170

				7,273,174

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Washington—1.89%
Everett Public Facilities District; Series 2007 A, Limited Sales Tax & Interlocal RB	5.00%	12/01/23	$1,135	$1,147,553
King (County of); Series 2009, Sewer Limited Tax GO	5.00%	01/01/30	1,000	1,052,580
Klickitat (County of) Public Utility District No. 1; Series 2006 B, Ref. Electric RB (INS-NATL) (a)	5.00%	12/01/23	3,000	3,097,740
Series 2006 B, Ref. Electric RB (INS-NATL) (a)	5.00%	12/01/24	2,000	2,065,900
Seattle (Port of); Series 2005 A, Ref. Intermediate Lien RB (INS-NATL) (a)	5.00%	03/01/35	1,000	1,006,770
Washington (State of) Health Care Facilities Authority (Providence Health System); Series 2001 A, RB (INS-NATL) (a)	5.25%	10/01/21	1,400	1,417,556

				9,788,099

Wisconsin—0.97%
Adams-Friendship Area School District; Series 1996, Ref. Unlimited Tax GO (INS-AMBAC) (a)	6.50%	04/01/15	1,340	1,583,585
Wisconsin (State of) Health & Educational Facilities Authority (Essentia Health Obligated Group); Series 2008 B, Health Care Facilities RB (INS-AGC) (a)	5.13%	02/15/30	1,500	1,492,620
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health Inc. Obligated Group); Series 2009, RB	5.00%	04/01/34	750	743,828
Wisconsin (State of) Health & Educational Facilities Authority (Sinai Samaritan Medical Center Inc.); Series 1996, RB (INS-NATL) (a)	5.75%	08/15/16	1,190	1,194,415

				5,014,448

TOTAL INVESTMENTS(f)—98.55% (Cost $489,533,894)				509,848,908

OTHER ASSETS LESS LIABILITIES—1.45%				7,504,956

NET ASSETS—100.00%				$517,353,864

Investment Abbreviations:

ACA	— ACA Financial Guaranty Corp.
AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— Ambac Assurance Corp.*
BHAC	— Berkshire Hathaway Assurance Corp.
CEP	— Credit Enhancement Provider
COP	— Certificates of Participation
Ctfs.	— Certificates
FHA	— Federal Housing Administration
GNMA	— Government National Mortgage Association
GO	— General Obligation Bonds
Gtd.	— Guaranteed
IDR	— Industrial Development Revenue Bonds
INS	— Insurer
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue Bonds
RAC	— Revenue Anticipation Certificates
Radian	— Radian Asset Assurance
RB	— Revenue Bonds
Ref.	— Refunding
XLCA	— Syncora Guarantee Inc.
Sr.	— Senior
Sub.	— Subordinated
Wts.	— Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Bond Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(d)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.

(e)	Security subject to the alternative minimum tax.

(f)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	14.28%
Assured Guaranty Municipal Corp.	11.36
Assured Guaranty Corp.	8.75
Ambac Assurance Corp.*	5.47

*	Ambac filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Municipal Bond Fund

D.	Other Risks — The Fund may invest up to 20% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
     The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.
     Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended November 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$509,848,908	$—	$509,848,908
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2010 was $56,919,842 and $134,484,466, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$22,954,107
Aggregate unrealized (depreciation) of investment securities	(2,715,782)

Net unrealized appreciation of investment securities	$20,238,325

Cost of investments for tax purposes is $489,610,583.
Invesco Municipal Bond Fund

Invesco Real Estate Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us     REA-QTR-1     11/10     Invesco Advisers, Inc.

Schedule of Investments(a)
November 30, 2010
(Unaudited)

	Shares	Value
Real Estate Investment Trusts, Common Stocks & Other Equity Interests—95.31%
Apartments—15.51%
AvalonBay Communities, Inc.	296,686	$32,733,367
Camden Property Trust	1,286,470	65,700,023
Equity Residential	905,000	45,231,900
Essex Property Trust, Inc.	472,148	52,332,884
Home Properties, Inc.	396,400	21,243,076
Mid-America Apartment Communities, Inc.	239,200	14,679,704
UDR, Inc.	1,314,500	29,313,350

		261,234,304

Developers—0.25%
Multiplan Empreendimentos Imobiliarios S.A. (Brazil)	144,500	3,203,056
PDG Realty S.A. Empreendimentos e Participacoes (Brazil)	160,600	973,362

		4,176,418

Diversified—5.83%
BGP Holdings PLC (Dominican Repubic)(b)	3,547,941	0
Kerry Properties Ltd. (Hong Kong)	192,500	969,069
Vornado Realty Trust	943,203	76,946,501
Washington Real Estate Investment Trust	659,900	20,245,732

		98,161,302

Freestanding—1.86%
National Retail Properties Inc.	1,202,800	31,284,828

Healthcare—11.06%
Health Care REIT, Inc.	1,649,149	76,322,616
Nationwide Health Properties, Inc.	1,030,023	37,132,329
OMEGA Healthcare Investors, Inc.	470,100	9,923,811
Senior Housing Properties Trust	2,117,930	47,293,377
Ventas, Inc.	304,802	15,627,198

		186,299,331

Industrial—5.30%
DCT Industrial Trust Inc.	1,748,720	8,638,677
Global Logistic Properties Ltd. (Singapore)(b)	4,742,000	7,972,766
ProLogis	5,590,181	72,728,255

		89,339,698

Industrial/Office: Mixed—2.83%
Liberty Property Trust	1,521,117	47,671,807

Lodging-Resorts—9.22%
DiamondRock Hospitality Co. (b)	1,743,076	18,354,590
Hersha Hospitality Trust	1,199,000	7,349,870
Host Hotels & Resorts Inc.	5,198,555	85,672,187
LaSalle Hotel Properties	587,800	13,989,640
Marriott International Inc. -Class A	435,105	17,060,467
Starwood Hotels & Resorts Worldwide, Inc.	225,085	12,793,831

		155,220,585

	Shares	Value
Office—14.48%
Alexandria Real Estate Equities, Inc.	512,707	$34,223,192
BioMed Realty Trust, Inc.	1,453,613	25,627,197
Boston Properties, Inc.	545,238	45,690,945
BR Properties S.A. (Brazil)	218,500	2,485,417
BR Properties S.A. (Brazil)(c)	200,100	2,276,118
Corporate Office Properties Trust	390,800	13,252,028
Derwent London PLC (United Kingdom)	96,289	2,144,401
Highwoods Properties, Inc.	1,065,300	32,502,303
Kilroy Realty Corp.	668,023	22,792,945
Piedmont Office Realty Trust Inc. — Class A (b)	1,124,130	22,358,946
SL Green Realty Corp.	619,121	40,490,513

		243,844,005

Regional Malls—15.59%
CBL & Associates Properties, Inc.	1,297,540	21,409,410
CFS Retail Property Trust (Australia)	934,354	1,603,085
Macerich Co. (The)	1,301,834	60,326,988
Simon Property Group, Inc.	1,818,439	179,116,241

		262,455,724

Self Storage Facilities—0.88%
Big Yellow Group PLC (United Kingdom)	280,346	1,390,821
Sovran Self Storage, Inc.	373,000	13,439,190

		14,830,011

Shopping Centers—8.98%
Acadia Realty Trust	929,736	16,976,979
BR Malls Participacoes S.A. (Brazil)	100,600	991,740
Iguatemi Empresa de Shopping Centers S.A. (Brazil)	81,400	2,018,025
Kimco Realty Corp.	3,476,700	57,921,822
Regency Centers Corp.	1,508,746	61,436,137
Renhe Commerical Holdings Co. Ltd. (China)	11,350,000	2,060,952
Retail Opportunity Investments Corp.	990,313	9,734,777

		151,140,432

Specialty Properties—3.52%
Digital Realty Trust, Inc.	1,108,108	58,197,832
Unite Group PLC (United Kingdom)(b)	347,756	1,012,434

		59,210,266

Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $1,270,206,048)		1,604,868,711

See accompanying notes which are an integral part of this schedule.
Invesco Real Estate Fund

	Principal
	Amount	Value
Asset-Backed Securities—1.78%
Banc of America Commercial Mortgage, Inc., Series 2001-PB1, Class E, Pass Through Ctfs., 6.23%, 05/11/35	$2,700,000	$2,749,821
Banc of America Large Loan Inc., Series 2006-BIX1, Class B, Floating Rate Pass Through Ctfs., 0.39%, 10/15/19(c)(d)	1,800,000	1,669,879
Series 2006-BIX1, Class E, Floating Rate Pass Through Ctfs., 0.49%, 10/15/19(c)(d)	1,000,000	867,256
Series 2005-MIB1, Class C, Floating Rate Pass Through Ctfs., 0.56%, 03/15/22(c)(d)	3,000,000	2,688,879
Series 2010-HLTN, Class HLTN, Floating Rate Pass Through Ctfs., 2.00%, 11/15/13(c)(d)	3,450,000	3,085,053
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class AJ, Variable Rate Pass Through Ctfs., 5.17%, 02/11/41(d)	3,400,000	3,178,817
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AMP3, Pass Through Ctfs., 5.50%, 10/15/49(c)	2,953,995	2,673,242
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-TF2A, Class J, Floating Rate Pass Through Ctfs., 1.20%, 11/15/19(c)(d)	3,000,000	2,821,505
Credit Suisse Mortgage Capital Ctfs., Series 2006-TF2A, Class A2, Floating Rate Pass Through Ctfs., 0.42%, 10/15/21(c)(d)	2,700,000	2,406,031
GS Mortgage Securities Corp. II, Series 2001-LIBA, Class A2, Pass Through Ctfs., 6.62%, 02/14/16(c)	1,992,000	1,994,823
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AJ, Variable Rate Pass Through Ctfs., 6.10%, 06/15/38(d)	2,035,000	1,911,029
Merrill Lynch Floating Trust, Series 2006-1, Class D, Floating Rate Pass Through Ctfs., 0.45%, 06/15/22(c)(d)	3,000,000	2,501,897
Wachovia Bank Commercial Mortgage Trust, Series 2006- WL7A, Class A2, Floating Rate Pass Through Ctfs., 0.37%, 09/15/21(c)(d)	1,600,000	1,391,911

Total Asset-Backed Securities (Cost $29,388,676)		29,940,143

Shares
Preferred Stocks—1.09%
Industrial REIT’s—0.24%
DuPont Fabros Technology Inc., Series A, 7.88% Pfd.	160,000	3,988,800

	Shares	Value
Office—0.60%
SL Green Realty Corp., Series C, 7.63% Pfd.	407,000	$10,175,000

Regional Malls—0.25%
CBL & Associates Properties, Inc., Series D, 7.38% Pfd.	176,000	4,172,960

Total Preferred Stocks (Cost $17,659,100)		18,336,760

	Principal
	Amount
Bonds & Notes—0.06%
Shopping Centers—0.06%
Developers Diversified Realty Corp., Sr. Unsec. Medium-Term Notes, 7.50%, 07/15/18 (Cost $956,356)		$985,000	1,078,575

Non-U.S. Dollar Denominated Bonds & Notes—0.06%
Australia—0.06%
GPT RE Ltd., Sr. Unsec. Medium- Term Notes, 6.50%, 08/22/13 (Cost $714,245)	AUD	1,000,000	945,885

	Shares
Money Market Funds—1.61%
Liquid Assets Portfolio — Institutional Class (e)	13,537,175	13,537,175
Premier Portfolio — Institutional Class (e)	13,537,175	13,537,175

Total Money Market Funds (Cost $27,074,350)		27,074,350

TOTAL INVESTMENTS—99.91% (Cost $1,345,998,775)		1,682,244,424

OTHER ASSETS LESS LIABILITIES—0.09%		1,549,606

NET ASSETS—100.00%		$1,683,794,030

Investment Abbreviations:

AUD	— Australian Dollar
Ctfs.	— Certificates
Pfd.	— Preferred
REIT	— Real Estate Investment Trust
Sr.	— Senior
Unsec.	— Unsecured

Notes to Schedule of Investments:

(a)	Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REITs Index, which is exclusively owned by NAREIT.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2010 was $24,376,594, which represented 1.45% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2010.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Real Estate Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
     The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
     The Fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco Real Estate Fund

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended November 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,649,310,752	$969,069	$0	$1,650,279,821
Asset-Backed Securities	—	29,940,143	—	29,940,143
Corporate Debt Securities	—	2,024,460	—	2,024,460

Total Investments	$1,649,310,752	$32,933,672	$0	$1,682,244,424

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2010 was $1,079,304,586 and $916,326,052, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$295,255,150
Aggregate unrealized (depreciation) of investment securities	(7,799,613)

Net unrealized appreciation of investment securities	$287,455,537

Cost of investments for tax purposes is $1,394,788,887.
Invesco Real Estate Fund

NOTE 4 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Van Kampen Real Estate Securities Fund (the “Target Fund”) in exchange for shares of the Fund. The Agreement requires approval of the Target Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Real Estate Fund

Invesco Short Term Bond Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010

invesco.com/us          STB-QTR-1 11/10          Invesco Advisers, Inc.

Schedule of Investments(a)
November 30, 2010
(Unaudited)

	Principal
	Amount	Value
Bonds & Notes—60.03%

Aerospace & Defense—0.60%
Honeywell International Inc., Sr. Unsec. Notes, 3.88%, 02/15/14	$1,800,000	$1,940,077
Raytheon Co., Sr. Unsec. Notes, 1.63%, 10/15/15	525,000	515,896

		2,455,973

Agricultural Products—0.75%
Corn Products International Inc., Sr. Unsec. Notes, 3.20%, 11/01/15	3,000,000	3,072,390

Airlines—1.42%
American Airlines Pass Through Trust, Series 2001-2, Class A-1, Sec. Global Pass Through Ctfs., 6.98%, 04/01/11	159,818	162,315
Series 2001-2, Class A-2, Sec. Global Pass Through Ctfs., 7.86%, 10/01/11	1,500,000	1,569,375
Continental Airlines Inc., Series 2010-1, Class B, Pass Through Ctfs., 6.00%, 01/12/19	1,500,000	1,522,500
Delta Air Lines, Inc., Series 2001-1, Class A-2, Sr. Sec. Pass Through Ctfs., 7.11%, 09/18/11	1,350,000	1,405,688
Series 2010-1, Class A, Sec. Pass Through Ctfs., 6.20%, 07/02/18	1,065,000	1,143,544

		5,803,422

Automotive Retail—0.82%
Advance Auto Parts Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	630,000	681,188
AutoZone Inc., Sr. Unsec. Global Notes, 6.50%, 01/15/14	910,000	1,029,871
Sr. Unsec. Notes, 5.88%, 10/15/12	1,500,000	1,617,930

		3,328,989

Brewers—1.26%
Anheuser-Busch InBev Worldwide Inc., Sr. Unsec. Gtd. Global Notes, 3.00%, 10/15/12	2,327,000	2,407,043
2.50%, 03/26/13	500,000	514,529
4.13%, 01/15/15	1,000,000	1,073,486
Sr. Unsec. Gtd. Notes, 7.20%, 01/15/14(b)	1,000,000	1,161,910

		5,156,968

Broadcasting—0.86%
CBS Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 08/15/12	16,000	17,011

COX Communications Inc., Sr. Unsec. Global Notes, 5.45%, 12/15/14	1,765,000	1,982,610

Sr. Unsec. Notes, 6.75%, 03/15/11	1,500,000	1,526,436

		3,526,057

Cable & Satellite—1.23%
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	4,500,000	5,017,500

Communications Equipment—0.80%
Motorola Inc., Sr. Unsec. Global Notes, 8.00%, 11/01/11	1,500,000	1,585,763
Sr. Unsec. Notes, 5.38%, 11/15/12	1,575,000	1,670,430

		3,256,193

Computer & Electronics Retail—0.25%
Best Buy Co. Inc., Sr. Unsec. Global Notes, 6.75%, 07/15/13	920,000	1,021,384

Construction Materials—0.35%
CRH America Inc., Sr. Unsec. Gtd. Notes, 4.13%, 01/15/16	1,430,000	1,427,126

Consumer Finance—0.73%
American Express Credit Corp., Sr. Unsec. Medium-Term Notes, 2.75%, 09/15/15	2,595,000	2,580,048

SLM Corp., Series A, Sr. Unsec. Medium-Term Notes, 5.00%, 10/01/13	410,000	407,438

		2,987,486

Department Stores—0.76%
Macy’s Retail Holdings Inc., Sr. Unsec. Gtd. Notes, 5.35%, 03/15/12	3,000,000	3,097,500

Diversified Banks—6.25%
ANZ National Int’l Ltd. (New Zealand), Sr. Unsec. Gtd. Notes, 2.38%, 12/21/12(b)	1,000,000	1,018,357

Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 2.50%, 01/23/13	2,000,000	2,038,332
5.20%, 07/10/14	415,000	454,422
Unsec. Sub. Global Notes, 5.14%, 10/14/20	895,000	823,630
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Principal
	Amount	Value
Diversified Banks—(continued)
Groupe BPCE (France), Sr. Unsec. Bonds, 2.38%, 10/04/13(b)	$1,300,000	$1,305,919
HSBC Bank PLC (United Kingdom), Sr. Notes, 1.63%, 08/12/13(b)	2,500,000	2,512,400
HSBC Bank USA N.A., Sub. Global Notes, 4.88%, 08/24/20	250,000	257,493
ING Bank N.V. (Netherlands), Sr. Notes, 3.00%, 09/01/15(b)	780,000	782,261
Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Notes, 4.38%, 01/12/15(b)	1,000,000	1,010,176
National Agricultural Cooperative Federation (South Korea), Sr. Unsec. Notes, 4.25%, 01/28/16(b)	895,000	910,869
Nordea Bank A.B. (Sweden), Series 2, Sr. Unsec. Notes, 3.70%, 11/13/14(b)	1,120,000	1,183,023
Pooled Funding Trust I, Sec. Gtd. Pass Through Ctfs., 2.74%, 02/15/12(b)	2,000,000	2,042,012
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Floating Rate Medium-Term Notes, 0.44%, 10/28/11(b)(c)	1,100,000	1,099,865
Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	920,000	950,495
Sr. Unsec. Gtd. Medium-Term Notes, 1.50%, 03/30/12(b)	2,000,000	2,015,648
Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Gtd. Notes, 2.99%, 10/07/13(b)	2,000,000	1,991,433
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.85%, 04/27/15(b)	450,000	468,356
US Bank N.A., Sub. Variable Rate Notes, 3.78%, 04/29/20(c)	2,250,000	2,322,162
Wells Fargo & Co., Sr. Unsec. Global Notes, 3.63%, 04/15/15	1,200,000	1,263,791
Westpac Banking Corp. (Australia), Sr. Unsec. Global Notes, 2.10%, 08/02/13	1,035,000	1,053,704

		25,504,348

Diversified Capital Markets—0.37%
UBS AG (Switzerland), Sr. Unsec. Floating Rate Medium-Term Global Notes, 1.38%, 02/23/12(c)	1,500,000	1,513,480

Diversified Metals & Mining—0.77%
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	2,050,000	2,285,109
Rio Tinto Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 8.95%, 05/01/14	700,000	857,790

		3,142,899

Diversified REIT’s—0.39%
Qatari Diar Finance QSC (Qatar), Unsec. Gtd. Unsub. Notes, 3.50%, 07/21/15(b)	1,560,000	1,582,822

Drug Retail—0.25%
CVS Caremark Corp., Sr. Unsec. Notes, 5.75%, 08/15/11	1,000,000	1,035,914

Electric Utilities—3.20%
DCP Midstream LLC, Notes, 9.70%, 12/01/13(b)	2,255,000	2,727,398
Enel Finance International S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 5.70%, 01/15/13(b)	2,000,000	2,157,074
3.88%, 10/07/14(b)	700,000	723,783
Progress Energy Inc., Sr. Unsec. Notes, 6.85%, 04/15/12	3,100,000	3,351,192
Southern Co., Sr. Unsec. Notes, 2.38%, 09/15/15	1,150,000	1,162,187
Southern Power Co., Series D, Sr. Unsec. Global Notes, 4.88%, 07/15/15	2,645,000	2,939,047

		13,060,681

Environmental & Facilities Services—0.59%
Waste Management Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	2,215,000	2,426,476

Food Retail—0.78%
Kroger Co. (The), Sr. Unsec. Gtd. Notes, 6.20%, 06/15/12	1,500,000	1,616,565
WM Wrigley Jr. Co., Sr. Sec. Gtd., 3.70%, 06/30/14(b)	1,500,000	1,553,969

		3,170,534

Health Care Equipment—0.91%
Boston Scientific Corp., Sr. Unsec. Notes, 5.45%, 06/15/14	1,700,000	1,827,499
CareFusion Corp., Sr. Unsec. Global Notes, 4.13%, 08/01/12	1,250,000	1,305,124
6.38%, 08/01/19	500,000	585,436

		3,718,059

Health Care Services—1.03%
Express Scripts Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 06/15/12	1,850,000	1,965,366
6.25%, 06/15/14	400,000	454,333
Laboratory Corp. of America Holdings, Sr. Unsec. Notes., 3.13%, 05/15/16	450,000	454,516
Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	1,300,000	1,318,050

		4,192,265

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Principal
	Amount	Value
Hotels, Resorts & Cruise Lines—0.29%
Marriott International Inc., Sr. Unsec. Notes, 4.63%, 06/15/12	$824,000	$858,090
Wyndham Worldwide Corp., Sr. Unsec. Notes, 7.38%, 03/01/20	300,000	328,125

		1,186,215

Housewares & Specialties—0.25%
Fortune Brands Inc., Sr. Unsec. Notes, 3.00%, 06/01/12	1,000,000	1,018,014

Industrial Conglomerates—2.54%
General Electric Capital Corp., Sr. Unsec. Medium-Term Notes, 1.88%, 09/16/13	3,000,000	3,017,678
Hutchison Whampoa International Ltd. (Cayman Islands),
Gtd. Notes,
4.63%, 09/11/15(b)	1,882,000	2,024,738
Unsec. Gtd. Sub. Variable Rate Notes,
6.00%, 12/29/49(b)(c)	2,310,000	2,287,678
NBC Universal, Inc., Sr. Unsec. Notes, 2.10%, 04/01/14(b)	3,000,000	3,021,205

		10,351,299

Insurance Brokers—0.50%
AON Corp., Sr. Unsec. Notes, 3.50%, 09/30/15	2,000,000	2,035,505

Integrated Oil & Gas—0.65%
ConocoPhillips, Sr. Unsec. Gtd. Global Notes, 4.75%, 02/01/14	1,500,000	1,653,348
Shell International Finance BV (Finland), Sr. Unsec. Gtd. Global Notes, 3.10%, 06/28/15	960,000	1,007,216

		2,660,564

Integrated Telecommunication Services—2.43%
AT&T Inc.,
Sr. Unsec. Global Notes,
6.70%, 11/15/13	1,000,000	1,149,705
2.50%, 08/15/15	790,000	802,642
British Telecommunications PLC (United Kingdom), Sr. Unsec. Global Notes, 9.38%, 12/15/10	4,170,000	4,182,022
Cellco Partnership/Verizon Wireless Capital LLC,
Sr. Unsec. Global Notes,
3.75%, 05/20/11	1,280,000	1,298,277
7.38%, 11/15/13	1,000,000	1,176,395
5.55%, 02/01/14	840,000	940,040
Windstream Georgia Communications Corp., Sr. Unsec. Notes, 6.50%, 11/15/13	356,000	360,511

		9,909,592

Investment Banking & Brokerage—2.82%
Goldman Sachs Group Inc. (The),
Sr. Global Notes,
3.70%, 08/01/15	1,420,000	1,451,838
Sr. Unsec. Global Notes,
5.25%, 10/15/13	2,250,000	2,445,260
Jefferies Group Inc., Sr. Unsec. Notes, 3.88%, 11/09/15	2,000,000	1,999,619
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(b)	500,000	522,932
Merrill Lynch & Co. Inc., Series C, Sr. Unsec. Medium-Term Global Notes, 5.45%, 02/05/13	1,470,000	1,552,611
Morgan Stanley,
Sr. Unsec. Global Notes,
4.00%, 07/24/15	1,565,000	1,588,336
Sr. Unsec. Notes,
3.45%, 11/02/15	2,000,000	1,964,600

		11,525,196

Life & Health Insurance—1.47%
MetLife Inc., Sr. Unsec. Global Notes, 2.38%, 02/06/14	365,000	369,134
Monumental Global Funding II, Sr. Sec. Notes, 5.65%, 07/14/11(b)	720,000	736,020
New York Life Global Funding, Series 2003-1, Tranche 1, Sr. Unsec. Medium-Term Notes, 5.38%, 09/15/13(b)	1,000,000	1,113,044
Pacific Life Global Funding, Sr. Sec. Notes, 5.15%, 04/15/13(b)	1,615,000	1,744,784
Prudential Financial Inc., Series D, Sr. Unsec. Medium-Term Notes, 2.75%, 01/14/13	2,000,000	2,047,021

		6,010,003

Life Sciences Tools & Services—0.48%
Life Technologies Corp., Sr. Unsec. Notes, 3.38%, 03/01/13	1,900,000	1,956,180

Managed Health Care—0.51%
UnitedHealth Group Inc.,
Sr. Unsec. Notes,
5.25%, 03/15/11	1,110,000	1,125,277
4.88%, 02/15/13	880,000	941,237

		2,066,514

Mortgage Backed Securities—0.11%
U.S. Bank N.A., Sr. Unsec. Medium-Term Global Notes, 5.92%, 05/25/12	433,202	456,613

Multi-Line Insurance—1.58%
American International Group,
Sr. Unsec. Notes,
3.65%, 01/15/14	2,000,000	1,999,380
Metropolitan Life Global Funding I,
Sr. Sec. Floating Rate Notes,
0.69%, 07/13/11(b)(c)	1,000,000	1,000,550
Sr. Sec. Global Notes,
5.13%, 04/10/13(b)	1,540,000	1,669,232
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Principal
	Amount	Value
Multi-Line Insurance—(continued)
Sr. Sec. Notes, 5.13%, 11/09/11(b)	$745,000	$772,218
Pricoa Global Funding I, Sr. Sec. Notes, 4.63%, 06/25/12(b)	1,000,000	1,052,598

		6,493,978

Multi-Utilities—0.82%
Dominion Resources Inc., Sr. Unsec. Notes, 2.25%, 09/01/15	2,000,000	2,008,952
Pacific Gas & Electric Co., Sr. Unsec. Notes, 6.25%, 12/01/13	1,164,000	1,319,609

		3,328,561

Office Electronics—0.96%
Xerox Corp., Sr. Unsec. Notes, 6.88%, 08/15/11	2,570,000	2,680,587
4.25%, 02/15/15	1,140,000	1,217,343

		3,897,930

Office REIT’s—0.15%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 5.88%, 02/01/20	600,000	632,539

Oil & Gas Drilling—0.89%
Transocean Inc. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 4.95%, 11/15/15	3,500,000	3,649,421

Oil & Gas Exploration & Production—0.87%
EOG Resources Inc., Sr. Unsec. Notes, 4.10%, 02/01/21	1,995,000	2,000,102
Pemex Project Funding Master Trust, Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/35	1,020,000	1,067,722
XTO Energy Inc., Sr. Unsec. Notes, 5.75%, 12/15/13	440,000	502,153

		3,569,977

Oil & Gas Refining & Marketing—0.48%
Premcor Refining Group Inc. (The), Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/11	1,960,000	1,979,270

Oil & Gas Storage & Transportation—1.76%
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 7.63%, 02/15/12	1,000,000	1,073,598
3.70%, 06/01/15	2,000,000	2,111,132
Spectra Energy Capital LLC, Sr. Unsec. Notes, 5.67%, 08/15/14	2,500,000	2,797,688
Transcontinental Gas Pipe Line Co. LLC, Series B, Sr. Unsec. Global Notes, 7.00%, 08/15/11	1,135,000	1,184,290

		7,166,708

Other Diversified Financial Services—7.51%
Bank of America Corp., Sr. Unsec. Global Notes, 3.70%, 09/01/15	2,000,000	1,977,858
6.50%, 08/01/16	165,000	179,645
Citigroup Inc., Sr. Unsec. Floating Rate Notes, 2.29%, 08/13/13(c)	2,000,000	2,027,974
Sr. Unsec. Global Notes, 5.10%, 09/29/11	1,390,000	1,438,425
6.01%, 01/15/15	2,595,000	2,845,427
Sr. Unsec. Notes, 4.75%, 05/19/15	3,000,000	3,138,928
Countrywide Financial Corp., Sr. Unsec. Gtd. Medium-Term Global Notes, 5.80%, 06/07/12	880,000	925,747
Countrywide Home Loans Inc., Series L, Sr. Unsec. Gtd. Medium-Term Global Notes, 4.00%, 03/22/11	1,490,000	1,507,336
ERAC USA Finance LLC, Unsec. Gtd. Notes, 5.80%, 10/15/12(b)	2,000,000	2,151,153
General Electric Capital Corp., Sr. Unsec. Global Notes, 5.90%, 05/13/14	995,000	1,113,336
Sr. Unsec. Medium-Term Global Notes, 2.80%, 01/08/13	1,000,000	1,028,541
4.38%, 09/21/15	1,500,000	1,602,504
ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 2.65%, 01/14/13(b)	1,500,000	1,529,329
JPMorgan Chase & Co., Floating Rate Medium-Term Notes, 0.94%, 02/26/13(c)	1,500,000	1,505,866
Sr. Unsec. Global Notes, 4.75%, 05/01/13	640,000	688,567
Unsec. Sub. Global Notes, 5.13%, 09/15/14	3,400,000	3,667,722
MassMutual Global Funding II, Sr. Sec. Notes, 3.63%, 07/16/12(b)	1,000,000	1,035,591
National Rural Utilities Cooperative Finance Corp., Sec. Notes, 1.13%, 11/01/13	2,300,000	2,293,805
Twin Reefs Pass-Through Trust, Floating Rate Pass Through Ctfs., 1.39% (b)(c)(d)(e)	520,000	—

		30,657,754

Packaged Foods & Meats—1.01%
HJ Heinz Finance Co., Sr. Unsec. Gtd. Global Notes, 6.00%, 03/15/12	1,250,000	1,330,718
Kraft Foods Inc., Sr. Unsec. Global Notes, 5.63%, 11/01/11	1,850,000	1,931,649
2.63%, 05/08/13	835,000	861,896

		4,124,263

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Principal
	Amount	Value
Paper Packaging—0.23%
Bemis Co. Inc., Sr. Unsec. Notes, 5.65%, 08/01/14	$860,000	$956,056

Paper Products—0.52%
International Paper Co., Sr. Unsec. Global Notes, 7.95%, 06/15/18	1,750,000	2,124,653

Pharmaceuticals—0.29%
Abbott Laboratories, Sr. Unsec. Global Notes, 2.70%, 05/27/15	1,120,000	1,171,154

Property & Casualty Insurance—0.04%
W.R. Berkley Corp., Sr. Unsec. Notes, 5.38%, 09/15/20	150,000	152,486

Publishing—0.28%
Reed Elsevier Capital Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 08/01/11	1,100,000	1,141,336

Railroads—0.74%
CSX Corp., Sr. Unsec. Notes, 6.30%, 03/15/12	1,000,000	1,066,485
3.70%, 10/30/20	2,000,000	1,951,554

		3,018,039

Regional Banks—1.16%
PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 02/08/15	2,745,000	2,856,323
Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	2,000,000	1,880,000

		4,736,323

Research & Consulting Services—0.28%
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 8.00%, 01/15/11(b)	1,120,000	1,129,286

Soft Drinks—0.37%
Coca Cola Enterprises Inc., Sr. Unsec. Notes, 1.13%, 11/12/13	1,500,000	1,494,917

Sovereign Debt—0.34%
Russian Foreign Bond (Russia), Sr. Unsec. Notes, 3.63%, 04/29/15(b)	1,400,000	1,405,425

Specialized Finance—1.35%
Moody’s Corp., Sr. Unsec. Notes, 5.50%, 09/01/20	1,840,000	1,873,351
NASDAQ OMX Group Inc. (The), Sr. Unsec. Notes, 4.00%, 01/15/15	2,000,000	2,073,468
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Notes, 2.63%, 09/16/12	1,500,000	1,548,235

		5,495,054

Specialty Stores—0.39%
Staples Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/01/11	1,550,000	1,586,160

Steel—0.55%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 9.00%, 02/15/15	410,000	496,300
Sr. Unsec. Global Notes, 3.75%, 08/05/15	1,715,000	1,751,993

		2,248,293

Systems Software—0.28%
Symantec Corp., Sr. Unsec. Notes, 2.75%, 09/15/15	1,150,000	1,150,510

Tobacco—0.21%
Altria Group Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	800,000	853,554

Trading Companies & Distributors—0.14%
GATX Corp., Sr. Unsec. Notes, 4.75%, 10/01/12	530,000	558,648

Wireless Telecommunication Services—0.41%
Alltel Corp., Sr. Unsec. Global Notes, 7.00%, 07/01/12	265,000	287,302
American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	800,000	852,137
Vodafone Group PLC (United Kingdom), Sr. Unsec. Global Notes, 5.50%, 06/15/11	540,000	553,990

		1,693,429

Total Bonds & Notes (Cost $240,230,048)		245,089,885

U.S. Treasury Securities—16.89%
U.S. Treasury Bills—0.12%
0.11%, 01/20/11(f)(g)	500,000	499,870

U.S. Treasury Notes—16.77%
1.13% , 06/30/11	3,600,000	3,617,578
1.38%, 03/15/12	7,500,000	7,602,539
0.75%, 05/31/12	20,625,000	20,739,404
1.75%, 08/15/12	22,100,000	22,602,430
1.38%, 09/15/12	5,000,000	5,082,422
1.50%, 12/31/13	8,220,000	8,411,372
3.50%, 05/15/20	365,000	389,694

		68,445,439

Total U.S. Treasury Securities (Cost $67,981,221)		68,945,309

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Principal
	Amount	Value
Asset-Backed Securities—10.70%
BA Credit Card Trust, Series 2010-A1, Class A1, Floating Rate Pass Through Ctfs., 0.55%, 09/15/15(c)	$1,110,000	$1,110,313
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Variable Rate Pass Through Ctfs., 2.66%, 08/25/33(c)	565,304	532,238
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A3, Pass Through Ctfs., 4.55%, 06/11/41	413,149	422,206
Capital One Multi-Asset Execution Trust, Series 2006-C1, Class C, Floating Rate Pass Through Ctfs., 0.54%, 03/17/14(c)	1,770,000	1,758,334
Chase Issuance Trust, Series 2007-A17, Class A, Pass Through Ctfs., 5.12%, 10/15/14	1,230,000	1,327,794
Series 2009-A3, Class A3, Pass Through Ctfs., 2.40%, 06/17/13	545,000	550,206
Citibank Credit Card Issuance Trust, Series 2009-A5, Class A5, Pass Through Ctfs., 2.25%, 12/23/14	2,150,000	2,202,271
Citigroup Mortgage Loan Trust Inc., Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 2.48%, 08/25/34(c)	1,849,156	1,892,130
Commercial Mortgage Pass Through Ctfs., Series 2007-FL14, Class A1, Floating Rate Pass Through Ctfs., 0.34%, 06/15/22(b)(c)	1,429,486	1,390,458
Series 2001-J2A, Class A2F, Floating Rate Pass Through Ctfs., 0.75%, 07/16/34(b)(c)	3,000,000	2,993,527
Countrywide Asset-Backed Ctfs., Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 09/25/37	385,614	379,496
Credit Suisse Mortgage Capital Ctfs., Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.88%, 09/26/34(b)(c)	922,319	872,544
Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37(b)	1,970,998	2,025,179
Discover Card Master Trust, Series 2010-A1, Class A1, Floating Rate Pass Through Ctfs., 0.90%, 09/15/15(c)	1,500,000	1,508,643
FDIC Structured Sale Gtd. Notes, Series 2010-S1, Class 1A, Floating Rate Pass Through Ctfs., 0.81%, 02/25/48(b)(c)	1,630,825	1,635,751

GE Capital Commercial Mortgage Corp., Series 2001-1, Class A2, Pass Through Ctfs., 6.53%, 05/15/33	766,029	770,078
GE Capital Credit Card Master Note Trust, Series 2009-2, Class A, Pass Through Ctfs., 3.69%, 07/15/15	3,000,000	3,118,110
Series 2010-2, Class A, Pass Through Ctfs., 4.47%, 03/15/20	2,000,000	2,174,768
Honda Auto Receivables Owner Trust, Series 2009-2, Class A3, Pass Through Ctfs., 2.79%, 01/15/13	930,120	940,794
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class A2, Pass Through Ctfs., 6.53%, 07/14/16(b)	1,070,000	1,076,539
Series 2005-C3, Class A4, Pass Through Ctfs., 5.50%, 07/15/30	1,400,000	1,449,216
Morgan Stanley Capital I, Series 2005-T17, Class A4, Pass Through Ctfs., 4.52%, 12/13/41	711,532	724,414
Series 2008-T29, Class A1, Pass Through Ctfs., 6.23%, 01/11/43	764,150	812,090
Option One Mortgage Securities Corp., Series 2007-4A, Floating Rate Notes, 0.35%, 04/25/12(b)(c)	301,529	218,337
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A2, Pass Through Ctfs., 6.36%, 03/12/34	2,261,312	2,275,144
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.77%, 08/15/39(c)	1,850,000	1,951,578
USAA Auto Owner Trust, Series 2009-1, Class A3, Pass Through Ctfs., 3.02%, 06/17/13	1,056,385	1,069,041
Wachovia Bank Commercial Mortgage Trust, Series 2004- C12, Class A4, 5.48%, 07/15/41	2,505,000	2,714,845
WaMu Mortgage Pass Through Ctfs., Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.72%, 08/25/33(c)	1,360,203	1,381,792
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 4.46%, 07/25/34(c)	607,277	619,535
Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.76%, 12/25/34(c)	1,426,111	1,388,919
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Principal
	Amount	Value
Asset-Backed Securities—(continued)
Series 2006-16, Class A12, Pass Through Ctfs., 5.00%, 11/25/36	$427,785	$427,563
Total Asset-Backed Securities (Cost $42,8444,181)		43,713,853

U.S. Government Sponsored Mortgage-Backed Securities—5.94%
Collateralized Mortgage Obligations—0.39%
Freddie Mac REMICS, 5.00%, 01/15/13	1,523,999	1,594,745

Federal Home Loan Mortgage Corp. (FHLMC)—1.17%
Pass Through Ctfs.,
8.00%, 11/20/12	62,279	64,160
9.00%, 05/01/15	115,752	131,430
7.50%, 06/01/16 to 07/01/24	325,990	353,456
7.00%, 12/01/16 to 10/01/34	1,290,004	1,479,008
6.00%, 02/01/17 to 03/01/23	1,384,186	1,503,201
8.50%, 02/01/19 to 08/17/26	920,047	1,080,962
6.50%, 12/01/35	162,067	181,179

		4,793,396

Federal National Mortgage Association (FNMA)—3.09%
Pass Through Ctfs.,
7.50%, 02/01/15 to 02/01/31	953,712	1,091,282
7.00%, 04/01/15 to 08/01/36	6,311,006	7,119,259
8.50%, 09/01/15 to 07/01/30	476,141	561,693
6.50%, 11/01/16 to 10/01/35	1,976,766	2,199,364
8.00%, 09/01/17 to 08/01/32	1,211,121	1,408,512
9.00%, 02/01/21 to 01/01/30	173,565	201,738
10.00%, 05/01/26	14,063	14,180

		12,596,028

Government National Mortgage Association (GNMA)—1.29%
Pass Through Ctfs.,
6.50%, 10/15/13 to 02/15/34	2,401,122	2,749,845
7.00%, 05/15/17 to 06/15/32	937,586	1,062,832
7.00%, 12/15/17	389,305	423,338
6.00%, 06/15/18	327,371	356,007
7.75%, 11/15/19 to 02/15/21	203,762	233,900
7.50%, 12/20/25 to 07/15/32	132,055	152,768
8.50%, 07/20/27	97,278	116,760
8.00%, 10/15/30	145,710	163,669

		5,259,119

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $21,589,053)		24,243,288

U.S. Government Sponsored Agency Securities—2.10%
Federal Home Loan Mortgage Corp. (FHLMC)—1.25%
Unsec. Global Notes, 1.63%, 04/15/13	5,000,000	5,113,590

Federal National Mortgage Association (FNMA)—0.85%
Unsec. Global Notes, 2.63%, 11/20/14	3,270,000	3,443,897

Total U.S. Government Sponsored Agency Securities (Cost $8,245,800)		8,557,487

Municipal Obligations—0.32%
Kentucky (State of) Asset / Liability Commission; Series 2010 Taxable Fund RB, 3.17%, 04/01/18 (Cost $1,295,000)	1,295,000	1,288,590

	Shares

Money Market Funds—5.09%
Liquid Assets Portfolio — Institutional Class (h)	10,384,765	10,384,765
Premier Portfolio — Institutional Class (h)	10,384,765	10,384,765
Total Money Market Funds (Cost $20,769,530)		20,769,530
TOTAL INVESTMENTS—101.07% (Cost $402,958,125)		412,607,942
OTHER ASSETS LESS LIABILITIES—(1.07)%		(4,350,845)

NET ASSETS—100.00%		$408,257,097

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Investment Abbreviations:

Ctfs.	— Certificates

Disc.	— Discounted

Gtd.	— Guaranteed

Jr.	— Junior

Pfd.	— Preferred

REIT	— Real Estate Investment Trust

REMICS	— Real Estate Mortgage Investment Conduits

Sec.	— Secured

Sr.	— Senior

Sub.	— Subordinated

Unsec.	— Unsecured

Unsub.	— Unsubordinated

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2010 was $56,634,188, which represented 13.87% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2010.

(d)	Perpetual bond with no specified maturity date.

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at November 30, 2010 represented 0.00% of the Fund’s Net Assets.

(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(g)	Security traded on a discount basis. The interest rate shown represents the discount at the time of purchase of the Fund.

(h)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Short Term Bond Fund

A.	Security Valuations – (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
Invesco Short Term Bond Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended November 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$20,769,530	$—	$—	$20,769,530
U.S. Treasury Securities	—	68,945,309	—	68,945,309
U.S. Government Sponsored Securities	—	32,800,775	—	32,800,775
Corporate Debt Securities	—	245,089,885	—	245,089,885
Asset Backed Securities	—	43,495,516	218,337	43,713,853
Municipal Obligations	—	1,288,590	—	1,288,590
	$20,769,530	$391,620,075	$218,337	$412,607,942
Futures*	(103,893)	—	—	(103,893)

Total Investments	$20,665,637	$391,620,075	$218,337	$412,504,049

*	Unrealized appreciation (depreciation).
Invesco Short Term Bond Fund

NOTE 3 — Derivative Investment
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of November 30, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk
Futures contracts (a)	$38,346	$(142,239)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.
Effect of Derivative Instruments for the nine months ended November 30, 2010
The table below summarizes the gains on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Futures *
Realized Gain Interest rate risk	$2,227,668
Change in Unrealized Appreciation (Depreciation) Interest rate risk	(124,754)

Total	$2,102,914

*	The average value of futures outstanding during the period was $121,244,357.
Open Futures Contracts

				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Treasury 2 Year Notes	240	March-2011/Long	$52,650,000	$(21,984)
U.S. Ultra Bond	17	March-2011/Long	2,246,125	38,346
Subtotal			$54,896,125	$16,362
U.S. Treasury 5 Year Notes	243	March-2011/Short	(29,123,930)	(41,243)
U.S. Treasury 10 Year Notes	175	March-2011/Short	(21,719,141)	(58,413)
U.S. Long Bonds	12	March-2011/Short	(1,527,375)	(20,599)
Subtotal			$(52,370,446)	$(120,255)

Total			$2,525,679	$(103,893)

Invesco Short Term Bond Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2010 was $230,796,466 and $100,446,131, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$10,809,660
Aggregate unrealized (depreciation) of investment securities	(1,156,551)

Net unrealized appreciation of investment securities	$9,653,109

Cost of investments for tax purposes is $402,954,833.
NOTE 5 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco LIBOR Alpha Fund (the “Target Fund”) in exchange for shares of the Fund. The Agreement requires approval of the Target Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Short Term Bond Fund

Invesco U.S. Government Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us     GOV-QTR-1   11/10   Invesco Advisers, Inc.

Schedule of Investments
November 30, 2010
(Unaudited)

	Principal
	Amount	Value

U.S. Government Sponsored Mortgage-Backed Securities—68.82%
Collateralized Mortgage Obligations—39.12%
Fannie Mae Grantor Trust, 5.34%, 04/25/12	$8,000,000	$8,491,103
Fannie Mae REMICs, 4.00%, 09/25/16 to 02/25/40	3,696,089	3,826,572
4.50%, 11/25/16 to 05/25/29	8,481,577	8,836,131
5.00%, 02/25/17 to 05/25/30	4,770,153	5,005,020
5.50%, 04/25/17 to 04/25/30	5,457,398	5,561,616
6.00%, 10/25/27 to 10/25/33	5,950,395	5,994,263
3.50%, 12/25/31	2,445,251	2,579,516
0.56%, 05/25/36	5,871,582	5,889,207
Federal Home Loan Bank, 4.55%, 04/27/12	539,122	565,925
5.27%, 12/28/12	2,910,049	3,112,969
Freddie Mac REMICs, 6.75%, 06/15/11	5,026	5,060
5.25%, 08/15/11 to 08/15/32	6,842,624	7,187,497
5.38%, 08/15/11 to 09/15/11	1,216,639	1,241,940
3.88%, 12/15/12	203,587	206,341
4.50%, 12/15/15 to 04/15/30	14,668,485	15,088,768
3.50%, 06/15/16 to 12/15/27	11,413,967	11,774,369
6.00%, 09/15/16 to 09/15/29	10,131,602	10,335,824
4.00%, 02/15/17 to 02/15/30	23,633,821	24,779,708
5.00%, 09/15/17 to 11/15/32	21,541,757	22,198,295
3.75%, 10/15/18	4,398,131	4,576,864
5.50%, 09/15/25 to 09/15/30	13,620,523	13,849,260
0.65%, 04/15/28 to 06/15/37	9,821,969	9,851,884
4.75%, 04/15/31	84,952	84,947
0.55%, 03/15/36	5,802,390	5,818,714
0.61%, 11/15/36	7,040,954	7,074,418
1.11%, 11/15/39	3,709,533	3,763,327
Ginnie Mae REMICs, 5.00%, 06/20/24 to 02/20/30	2,080,247	2,130,594
5.50%, 04/16/31	2,565,875	2,621,727
4.50%, 05/20/33 to 08/20/35	16,551,612	17,532,464
5.77%, 08/20/34	1,999,350	2,216,639
4.00%, 03/20/36 to 02/20/38	12,520,039	13,135,548
La Hipotecaria S.A., — Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 3.75%, 09/08/39(a)(b)	6,000,000	6,151,875

		231,488,385

Federal Home Loan Mortgage Corp. (FHLMC)—6.94%
Pass Through Ctfs., 6.50%, 02/01/11 to 02/01/35	5,815,417	6,431,495
7.00%, 04/01/11 to 03/01/36	4,485,631	5,072,367
12.00%, 02/01/13	148	150
8.00%, 12/01/15 to 02/01/35	7,874,151	9,242,151
10.00%, 02/01/16 to 04/01/20	269,738	311,676
6.00%, 06/01/17 to 05/01/33	5,018,487	5,506,782
10.50%, 08/01/19 to 01/01/21	50,983	58,229
4.50%, 09/01/20	4,001,380	4,246,048

	Principal
	Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)—(continued)
8.50%, 09/01/20 to 05/01/26	$150,236	$172,731
9.50%, 11/01/20 to 04/01/25	237,102	274,205
9.00%, 06/01/21 to 04/01/25	971,720	1,099,915
7.05%, 05/20/27	565,084	640,577
7.50%, 09/01/30 to 05/01/34	5,885,522	6,821,619
6.03%, 10/20/30	1,044,440	1,174,995

		41,052,940

Federal National Mortgage Association (FNMA)—17.72%
Pass Through Ctfs., 7.00%, 05/01/11 to 06/01/36	13,583,472	15,376,778
7.50%, 05/01/11 to 08/01/36	8,160,575	9,376,898
8.00%, 02/01/12 to 12/01/36	7,662,965	8,982,600
8.50%, 06/01/12 to 08/01/37	4,552,819	5,359,854
6.00%, 10/01/13 to 04/01/24	2,267,369	2,478,100
6.50%, 06/01/14 to 09/01/34	6,756,528	7,511,382
9.50%, 07/01/16 to 08/01/22	45,888	52,106
9.00%, 12/01/16	82,278	93,061
5.00%, 01/01/17 to 04/01/23	11,349,171	12,107,940
4.50%, 09/01/18 to 11/01/21	26,784,718	28,530,601
10.00%, 12/20/19 to 12/20/21	339,801	385,429
5.50%, 03/01/21 to 10/01/22	599,752	652,116
6.75%, 07/01/24	1,044,462	1,177,929
10.26%, 04/20/25	131,797	148,972
6.95%, 07/01/25 to 09/01/26	272,390	310,524
Pass Through Ctfs., TBA, 4.00%, 12/01/40(c)	12,100,000	12,290,950

		104,835,240

Government National Mortgage Association (GNMA)—5.04%
Pass Through Ctfs., 13.00%, 01/15/11 to 12/15/14	26,943	27,197
13.50%, 05/15/11 to 10/15/12	6,748	6,815
7.00%, 08/20/12 to 12/15/36	2,492,784	2,862,250
12.00%, 02/15/13 to 07/15/15	12,909	13,480
11.00%, 09/15/15	440	444
10.50%, 02/15/16	2,738	2,764
10.00%, 06/15/16 to 07/15/24	437,480	489,768
8.50%, 09/20/16 to 01/15/37	153,325	173,219
9.00%, 10/15/16 to 04/15/21	34,405	38,082
8.75%, 10/20/16	34,413	38,249
8.00%, 03/20/17 to 08/15/36	3,055,965	3,618,266
9.50%, 08/15/17 to 03/15/23	162,348	188,423
6.50%, 09/15/17 to 09/15/34	8,046,798	9,083,470
6.95%, 07/20/25 to 11/20/26	1,133,370	1,279,417
7.50%, 03/15/26 to 10/15/35	3,166,635	3,710,732
6.00%, 12/15/28 to 08/15/33	2,635,543	2,930,831
7.00%, 06/15/32 to 10/20/35(d)	149,206	168,619
6.00%, 11/15/32 to 07/15/33(d)	121,140	134,989
6.10%, 12/20/33	4,388,012	5,095,221

		29,862,236

Total U.S. Government Sponsored Mortgage- Backed Securities (Cost $397,363,320)		407,238,801

See accompanying notes which are an integral part of this schedule.
Invesco U.S. Government Fund

	Principal
	Amount	Value

U.S. Treasury Securities—16.04%
U.S. Treasury Notes—15.54%
2.50%, 04/30/15	$10,000,000	$10,542,187
1.25%, 08/31/15	4,000,000	3,977,500
4.50%, 02/15/16	7,000,000	8,045,625
2.75%, 05/31/17	6,000,000	6,277,500
2.38%, 07/31/17	20,000,000	20,412,500
3.13%, 05/15/19(d)	17,000,000	17,828,750
3.50%, 05/15/20	14,000,000	14,947,187
2.63%, 08/15/20	10,000,000	9,889,063

		91,920,312

U.S. Treasury Bonds—0.50%
4.25%, 05/15/39	2,900,000	2,978,391

Total U.S. Treasury Securities (Cost $92,881,238)		94,898,703

U.S. Government Sponsored Agency Securities—15.86%
Federal Farm Credit Bank (FFCB)—7.06%
Bonds, 3.00%, 09/22/14	9,000,000	9,609,960
5.75%, 01/18/22	16,000,000	16,656,837
Global Bonds, 1.38%, 06/25/13	7,000,000	7,114,607
Medium-Term Notes, 5.75%, 12/07/28	7,000,000	8,397,165

		41,778,569

Federal Home Loan Bank (FHLB)—2.81%
Unsec. Bonds, 5.45%, 04/15/11	3,246,727	3,307,736
Unsec. Global Bonds, 1.63%, 03/20/13	13,000,000	13,296,230

		16,603,966

Federal National Mortgage Association (FNMA)—5.99%
Sr. Unsec. Global Notes, 2.50%, 05/15/14	10,000,000	10,492,401
5.25%, 09/15/16	1,750,000	2,058,137
Unsec. Global Notes, 0.38%, 12/28/12	6,000,000	5,971,460
0.75%, 12/18/13	11,000,000	10,956,064
1.63%, 10/26/15	6,000,000	5,994,008

		35,472,070

Total U.S. Government Sponsored Agency Securities (Cost $90,336,045)		93,854,605

Foreign Sovereign Bonds—0.43%
Sovereign Debt—0.43%
Israel Government Agency for International Development (AID) Bond (Israel), Gtd. Bonds, 5.13%, 11/01/24 (Cost $2,217,401)	2,200,000	2,566,504

	Shares	Value
Money Market Funds—0.68%
Government & Agency Portfolio - Institutional Class (Cost $3,995,633) (e)	3,995,633	$3,995,633

TOTAL INVESTMENTS—101.83% (Cost $586,793,637)		602,554,246

OTHER ASSETS LESS LIABILITIES—(1.83)%		(10,836,503)

NET ASSETS—100.00%		$591,717,743

Investment Abbreviations:

Ctfs.	—	Certificates
Gtd.	—	Guaranteed
REMICs	—	Real Estate Mortgage Investment Conduits
Sr.	—	Senior
TBA	—	To Be Announced
Unsec.	—	Unsecured
Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2010 represented 1.04% of the Fund’s Net Assets.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2010.

(c)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1E.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Government Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco U.S. Government Fund

A.	Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
E.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
Invesco U.S. Government Fund

E. Dollar Roll and Forward Commitment Transactions — (continued)
     Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
     At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
     Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
F.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Invesco U.S. Government Fund

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended November 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$3,995,633	$—	$—	$3,995,633
U.S. Government Sponsored Securities	—	501,093,406	—	501,093,406
U.S. Treasury Securities	—	94,898,703	—	94,898,703
Foreign Government Debt Securities	—	2,566,504	—	2,566,504

	$3,995,633	$598,558,613	$—	$602,554,246

Futures*	523,207	—	—	523,207

Total Investments	$4,518,840	$598,558,613	$—	$603,077,453

*	Unrealized appreciation.
NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of November 30, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk Futures contracts(a)	$1,072,632	$(549,425)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.
Invesco U.S. Government Fund

Effect of Derivative Instruments for the nine months ended November 30, 2010
The table below summarizes the gains on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of
Operations
Futures *

Realized Gain Interest rate risk	$15,297,426
Change in Unrealized Appreciation (Depreciation) Interest rate risk	(867,610)

Total	$14,429,816

*	The average value of futures outstanding during the period was $129,072,665.

Open Futures Contracts
				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Treasury 5 Year Notes	223	March-2011/Long	$26,726,899	$79,661
U.S. Treasury 10 Year Notes	837	March-2011/Long	103,879,547	(398,385)
Ultra U.S. Treasury Bonds	377	March-2011/Long	49,811,125	850,385

Subtotal			$180,417,571	$531,661

U.S. Treasury 2 Year Notes	288	December-2010/Short	(63,234,000)	134,381
U.S. Treasury 30 Year Notes	83	March-2011/Short	(10,564,344)	(142,835)

Subtotal			$(73,798,344)	$(8,454)

Total			$106,619,227	$523,207

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2010 was $296,288,633 and $313,228,783, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $77,873,492 and $4,031,080, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$17,003,402
Aggregate unrealized (depreciation) of investment securities	(1,242,793)

Net unrealized appreciation of investment securities	$15,760,609

Cost of investments is the same for tax and financial statement purposes.
NOTE 5 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco U.S. Government Fund (the “Fund”) would acquire all of the assets and liabilities of Invesco Van Kampen Government Securities Fund (the “Target Fund”) in exchange for shares of the Fund. The Agreement requires approval of the Target Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco U.S. Government Fund

Invesco Van Kampen Core Plus Fixed Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us     VK-CPFI-QTR-1   11/10   Invesco Advisers, Inc.

Invesco Van Kampen Core Plus Fixed Income Fund
Schedule of Investments ■ November 30, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Corporate Bonds 39.3%
	Advertising 0.4%
$365	WPP Finance (United Kingdom)	8.000%	09/15/14	$429,606

	Aerospace & Defense 0.6%
145	Bombardier, Inc. (Canada) (a)	7.500	03/15/18	156,419
300	Bombardier, Inc. (Canada) (a)	7.750	03/15/20	326,250
145	Raytheon Co.	1.625	10/15/15	142,485

				625,154

	Airlines 0.7%
690	Delta Air Lines, Inc., Class A	6.200	07/02/18	740,888

	Alternative Carriers 0.3%
350	Intelsat Subsidiary Holding Co., Ltd. (Bermuda)	8.500	01/15/13	351,313

	Automotive Retail 0.4%
400	Advance Auto Parts, Inc.	5.750	05/01/20	432,500

	Brewers 0.9%
745	Anheuser-Busch InBev Worldwide, Inc.	3.000	10/15/12	770,626
125	Anheuser-Busch InBev Worldwide, Inc. (a)	5.375	11/15/14	139,929

				910,555

	Broadcasting 0.4%
255	CBS Corp.	8.875	05/15/19	327,376
50	COX Communications, Inc. (a)	8.375	03/01/39	65,445

				392,821

	Cable & Satellite 1.5%
350	Comcast Corp.	5.150	03/01/20	378,913
80	Comcast Corp.	6.450	03/15/37	86,192
20	Comcast Corp.	6.500	01/15/15	23,240
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Core Plus Fixed Income Fund
Schedule of Investments ■ November 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Cable & Satellite (continued)
$725	DirecTV Holdings LLC	7.625%	05/15/16	$808,375
355	Time Warner, Inc.	5.875	11/15/40	351,915

				1,648,635

	Casinos & Gaming 0.4%
390	MGM Mirage, Inc.	13.000	11/15/13	461,175

	Construction Materials 0.7%
420	CRH America, Inc.	6.000	09/30/16	466,748
225	Holcim US Finance Sarl & Cie SCS (Luxembourg) (a)	6.000	12/30/19	243,660

				710,408

	Consumer Finance 0.1%
155	SLM Corp.	5.000	10/01/13	154,031

	Department Stores 0.3%
205	Macy’s Retail Holdings, Inc.	5.350	03/15/12	211,663
70	Sears Holdings Corp. (a)	6.625	10/15/18	64,925

				276,588

	Diversified Banks 7.2%
420	Abbey National Treasury Services PLC (United Kingdom) (a)	3.875	11/10/14	429,454
500	Bank of Nova Scotia (Canada)	2.375	12/17/13	517,416
250	Barclays Bank PLC (United Kingdom)	5.140	10/14/20	230,064
650	Barclays Bank PLC (United Kingdom)	6.750	05/22/19	742,404
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Core Plus Fixed Income Fund
Schedule of Investments ■ November 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Diversified Banks (continued)
$190	Credit Suisse (Switzerland)	5.400%	01/14/20	$197,934
360	HBOS PLC (United Kingdom) (a)	6.750	05/21/18	347,493
475	HSBC Finance Corp.	5.500	01/19/16	532,843
15	HSBC Finance Corp.	6.375	10/15/11	15,719
725	Lloyds TSB Bank PLC (United Kingdom) (a)	5.800	01/13/20	724,748
575	Nordea Bank AB (Sweden) (a)	4.875	01/27/20	614,109
475	Royal Bank of Scotland PLC (United Kingdom)	3.400	08/23/13	482,955
700	Santander US Debt SA (Spain) (a)	3.724	01/20/15	706,174
420	Standard Chartered Bank (United Kingdom) (a)	6.400	09/26/17	464,217
425	Standard Chartered PLC (United Kingdom) (a)	3.850	04/27/15	442,336
505	US Bancorp	2.000	06/14/13	515,974
160	Vnesheconombank Via VEB Finance, Ltd. (Ireland) (a)	6.800	11/22/25	157,745
415	VTB Bank Via VTB Capital SA (Luxembourg) (a)	6.551	10/13/20	411,680

				7,533,265

	Diversified Capital Markets 0.8%
200	UBS AG Stamford Branch (Switzerland)	5.875	12/20/17	223,098
560	UBS AG Stamford CT (Switzerland)	3.875	01/15/15	588,720

				811,818

	Diversified Metals & Mining 1.9%
580	Anglo American Capital PLC (United Kingdom) (a)	9.375	04/08/19	795,808
260	Freeport-McMoRan Cooper & Gold, Inc.	8.375	04/01/17	289,819
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Core Plus Fixed Income Fund
Schedule of Investments ■ November 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Diversified Metals & Mining (continued)
$380	Rio Tinto Finance USA Ltd. (Australia)	9.000%	05/01/19	$522,037
150	Southern Copper Corp.	5.375	04/16/20	157,724
225	Southern Copper Corp.	6.750	04/16/40	242,347

				2,007,735

	Diversified REIT’s 0.7%
695	Qatari Diar Finance QSC (Qatar) (a)	5.000	07/21/20	715,868

	Drug Retail 0.6%
221	CVS Pass-Through Trust	6.036	12/10/28	230,737
288	CVS Pass-Through Trust (a)	8.353	07/10/31	358,047

				588,784

	Electric Utilities 0.4%
299	DCP Midstream LLC (a)	9.750	03/15/19	393,643

	Electronic Components 0.2%
85	Corning, Inc.	6.625	05/15/19	101,701
135	Corning, Inc.	7.250	08/15/36	156,361

				258,062

	Electronic Manufacturing Services 0.1%
70	Jabil Circuit, Inc.	5.625	12/15/20	68,950

	Food Retail 0.4%
450	Kroger Co.	5.400	07/15/40	441,602

	Health Care Equipment 0.5%
500	Boston Scientific Corp.	6.000	01/15/20	539,699

	Health Care Facilities 0.3%
300	HCA, Inc.	8.500	04/15/19	327,750

	Hotels, Resorts & Cruise Lines 0.1%
120	Hyatt Hotels Corp. (a)	6.875	08/15/19	133,445

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Core Plus Fixed Income Fund
Schedule of Investments ■ November 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Independent Power Producers & Energy Traders 0.3%
$295	NRG Energy, Inc.	8.500%	06/15/19	$300,900

	Industrial Conglomerates 1.3%
635	General Electric Capital Corp.	6.000	08/07/19	707,395
255	General Electric Co.	5.250	12/06/17	282,077
180	NBC Universal, Inc. (a)	2.100	04/01/14	181,272
170	NBC Universal, Inc. (a)	5.950	04/01/41	173,638

				1,344,382

	Integrated Telecommunication Services 1.6%
13	AT&T Corp.	8.000	11/15/31	16,839
435	AT&T, Inc. (a)	5.350	09/01/40	421,873
525	AT&T, Inc.	6.300	01/15/38	564,482
245	Qtel International Finance, Ltd. (Bermuda) (a)	3.375	10/14/16	238,755
305	Verizon Communications, Inc.	8.950	03/01/39	440,663

				1,682,612

	Investment Banking & Brokerage 1.4%
500	Goldman Sachs Group, Inc.	6.150	04/01/18	550,015
505	Macquarie Group Ltd. (Australia) (a)	6.000	01/14/20	528,161
450	Morgan Stanley	4.000	07/24/15	456,710

				1,534,886

	Life & Health Insurance 1.1%
425	Pacific LifeCorp, (a)	6.000	02/10/20	465,573
550	Prudential Financial, Inc.	4.750	09/17/15	593,859
130	Prudential Financial, Inc.	7.375	06/15/19	156,187

				1,215,619

	Life Sciences Tools & Services 0.4%
390	Life Technologies Corp.	6.000	03/01/20	432,945

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Core Plus Fixed Income Fund
Schedule of Investments ■ November 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Movies & Entertainment 0.3%
$285	Time Warner, Inc.	5.875%	11/15/16	$329,009

	Multi-Line Insurance 1.0%
280	American International Group, Inc.	3.650	01/15/14	279,913
730	AIG SunAmerica Global Financing VI (a)	6.300	05/10/11	744,783

				1,024,696

	Office REIT’s 0.7%
675	Digital Realty Trust LP (a)	4.500	07/15/15	694,298

	Oil & Gas Drilling 0.5%
485	Transocean, Inc. (Switzerland)	4.950	11/15/15	505,705

	Oil & Gas Exploration & Production 0.3%
315	Pemex Project Funding Master Trust	6.625	06/15/35	329,738

	Oil & Gas Storage & Transportation 0.9%
150	Enterprise Products Operating LLC	5.250	01/31/20	160,702
420	Enterprise Products Operating LLC	6.500	01/31/19	487,529
255	Texas Eastern Transmission LP	7.000	07/15/32	311,891

				960,122

	Other Diversified Financial Services 3.3%
250	Bank of America Corp.	3.700	09/01/15	247,232
130	Bank of America Corp.	5.650	05/01/18	133,736
220	Bank of America Corp.	7.625	06/01/19	251,632
115	Bear Stearns Co., Inc.	5.550	01/22/17	124,615
305	Bear Stearns Co., Inc.	7.250	02/01/18	369,307
205	Citigroup, Inc.	5.875	05/29/37	197,797
330	Citigroup, Inc.	6.125	05/15/18	361,437
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Core Plus Fixed Income Fund
Schedule of Investments ■ November 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Other Diversified Financial Services (continued)
$50	Citigroup, Inc.	8.125%	07/15/39	$61,005
305	Citigroup, Inc.	8.500	05/22/19	374,481
400	ERAC USA Finance LLC (a)	5.250	10/01/20	423,304
250	ERAC USA Finance LLC (a)	5.800	10/15/12	268,894
255	ING Bank NV (Netherlands) (a)	3.000	09/01/15	255,739
190	JPMorgan Chase & Co.	6.300	04/23/19	218,006
215	Merrill Lynch & Co., Inc.	6.110	01/29/37	196,938

				3,484,123

	Packaged Foods & Meats 1.2%
670	Grupo Bimbo SAB de CV (Mexico) (a)	4.875	06/30/20	689,132
460	Kraft Foods, Inc.	5.375	02/10/20	513,375
70	Kraft Foods, Inc.	7.000	08/11/37	84,222

				1,286,729

	Paper Products 0.3%
265	International Paper Co.	7.500	08/15/21	316,827

	Property & Casualty Insurance 0.0%
40	WR Berkley Corp.	5.375	09/15/20	40,663

	Railroads 0.3%
200	CSX Corp.	5.500	04/15/41	197,986
130	CSX Corp.	6.150	05/01/37	139,441

				337,427

	Regional Banks 1.3%
465	Nationwide Building Society (United Kingdom) (a)	6.250	02/25/20	506,468
330	PNC Funding Corp.	6.700	06/10/19	388,630
505	Regions Financial Corp.	5.750	06/15/15	474,700

				1,369,798

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Core Plus Fixed Income Fund
Schedule of Investments ■ November 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Retail REIT’s 0.5%
$500	WEA Finance LLC (a)	6.750%	09/02/19	$581,932

	Specialized Finance 0.5%
565	NASDAQ OMX Group, Inc.	5.550	01/15/20	586,368

	Specialized REIT’s 0.4%
450	Entertainment Properties Trust (a)	7.750	07/15/20	474,478

	Steel 0.8%
349	ArcelorMittal (Luxembourg)	9.850	06/01/19	443,098
310	Vale Overseas Ltd. (Cayman Islands)	5.625	09/15/19	336,137
110	Vale Overseas Ltd. (Cayman Islands)	6.875	11/10/39	121,705

				900,940

	Wireless Telecommunication Services 1.0%
680	Sable International Finance Ltd. (Cayman Islands) (a)	7.750	02/15/17	708,269
310	SBA Telecommunications, Inc.	8.250	08/15/19	341,000

				1,049,269

	Total Corporate Bonds 39.3%			41,737,761

	Mortgage Backed Securities 36.5%
2,110	Federal Home Loan Mortgage Corp., December (b)	4.500	TBA	2,191,433
5,300	Federal Home Loan Mortgage Corp., December (b)	5.000	TBA	5,603,096
3,993	Federal Home Loan Mortgage Corp.	5.500	04/01/37	4,308,247
1,850	Federal Home Loan Mortgage Corp., December (b)	6.000	TBA	2,006,094
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Core Plus Fixed Income Fund
Schedule of Investments ■ November 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$1,399	Federal Home Loan Mortgage Corp.	6.500%	09/01/36	$1,561,627
236	Federal Home Loan Mortgage Corp.	7.500	05/01/35	272,907
135	Federal Home Loan Mortgage Corp.	8.000	08/01/32	158,616
161	Federal Home Loan Mortgage Corp.	8.500	08/01/31	192,418
1,000	Federal National Mortgage Association, December (b)	3.500	TBA	1,022,969
4,095	Federal National Mortgage Association, December (b)	4.000	TBA	4,186,117
3,250	Federal National Mortgage Association, December (b)	5.000	TBA	3,446,524
3,448	Federal National Mortgage Association	5.500	08/01/38	3,716,000
3,000	Federal National Mortgage Association, December (b)	6.000	TBA	3,264,846
260	Federal National Mortgage Association	6.500	12/01/31 to 10/01/32	293,963
1,875	Federal National Mortgage Association, December (b)	6.500	TBA	2,080,373
8	Federal National Mortgage Association	7.000	07/01/29 to 06/01/32	9,540
400	Federal National Mortgage Association	7.500	03/01/21 to 08/01/37	459,644
293	Federal National Mortgage Association	8.000	04/01/33	346,293
271	Federal National Mortgage Association	8.500	10/01/32	321,626
94	Federal National Mortgage Association	9.500	04/01/30	112,442
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Core Plus Fixed Income Fund
Schedule of Investments ■ November 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$2,925	Government National Mortgage Association, December (b)	4.500%	TBA	$3,073,078
147	Government National Mortgage Association	8.000	01/15/26 to 11/15/29	172,886
43	Government National Mortgage Association	9.000	07/15/24 to 10/15/24	51,265

	Total Mortgage Backed Securities 36.5%			38,852,004

	United States Government Agencies & Obligations 23.9%
2,740	Federal Home Loan Mortgage Corp.	5.500	08/23/17	3,272,405
1,080	Federal Home Loan Mortgage Corp.	6.250	07/15/32	1,386,636
118	Federal National Mortgage Association (REMIC) (d)	6.000	07/25/33	22,211
51	Federal National Mortgage Association (REMIC) (d)	7.000	05/25/33	10,231
7,350	United States Treasury Bond	7.500	11/15/24	10,763,156
1,950	United States Treasury Bond	7.875	02/15/21	2,835,422
625	United States Treasury Note	2.125	11/30/14	650,586
1,875	United States Treasury Note	2.375	10/31/14	1,969,922
4,300	United States Treasury Note	2.625	07/31/14	4,556,656

	Total United States Government Agencies & Obligations 23.9%			25,467,225

	Collateralized Mortgage Obligations 6.9%
16	American Home Mortgage Assets (c)	0.563	10/25/46	178
1,705	Banc of America Mortgage Securities, Inc. (c)	1.153	01/25/36	1,409,268
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Core Plus Fixed Income Fund
Schedule of Investments ■ November 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$1,820	Countrywide Home Loan Mortgage Pass Through Trust, Class A	6.000%	08/25/37	$1,476,327
849	First Horizon Alternative Mortgage Securities	5.000	11/25/20	871,100
795	First Horizon Alternative Mortgage Securities, Class A3, Ser 2006	6.250	08/25/36	641,428
72	Harborview Mortgage Loan Trust (c)	0.703	06/20/35	51,053
925	Lehman Mortgage Trust	5.500	02/25/36	863,885
468	MASTR Adjustable Rate Mortgages Trust (c)	1.293	04/25/46	18,528
1,100	Structured Adjustable Rate Mortgage Loan Trust (c)	5.520	04/25/47	690,221
1,118	SunTrust Alternative Loan Trust	6.000	12/25/35	897,781
525	WaMu Mortgage Pass Through Certificates (c)	2.772	09/25/35	428,734

	Total Collateralized Mortgage Obligations 6.9%			7,348,503

	Adjustable Rate Mortgage Backed Securities 4.5%
1,035	Federal Home Loan Mortgage Corp. (c)	5.504	05/01/37	1,099,134
786	Federal Home Loan Mortgage Corp. (c)	5.938	12/01/36	833,997
272	Federal Home Loan Mortgage Corp. (c)	6.050	02/01/37	288,729
1,255	Federal National Mortgage Association (c)	2.554	05/01/35	1,314,251
651	Federal National Mortgage Association (c)	5.672	01/01/37	691,566
347	Federal National Mortgage Association (c)	5.737	03/01/38	368,819
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Core Plus Fixed Income Fund
Schedule of Investments ■ November 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Adjustable Rate Mortgage Backed Securities (continued)
$148	Government National Mortgage Association II (c)	3.375%	01/20/25 to 06/20/25	$153,225

	Total Adjustable Rate Mortgage Backed Securities 4.5%			4,749,721

	Commercial Mortgage Backed Securities 2.7%
625	Citigroup Commercial Mortgage Trust (c)	5.919	03/15/49	680,272
900	JP Morgan Chase Commercial Mortgage Securities Corp.	5.336	05/15/47	940,279
845	LB-UBS Commercial Mortgage Trust	5.156	02/15/31	907,654
300	LB-UBS Commercial Mortgage Trust, Class A3	5.347	11/15/38	317,670

	Total Commercial Mortgage Backed Securities 2.7%			2,845,875

	Municipal Bonds 2.6% California 0.3%
300	California St Taxable Var Purp 3	5.950	04/01/16	330,567

	Georgia 0.8%
295	Municipal Elec Auth GA Build America Bonds	6.637	04/01/57	294,543
550	Municipal Elec Auth GA Build America Bonds	6.655	04/01/57	543,163

				837,706

	Illinois 0.3%
345	Illinois St Toll Hwy Auth Toll Hwy Rev Build America Bonds Direct Pmt Taxable Sr Priority	6.184	01/01/34	349,826

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Core Plus Fixed Income Fund
Schedule of Investments ■ November 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey 0.4%
$485	New Jersey St Transn Tr Fd Auth Build America Bonds Taxable, Ser. C	5.754%	12/15/28	$475,606

	New York 0.8%
285	New York Build America Bonds	5.968	03/01/36	287,460
520	New York, NY City Muni Fin Auth Wtr & Swr Rev Build America Bonds	5.724	06/15/42	518,778

				806,238

	Total Municipal Bonds 2.6%			2,799,943

	Asset Backed Securities 1.4%
363	ARI Fleet Lease Trust (a)(c)	1.703	08/15/18	366,424
460	Capital One Multi-Asset Execution Trust, Class C (c)	0.543	03/17/14	456,968
43	Countrywide Asset-Backed Certificates (c)	0.453	07/25/34	37,105
350	Countrywide Asset-Backed Certificates (c)	0.933	06/25/33	218,028
494	Provident Bank Home Equity Loan Trust (c)	0.793	08/25/31	255,486
41	Renaissance Home Equity Loan Trust (c)	0.363	06/25/37	40,205
42	Specialty Underwriting & Residential Finance (c)	0.523	05/25/35	35,991
59	Structured Asset Investment Loan Trust (c)	0.993	11/25/33	54,378

	Total Asset Backed Securities 1.4%			1,464,585

Total Long-Term Investments 117.8% (Cost $119,783,952)				125,265,617

Money Market Funds 4.8%
Liquid Assets Portfolio-Institutional Class (e)				2,568,746
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Core Plus Fixed Income Fund
Schedule of Investments ■ November 30, 2010 (Unaudited) continued

Description	Value

Money Market Funds (continued)
Premier Portfolio-Institutional Class (e)	$2,568,746

Total Money Market Funds 4.8% (Cost $5,137,492)	5,137,492
United States Government Agency Obligations 2.3%
United States Treasury Bill ($500,000 par, yielding 0.172%, 04/28/11 maturity)	499,639
United States Treasury Bill ($2,000,000 par, yielding 0.254%, 02/10/11 maturity)	1,999,448

Total United States Government Agency Obligations 2.3% (Cost $2,498,664)	2,499,087
Total Investments 124.9% (Cost $127,420,108)	132,902,196
Foreign Currency 0.0% (Cost $22,943)	25,950
Liabilities in Excess of Other Assets (24.9%)	(26,529,395)

Net Assets 100.0%	$106,398,751

Investment Abbreviations:

REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduits
TBA	—	To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.
Notes to Schedule of Investments:

Percentages are calculated as a percentage of net assets.

(a)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)	Security purchased on a when-issued, delayed delivery or forward commitment basis.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2010.
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Core Plus Fixed Income Fund
Schedule of Investments ■ November 30, 2010 (Unaudited) continued

(d)	IO — Interest Only

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
Futures contracts outstanding as of November 30, 2010:

		Unrealized
	Number of	Appreciation/
	Contracts	Depreciation
Long Contracts:
U.S. Treasury Note 5-Year Futures, March 2011 (Current Notional Value of $119,852 per contract)	189	$61,618

Short Contracts:
U.S. Treasury Bond 30-Year Futures, March 2011 (Current Notional Value of $127,281 per contract)	56	(10,618)
U.S. Treasury Note 10-Year Futures, March 2011 (Current Notional Value of $124,109 per contract)	241	(111,591)

Total Short Contracts:	297	(122,209)
Total Futures Contracts	486	$(60,591)

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Core Plus Fixed Income Fund
Schedule of Investments ■ November 30, 2010 (Unaudited)
Security Valuation — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and

Invesco Van Kampen Core Plus Fixed Income Fund
Schedule of Investments ■ November 30, 2010 (Unaudited) continued
foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements — Generally Accepted Accounting Principals (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participant may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factor market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund’s investments carried at value.

Invesco Van Kampen Core Plus Fixed Income Fund
Schedule of Investments ■ November 30, 2010 (Unaudited) continued

	Level 1	Level 2	Level 3	Total

Investments in an Asset Position
Corporate Bonds	$—	$41,737,761	$—	$41,737,761
Mortgage Backed Securities	—	38,852,004	—	38,852,004
United States Government Agencies & Obligations	—	27,966,312	—	27,966,312
Collateralized Mortgage Obligations	—	7,348,503	—	7,348,503
Adjustable Rate Mortgage Backed Securities	—	4,749,721	—	4,749,721
Commercial Mortgage Backed Securities	—	2,845,875	—	2,845,875
Municipal Bonds	—	2,799,943	—	2,799,943
Asset Backed Securities	—	1,464,585	—	1,464,585
Money Market Funds	5,137,492	—	—	5,137,492
Futures	61,618	—	—	61,618

Total Investments in an Asset Position	$5,199,110	$127,764,704	$—	$132,963,814

Investments in a Liability Position
Futures	$(122,209)	$—	$—	$(122,209)

Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$6,089,524
Aggregate unrealized (depreciation) of investment securities	(902,088)

Net unrealized appreciation of investment securities	$5,187,436

Cost of investments for tax purposes is $127,714,760.
Significant Event
Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Core Plus Bond Fund (the

Invesco Van Kampen Core Plus Fixed Income Fund
Schedule of Investments ■ November 30, 2010 (Unaudited) continued
“Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.

Invesco Van Kampen Corporate Bond Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us     VK-CBD-QTR-1 11/10     Invesco Advisers, Inc.

Schedule of Investments
November 30, 2010
(Unaudited)

	Principal
	Amount	Value
Bonds & Notes—96.17%(a)
Advertising—0.64%
WPP Finance (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.00%, 09/15/14	$3,830,000	$4,507,916

Aerospace & Defense—0.40%
Bombardier Inc. (Canada), Sr. Notes, 7.50%, 03/15/18(b)	855,000	922,331
7.75%, 03/15/20(b)	1,715,000	1,865,063

		2,787,394

Agricultural Products—0.76%
Cargill Inc., Sr. Unsec. Notes, 5.60%, 09/15/12(b)	2,000,000	2,153,605
Corn Products International Inc., Sr. Unsec. Notes, 3.20%, 11/01/15	2,000,000	2,048,260
Corn Products International, Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	1,045,000	1,122,346

		5,324,211

Airlines—1.09%
America West Airlines LLC-Series 2001-1, Sec. Pass Through Ctfs., 7.10%, 04/02/21	1,372,960	1,393,555
Continental Airlines Inc.-Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	2,560,000	2,598,400
Delta Air Lines, Inc., Series 2010-1, Class A, Sec. Pass Through Ctfs., 6.20%, 07/02/18	1,830,000	1,964,962
Series 2010-2, Class A, Sec. Pass Through Ctfs., 4.95%, 05/23/19	1,640,000	1,674,850

		7,631,767

Alternative Carriers—0.14%
Intelsat Subsidiary Holding Co. Ltd. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/13	975,000	978,656

Automobile Manufacturers—0.91%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 09/01/13	4,000,000	4,300,000
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 6.63%, 08/15/17	2,000,000	2,060,000

		6,360,000

	Principal
	Amount	Value
Automotive Retail—1.44%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	$4,830,000	$5,222,437
AutoNation Inc., Sr. Unsec. Gtd. Notes, 6.75%, 04/15/18	2,115,000	2,162,588
AutoZone, Inc., Sr. Unsec. Global Notes, 6.50%, 01/15/14	2,350,000	2,659,558

		10,044,583

Brewers—1.20%
Anheuser-Busch InBev Worldwide Inc., Sr. Unsec. Gtd. Global Notes, 2.50%, 03/26/13	4,000,000	4,116,234
Sr. Unsec. Gtd. Notes, 6.88%, 11/15/19(b)	1,350,000	1,671,540
8.20%, 01/15/39(b)	280,000	394,369
FBG Financial Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.13%, 06/15/15(b)	2,000,000	2,207,487

		8,389,630

Broadcasting—1.20%
CBS Corp., Sr. Unsec. Gtd. Global, 8.88%, 05/15/19	2,175,000	2,792,328
COX Communications Inc., Sr. Unsec. Global Bonds, 8.38%, 03/01/39(b)	1,140,000	1,492,145
Discovery Communications LLC, Sr. Unsec Global Notes, 3.70%, 06/01/15	3,000,000	3,169,318
Grupo Televisa SA (Mexico), Unsec. Global Notes, 6.00%, 05/15/18	827,000	930,686

		8,384,477

Cable & Satellite—4.18%
Cablevision Systems Corp., Sr. Unsec. Notes, 7.75%, 04/15/18	1,115,000	1,181,900
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 6.50%, 01/15/15	4,425,000	5,141,845
5.70%, 05/15/18	2,005,000	2,276,678
Sr. Unsec. Gtd. Notes, 5.15%, 03/01/20	1,050,000	1,136,740
6.45%, 03/15/37	1,885,000	2,030,905
Unsec. Gtd. Unsub. Global Bonds, 6.40%, 05/15/38	1,100,000	1,179,242
CSC Holdings LLC, Sr. Unsec. Notes, 7.63%, 07/15/18	1,020,000	1,116,900
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	7,090,000	7,905,350
Time Warner Cable Inc., Sr. Unsec. Notes,
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value
Cable & Satellite—(continued)
5.88%, 11/15/40	$2,540,000	$2,517,923
Sr. Unsec. Gtd. Global Notes, 8.75%, 02/14/19	1,410,000	1,833,101
Sr. Unsec. Gtd. Notes, 8.25%, 04/01/19	1,270,000	1,615,259
6.75%, 06/15/39	1,155,000	1,277,807

		29,213,650

Coal & Consumable Fuels—0.23%
Arch Coal Inc., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/20	1,500,000	1,612,500

Communications Equipment—0.11%
Corning, Inc., Sr. Unsec. Notes, 6.63%, 05/15/19	665,000	795,659

Construction Materials—0.86%
CRH America Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 09/30/16	2,245,000	2,494,877
Sr. Unsec. Notes, 8.13%, 07/15/18	1,395,000	1,671,213
Holcim U.S. Finance Sarl & Cie SCS (Switzerland), Sr. Unsec. Gtd. Notes, 6.00%, 12/30/19(b)	1,685,000	1,824,744

		5,990,834

Consumer Finance—2.35%
American Express Credit Corp.- Series C, Sr. Unsec. Medium- Term Global Notes, 7.30%, 08/20/13	5,480,000	6,210,688
Capital One Capital VI, Jr. Ltd. Gtd. Sub., 8.88%, 05/15/40	2,000,000	2,107,500
Captial One Bank USA NA, Sub. Notes, 8.80%, 07/15/19	2,400,000	3,007,350
Ford Motor Credit Co. LLC, Sr. Unsec. Gtd. Notes, 7.00%, 04/15/15	1,570,000	1,664,200
SLM Corp., Sr. Unsec. Medium-Term Notes, 8.00%, 03/25/20	1,475,000	1,478,232
Series A, Sr. Unsec. Gtd. Medium-Term Notes, 5.00%, 10/01/13	1,995,000	1,982,534

		16,450,504

Department Stores—0.43%
Macy’s Retail Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.35%, 03/15/12	2,470,000	2,550,275
Sears Holdings Corp., Sr. Unsec. Notes, 6.63%, 10/15/18(b)	510,000	473,025

		3,023,300

Diversified Banks—10.39%
Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 6.75%, 05/22/19	4,820,000	5,505,211
Unsec. Sub. Global Notes, 5.14%, 10/14/20	1,800,000	1,656,463

	Principal
	Amount	Value
Diversified Banks—(continued)
Unsec. Sub. Notes, 6.05%, 12/04/17(b)	$1,210,000	$1,275,817
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA (Netherlands), Sr. Unsec. Variable Rate Notes, 11.00%, 12/29/49(b)(c)	760,000	994,559
Credit Agricole SA (France), Jr. Unsec. Sub. Variable Rate Notes, 8.38%, 12/13/49(b)(c)	4,400,000	4,679,963
Credit Suisse AG (Switzerland), Sub. Global Medium-Term Notes, 5.40%, 01/14/20	1,810,000	1,885,584
Unsec. Sub. Global Notes, 6.00%, 02/15/18	860,000	946,899
Groupe BPCE S.A. (France), Sr. Unsec. Notes, 2.38%, 10/04/13(b)	2,640,000	2,652,020
Hana Bank (South Korea), Sr. Notes, 4.50%, 10/30/15(b)	4,015,000	4,156,084
HSBC Bank PLC (United Kingdom), Sr. Unsec. Notes, 1.63%, 08/12/13(b)	2,500,000	2,512,400
4.13%, 08/12/20(b)	3,245,000	3,310,845
HSBC Bank USA N.A., Sr. Unsec. Global Notes, 4.88%, 08/24/20	375,000	386,240
HSBC Finance Corp., Sr. Unsec. Global Notes, 5.50%, 01/19/16	3,975,000	4,459,057
ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 09/01/15(b)	1,755,000	1,760,088
Korea Development Bank (South Korea), Jr. Sub. Gtd. Global Notes, 4.38%, 08/10/15	4,315,000	4,552,099
Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec. Medium- Term Notes, 6.50%, 09/14/20	3,980,000	3,785,765
National Agricultural Cooperative Federation (South Korea), Sr. Unsec. Notes, 4.25%, 01/28/16(b)	2,290,000	2,330,603
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 6.40%, 10/21/19	2,880,000	2,910,517
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	3,735,000	3,858,803
Santander US Debt SA Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(b)	3,000,000	3,026,459
Standard Chartered Bank (United Kingdom), Sr. Unsec. Notes, 6.40%, 09/26/17(b)	2,900,000	3,205,311
Standard Chartered PLC (United Kingdom), Unsec. Sub. Notes, 3.85%, 04/27/15(b)	1,095,000	1,139,666
US Bancorp, Sr. Unsec. Notes, 2.00%, 06/14/13	2,250,000	2,298,894
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value
Diversified Banks—(continued)
Vnesheconombank Via VEB Finance Ltd (Russia), Gtd. Bonds, 6.80%, 11/22/25(b)	$2,500,000	$2,464,758
VTB Bank Via VTB Capital S.A. (Luxembourg), Sr. Unsec. Notes, 6.55%, 10/13/20(b)	2,905,000	2,881,759
Wells Fargo Bank NA, Sr. Unsec. Notes, 4.75%, 02/09/15	3,796,000	4,085,354

		72,721,218

Diversified Capital Markets—1.40%
Credit Suisse New York (Switzerland), Sr. Unsec. Medium-Term Global Notes, 5.30%, 08/13/19	3,250,000	3,506,419
Sr. Unsec. Medium-Term Notes, 4.38%, 08/05/20	2,500,000	2,487,338
UBS AG (Switzerland), Sr. Unsec. Gtd. Medium-Term Notes, 5.88%, 12/20/17	3,395,000	3,787,089

		9,780,846

Diversified Metals & Mining—2.24%
Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/19(b)	3,260,000	4,472,990
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Bonds, 8.38%, 04/01/17	2,220,000	2,474,606
Rio Tinto Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 9.00%, 05/01/19	2,470,000	3,393,243
Southern Copper Corp., Sr. Unsec. Global Notes, 5.38%, 04/16/20	885,000	930,571
6.75%, 04/16/40	1,305,000	1,405,609
Teck Resources Ltd. (Canada), Unsec. Sub. Global Notes, 10.25%, 05/15/16	789,000	980,333
Vale Overseas Ltd., 6.88%, 11/21/36	1,815,000	2,035,015

		15,692,367

Diversified REIT’s—0.28%
Qatari Diar Finance QSC (Mult. Countries), Sr. Unsec. Gtd. Notes, 5.00%, 07/21/20(b)	1,900,000	1,957,049

Drug Retail—0.73%
CVS Caremark Corp., Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	3,847,543	4,011,995
Sec. Pass Through Ctfs., 8.35%, 07/10/31(b)	864,985	1,074,141

		5,086,136

Electric Utilities—3.55%
DCP Midstream LLC, Notes, 9.70%, 12/01/13(b)	2,000,000	2,418,978

	Principal
	Amount	Value
Electric Utilities—(continued)
Sr. Unsec. Notes, 9.75%, 03/15/19(b)	$2,005,000	$2,639,644
Enel Finance International S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 5.70%, 01/15/13(b)	2,500,000	2,696,343
Entergy Gulf States Louisiana LLC, Sec., 5.59%, 10/01/24	2,425,000	2,716,618
Ohio Power Co.-Series M, Sr. Unsec. Gtd. Notes, 5.38%, 10/01/21	1,250,000	1,395,430
Progress Energy Inc., Sr. Unsec. Bonds, 7.05%, 03/15/19	1,330,000	1,632,652
Sr. Unsec. Gtd. Notes, 6.85%, 04/15/12	2,000,000	2,162,059
Southern Company, Sr. Unsec. Notes, 2.38%, 09/15/15	1,300,000	1,313,776
Southern Power Co.-Series D, Sr. Unsec. Global Notes, 4.88%, 07/15/15	3,266,000	3,629,084
Spectra Energy Capital LLC, Sr. Sec. Notes, 8.00%, 10/01/19	1,000,000	1,259,223
Virginia Electric and Power Co., Sr. Unsec. Notes, 8.88%, 11/15/38	2,045,000	2,978,940

		24,842,747

Electronic Components—0.30%
Corning, Inc., Sr. Unsec. Notes, 7.25%, 08/15/36	1,800,000	2,084,817

Electronic Manufacturing Services—0.07%
Jabil Circuit, Inc., Sec. Notes, 5.63%, 12/15/20	500,000	492,500

Environmental & Facilities Services—0.35%
Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	2,210,000	2,420,999

Food Retail—1.15%
Kroger Co. (The), Sr. Unsec. Gtd. Notes, 5.40%, 07/15/40	1,200,000	1,177,604
Safeway, Inc., Sr. Unsec. Global Notes, 3.95%, 08/15/20	4,000,000	3,909,330
SUPERVALU Inc., Unsec. Sub. Medium-Term Notes, 7.50%, 11/15/14	3,000,000	2,992,500

		8,079,434

Gold—0.53%
Gold Fields Orogen Holding BVI Ltd. (Mali), Sr. Unsec. Notes, 4.88%, 10/07/20(b)	3,800,000	3,739,631

Health Care Equipment—1.22%
Boston Scientific Corp., Sr. Unsec. Notes, 6.00%, 01/15/20	5,265,000	5,683,034
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value
Health Care Equipment—(continued)
CareFusion Corp., Sr. Unsec. Global Notes, 4.13%, 08/01/12	$2,715,000	$2,834,729

		8,517,763

Health Care Facilities—0.14%
HCA Inc., Unsec. Sub. Notes, 8.50%, 04/15/19	900,000	983,250

Health Care Services—0.11%
Laboratory Corp. of America Holdings, Sr. Unsec. Gtd., 3.13%, 05/15/16	745,000	752,476

Home Improvement Retail—0.38%
Lowes Companies Inc., Sr. Unsec. Notes, 3.75%, 04/15/21	2,655,000	2,677,499

Hotels, Resorts & Cruise Lines—0.67%
Hyatt Hotels Corp., Sr. Unsec. Notes, 6.88%, 08/15/19(b)	575,000	639,422
Wyndham Worldwide Corp., Sr. Unsec. Global Notes, 6.00%, 12/01/16	3,855,000	4,027,270

		4,666,692

Household Products—0.29%
Altria Group Inc., Sr. Unsec. Gtd. Notes, 10.20%, 02/06/39	1,400,000	2,037,002

Housewares & Specialties—0.21%
Fortune Brands Inc., Sr. Unsec. Gtd. Notes, 6.38%, 06/15/14	1,370,000	1,484,744

Independent Power Producers & Energy Traders—0.83%
AES Corp. (The), Sr. Unsec. Global Notes, 8.00%, 06/01/20	4,080,000	4,314,600
Indianapolis Power & Light Co., Sr. Unsec. Notes, 6.30%, 07/01/13(b)	560,000	620,697
NRG Energy, Inc., Sr. Unsec. Notes, 8.50%, 06/15/19	885,000	902,700

		5,837,997

Industrial Conglomerates—4.19%
General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes, 5.63%, 05/01/18	9,395,000	10,347,905
5.88%, 01/14/38	5,150,000	5,128,170
Series G, Sr. Unsec. Medium-Term Notes, 6.00%, 08/07/19	3,050,000	3,397,726
Hutchison Whampoa International Ltd. (Cayman Islands), Sr. Unsec. Gtd. Variable Rate Notes, 6.00%, 12/29/49(b)(c)	5,320,000	5,268,591
Sr. Unsec. Notes, 4.63%, 09/11/15(b)	2,465,000	2,651,955
NBC Universal, Inc., Jr. Unsec. Sub., 2.10%, 04/01/14(b)	1,275,000	1,284,012

	Principal
	Amount	Value
Industrial Conglomerates—(continued) Unsec. Sub., 5.95%, 04/01/41(b)	$1,210,000	$1,235,894

		29,314,253

Insurance Brokers—0.29%
AON Corp., Sr. Unsec. Notes, 3.50%, 09/30/15	2,000,000	2,035,505

Integrated Oil & Gas—0.69%
Hess Corp., Sr. Unsec. Global Notes, 6.00%, 01/15/40	1,520,000	1,618,071
Lukoil International Finance B.V. (Netherlands), Sr. Unsec. Notes, 6.13%, 11/09/20(b)	3,220,000	3,209,473

		4,827,544

Integrated Telecommunication Services—3.88%
AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	206,000	266,837
AT&T, Inc., Sr. Unsec. Global Notes, 6.15%, 09/15/34	6,505,000	6,842,869
6.30%, 01/15/38	1,240,000	1,333,252
CenturyLink Inc., Sr. Unsec. Notes, 6.15%, 09/15/19	1,090,000	1,145,403
Deutsche Telekom International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	1,735,000	2,350,980
Sr. Unsec. Gtd. Global Notes, 6.00%, 07/08/19	405,000	473,414
Sr. Unsec. Gtd. Notes, 6.75%, 08/20/18	905,000	1,110,871
Frontier Communications Corp., Sr. Unsec. Global Notes, 8.50%, 04/15/20	2,635,000	2,918,262
Qtel International Finance Ltd. (Bermuda), Sec. Notes, 4.75%, 02/16/21(b)	850,000	813,000
Sr. Unsec. Gtd. Notes, 3.38%, 10/14/16(b)	1,755,000	1,710,266
Qwest Corp., Sr. Unsec. Notes, 6.88%, 09/15/33	780,000	772,200
Verizon Communications, Inc., Jr. Gtd. Sub. Global Notes, 6.40%, 02/15/38	1,450,000	1,628,314
Sr. Unsec. Global Notes, 8.95%, 03/01/39	3,980,000	5,750,294

		27,115,962

Internet Retail—0.79%
Expedia, Inc., Sr. Unsec. Notes, 5.95%, 08/15/20(b)	5,365,000	5,500,353

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value
Investment Banking & Brokerage—5.78%
Charles Schwab Corp. (The), Sr. Unsec. Notes, 4.45%, 07/22/20	$3,040,000	$3,165,281
Goldman Sachs Group Inc. (The), Sr. Unsec. Global Notes, 3.70%, 08/01/15	1,725,000	1,763,676
6.75%, 10/01/37	4,785,000	4,840,970
Unsec. Sub. Global Notes, 6.15%, 04/01/18	9,180,000	10,098,266
Jefferies Group Inc., Sr. Unsec. Notes, 6.88%, 04/15/21	3,510,000	3,755,221
Macquarie Group Ltd. (Australia), Sr. Gtd. Unsec. Notes, 6.00%, 01/14/20(b)	4,145,000	4,335,107
Sr. Unsec. Gtd. Notes, 7.63%, 08/13/19(b)	1,860,000	2,166,910
Morgan Stanley, Sr. Unsec. Global Notes, 4.00%, 07/24/15	3,990,000	4,049,497
Sr. Unsec. Notes, 3.45%, 11/02/15	5,000,000	4,911,501
Schwab Capital Trust I, Sr. Unsec. Variable Rate Notes, 7.50%, 11/15/37(c)	1,265,000	1,326,403

		40,412,832

Life & Health Insurance—3.78%
Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	2,525,000	2,670,597
Aflac Inc., Sr. Unsec. Notes, 8.50%, 05/15/19	2,005,000	2,535,099
6.45%, 08/15/40	870,000	891,259
Farmers Insurance Exchange, Sr. Unsec. Gtd. Medium-Term Notes, 8.63%, 05/01/24(b)	1,966,000	2,257,754
MetLife Inc., Jr. Sub. Global Notes, 10.75%, 08/01/39	2,935,000	3,962,250
MetLife, Inc, Sec. Global Notes, 4.75%, 02/08/21	640,000	668,857
Sr. Unsec. Global Notes, 5.88%, 02/06/41	865,000	901,966
MetLife, Inc., Sr. Sec. Global Bonds, 2.38%, 02/06/14	890,000	900,079
MetlLife, Inc., Sr. Unsec. Gtd. Notes, 6.82%, 08/15/18	605,000	721,329
Pacific LifeCorp., Sr. Unsec. Gtd. Notes, 6.00%, 02/10/20(b)	4,250,000	4,655,733
Prudential Financial Inc., Sr. Unsec. Gtd. Notes, 6.20%, 11/15/40	1,500,000	1,537,687
Series D, Sr. Unsec. Medium-Term Notes, 4.75%, 09/17/15	2,940,000	3,174,444
6.63%, 12/01/37	1,420,000	1,556,423

		26,433,477

	Principal
	Amount	Value
Life Sciences Tools & Services— 0.37%
Life Technologies Corp., Sr. Unsec. Notes, 6.00%, 03/01/20	$2,320,000	$2,575,470

Managed Health Care—0.16%
UnitedHealth Group Inc., Sec. Notes, 3.88%, 10/15/20	1,170,000	1,152,463

Movies & Entertainment—1.06%
News America Inc., Sr. Unsec. Gtd. Global Notes, 6.40%, 12/15/35	1,055,000	1,145,726
6.65%, 11/15/37	2,525,000	2,815,915
Time Warner Cable Inc., Sr. Global Notes, 6.75%, 07/01/18	2,695,000	3,212,073
Time Warner Inc., Sr. Notes, 6.50%, 11/15/36	225,000	247,002

		7,420,716

Multi-Line Insurance—1.72%
AIG SunAmerica Global Financing VI, Sr. Sec. Notes, 6.30%, 05/10/11(b)	3,800,000	3,876,950
American Financial Group Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	3,920,000	4,821,518
American International Group Inc., Sr. Unsec. Global Notes, 3.65%, 01/15/14	1,865,000	1,864,422
8.25%, 08/15/18	1,295,000	1,473,063

		12,035,953

Multi-Utilities—0.94%
CMS Energy Corp., Sr. Unsec. Notes, 6.30%, 02/01/12	1,405,000	1,464,712
6.25%, 02/01/20	2,470,000	2,605,850
Consumers Energy Co., Sr. Sec. Bonds, 5.80%, 09/15/35	570,000	615,696
Dominion Resources Inc., Sr. Unsec. Notes, 7.00%, 06/15/38	1,520,000	1,885,902

		6,572,160

Office REIT’s—0.23%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Notes, 4.50%, 07/15/15(b)	1,540,000	1,584,029

Oil & Gas Drilling—0.80%
Transocean Inc. (Cayman Islands), Sr. Unsec. Global Notes, 4.95%, 11/15/15	5,385,000	5,614,895

Oil & Gas Exploration & Production— 3.98%
Anadarko Petroleum Corp., Sr. Unsec. Notes, 6.38%, 09/15/17	3,810,000	4,120,078
8.70%, 03/15/19	2,200,000	2,711,986
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value
Oil & Gas Exploration & Production—(continued)
Chesapeake Energy Corp., Sr. Unsec. Gtd. Notes, 7.63%, 07/15/13	$1,990,000	$2,166,612
Empresa Nacional del Petroleo (Chile), Sr. Unsec. Gtd. Notes, 5.25%, 08/10/20(b)	1,270,000	1,296,249
Encana Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 02/01/38	3,450,000	3,858,794
EOG Resources Inc., Sr. Unsec. Notes, 4.10%, 02/01/21	3,520,000	3,529,002
Gazprom Via Gaz Capital SA (Luxembourg), Sr. Unsec. Gtd. Notes, 6.51%, 03/07/22(b)	1,010,000	1,015,050
Newfield Exploration Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/15/18	1,115,000	1,173,537
Pemex Project Funding Master Trust, Sr. Unsec. Global Bonds, 6.63%, 06/15/35	2,205,000	2,308,165
Petroleos Mexicanos (Mexico), Sr. Unsec. Global Notes, 5.50%, 01/21/21	2,200,000	2,290,022
Pioneer Natural Resources Co., Sr. Sec. Notes, 6.65%, 03/15/17	540,000	580,232
Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 7.63%, 06/01/18	1,225,000	1,272,469
Range Resources Corp., Sr. Unsec. Notes, 7.50%, 05/15/16	1,500,000	1,558,125

		27,880,321

Oil & Gas Storage & Transportation—2.93%
Enterprise Products Operating LLC, Sr. Unsec. Global Notes, 5.60%, 10/15/14	2,710,000	3,039,663
5.25%, 01/31/20	915,000	980,281
Sr. Unsec. Notes, 6.45%, 09/01/40	3,000,000	3,260,964
Kinder Morgan Finance Co. ULC (Canada), Sub. Global Notes, 5.70%, 01/05/16	4,490,000	4,602,250
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.67%, 08/15/14	1,000,000	1,119,075
Texas Eastern Transmission LP, Sr. Unsec. Notes, 7.00%, 07/15/32	2,700,000	3,302,374
Williams Partners L.P./Williams Partners Finance Corp., Sr. Unsec. Global Notes, 7.25%, 02/01/17	3,500,000	4,195,384

		20,499,991

Other Diversified Financial Services—9.19%
Bank of America Corp., Sr. Unsec. Global Notes, 3.70%, 09/01/15	3,620,000	3,579,924
5.75%, 12/01/17	890,000	927,084

	Principal
	Amount	Value
Other Diversified Financial Services—(continued)
7.63%, 06/01/19	$2,920,000	$3,339,838
Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	6,475,000	6,661,102
Bear Stearns Cos. LLC (The), Sr. Unsec. Global Notes, 6.40%, 10/02/17	1,980,000	2,268,616
Unsec. Sub. Notes, 5.55%, 01/22/17	3,080,000	3,337,512
Citigroup Inc., Sr. Unsec. Global Notes, 6.13%, 05/15/18	4,100,000	4,490,581
8.50%, 05/22/19	5,805,000	7,127,422
5.88%, 05/29/37	7,390,000	7,130,343
Sr. Unsec. Notes, 8.13%, 07/15/39	2,060,000	2,513,396
ERAC USA Finance LLC, Sr. Unsec. Bonds, 5.25%, 10/01/20(b)	1,065,000	1,127,046
Sr. Unsec. Gtd. Notes, 5.80%, 10/15/12(b)	450,000	484,009
2.75%, 07/01/13(b)	1,820,000	1,864,542
General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes, 5.50%, 01/08/20	1,105,000	1,187,011
JPMorgan Chase Capital XXVII- Series AA, Jr. Unsec. Gtd. Sub. Notes, 7.00%, 11/01/39	8,175,000	8,375,461
Merrill Lynch & Co., Inc., Sr. Gtd. Unsec. Medium-Term Notes, 6.88%, 04/25/18	5,310,000	5,812,894
Unsec. Gtd. Unsub. Global Bonds, 7.75%, 05/14/38	2,850,000	3,045,224
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Gtd. Notes, 1.90%, 11/01/15	1,000,000	990,199

		64,262,204

Packaged Foods & Meats—1.09%
Grupo Bimbo SAB de CV (Mexico), Sr. Unsec. Gtd. Notes, 4.88%, 06/30/20(b)	1,780,000	1,830,828
Kraft Foods Inc., Sr. Unsec. Global Notes, 6.88%, 02/01/38	1,030,000	1,229,460
Sr. Unsec. Notes, 6.88%, 01/26/39	3,795,000	4,553,304

		7,613,592

Paper Products—0.78%
Georgia-Pacific LLC, Sr. Unsec. Notes, 8.25%, 05/01/16(b)	390,000	438,750
International Paper Co., Sec. Global Notes, 7.50%, 08/15/21	2,675,000	3,198,161
Sr. Unsec. Notes, 9.38%, 05/15/19	1,385,000	1,808,290

		5,445,201

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value
Pharmaceuticals—0.08%
Wyeth, Sr. Unsec. Notes, 6.45%, 02/01/24	$435,000	$537,167

Property & Casualty Insurance—1.12%
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	4,190,000	4,743,491
W.R. Berkley Corp., Sr. Unsec. Notes, 5.38%, 09/15/20	300,000	304,973
XL Group Plc (Cayman Islands), Sr. Unsec. Global Notes, 5.25%, 09/15/14	2,640,000	2,809,956

		7,858,420

Railroads—1.45%
Canadian Pacific Railway Co. (Canada), Sr. Unsec. Notes, 4.45%, 03/15/23	765,000	772,804
CSX Corp., Sr. Unsec. Global Notes, 6.15%, 05/01/37	2,615,000	2,804,911
Sr. Unsec. Notes, 3.70%, 10/30/20	550,000	536,677
5.50%, 04/15/41	1,680,000	1,663,083
Union Pacific Corp., Sr. Unsec. Notes, 4.00%, 02/01/21	3,850,000	3,930,333
6.25%, 05/01/34	365,000	409,138

		10,116,946

Regional Banks—1.23%
Nationwide Building Society (United Kingdom), Notes, 6.25%, 02/25/20(b)	3,630,000	3,953,717
Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	4,940,000	4,643,600

		8,597,317

Reinsurance—0.37%
Reinsurance Group of America, Inc., Sr. Unsec. Notes, 6.45%, 11/15/19	2,400,000	2,619,048

Research & Consulting Services—0.59%
Novant Health Inc., Sr. Unsec. Gtd. Medium-Term Notes, 5.85%, 11/01/19	3,750,000	4,113,227

Restaurants—0.48%
Yum! Brands Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/37	2,920,000	3,361,987

Retail REIT’s—0.66%
WEA Finance LLC/WT Finance Australia Pty Ltd., Sr. Unsec. Notes, 6.75%, 09/02/19(b)	3,950,000	4,597,267

	Principal
	Amount	Value
Soft Drinks—0.25%
Coca Cola Enterprises Inc., Sr. Unsec. Notes, 1.13%, 11/12/13	$1,750,000	$1,744,070
Specialized Finance—0.96%
Moody’s Corp., Sr. Unsec. Notes, 5.50%, 09/01/20	3,785,000	3,853,605
NASDAQ OMX Group Inc. (The), Sub. Notes, 5.55%, 01/15/20	2,775,000	2,879,950

		6,733,555

Specialized REIT’s—1.30%
Entertainment Properties Trust, Sr. Unsec. Gtd. Notes, 7.75%, 07/15/20(b)	4,200,000	4,428,461
Health Care REIT Inc., Sr. Notes, 4.95%, 01/15/21	3,000,000	2,976,731
Plum Creek Timberlands LP, Sr. Unsec. Notes, 4.70%, 03/15/21	1,715,000	1,685,247

		9,090,439

Steel—1.79%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 9.85%, 06/01/19	2,840,000	3,605,730
Sr. Unsec. Global Notes, 3.75%, 08/05/15	3,220,000	3,289,456
7.00%, 10/15/39	2,170,000	2,203,548
Vale Overseas Ltd. (Cayman Islands), Sr. Unsec. Global Notes, 5.63%, 09/15/19	2,030,000	2,201,154
Sub. Global Notes, 6.88%, 11/10/39	1,120,000	1,239,178

		12,539,066

Systems Software—0.25%
Symantec Corp., Sr. Unsec. Notes, 4.20%, 09/15/20	1,830,000	1,753,528

Technology Distributors—0.63%
Avnet Inc., Sr. Unsec. Notes, 5.88%, 06/15/20	4,200,000	4,380,265

Textiles—0.14%
Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	945,000	968,625

Tobacco—0.44%
Altria Group Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	1,300,000	1,387,025
9.70%, 11/10/18	1,250,000	1,692,044

		3,079,069

Wireless Telecommunication Services—1.00%
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)	4,035,000	4,041,579

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value
Wireless Telecommunication Services—(continued)
Sable International Finance Ltd. (South Africa), Sr. Unsec. Medium-Term Notes, 7.75%, 02/15/17(b)	$1,890,000	$1,968,572
SBA Telecommunications Inc., Sr. Unsec. Global Notes, 8.25%, 08/15/19	920,000	1,012,000

		7,022,151

Total Bonds & Notes (Cost $625,003,210)		672,759,316

Municipal Obligations—2.57%
Alameda (County of) Joint Powers Authority (Build America Bonds); Series 2010 A, Lease RB, 7.05%, 12/01/44	1,770,000	1,748,831
California (State of); Series 2009, GO, 5.95%, 04/01/16	800,000	881,512
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57	1,890,000	1,887,070
Kentucky (State of) Asset / Liability Commission; Series 2010, Taxable General Fund RB, 3.17%, 04/01/18	2,990,000	2,975,199
New Jersey (State of) Transportation Trust Fund Authority (Build America Bonds); Series 2010 C, Taxable RB, 5.75%, 12/15/28	3,425,000	3,358,658
New York (City of) Municipal Water Finance Atuhority (Build America Bonds); Series 2010 GG, Water & Sewer System Second General Resolution RB, 5.72%, 06/15/42	1,580,000	1,576,287
New York (City of) Transitional Finance Authority (Build America Bonds); Series 2010, Taxable RB, 5.57%, 11/01/38	1,770,000	1,772,903
Texas (State of) Transportation Commission (Build America Bonds); Series 2010 B, Taxable First Tier RB, 5.18%, 04/01/30	3,725,000	3,764,783

Total Municipal Obligations (Cost $18,076,043)		17,965,243

Asset-Backed Securities—1.82%
Collateralized Mortgage Obligations—1.82%
Bear Stearns Commercial Mortgage Securities-Series 2007- T26, Class A4, Variable Rate, 5.47%, 01/12/45(c)	2,575,000	2,782,599

	Principal
	Amount	Value
Collateralized Mortgage Obligations—(continued)
Commercial Mortgage Pass Through Ctfs.-Series 2007-FL14, Class A1, Floating Rate Pass Through Ctfs., 0.34%, 06/15/22(b)(c)	$2,858,972	$2,780,917
GS Mortgage Securities Corp. II- Series 2010-C1, Class C, Variable Rate Pass Through Ctfs., 5.64%, 12/31/49(b)(c)	4,000,000	4,095,830
LB-UBS Commercial Mortgage Trust-Series 2006-C6, Class A4, 5.37%, 09/15/39	2,880,000	3,093,248

Total Asset-Backed Securities (Cost $11,407,987)		12,752,594

U.S. Treasury Securities—0.25%
U.S. Treasury Bills—0.25%
0.17%(d)(e) (Cost $1,748,777) 04/28/11	1,750	1,748,737

TOTAL INVESTMENTS—100.81% (Cost $656,236,017)		705,225,890

OTHER ASSETS LESS LIABILITIES—(0.81)%		(5,652,491)

NET ASSETS—100.00%		$699,573,399

Investment Abbreviations:

Ctfs.	— Certificates
Disc.	— Discounted
GO	— General Obligation
Gtd.	— Guaranteed
Jr.	— Junior
Pfd.	— Preferred
RB	— Revenue Bonds
REIT	— Real Estate Investment Trust
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
Unsec.	— Unsecured
Unsub.	— Unsubordinated
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2010 was $144,126,380, which represented 20.60% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2010.

(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 3.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
1.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Van Kampen Corporate Bond Fund

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
A.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
B.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

C.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

D.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
Invesco Van Kampen Corporate Bond Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended November 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

U.S. Treasury Securities	$—	$1,748,737	$—	$1,748,737

Corporate Debt Securities	—	672,759,316	—	672,759,316

Asset Backed Securities	—	12,752,594	—	12,752,594

Municipal Obligations	—	17,965,243	—	17,965,243

	$—	$705,225,890	$—	$705,225,890

Futures*	391,950	—	—	391,950

Total Investments	$391,950	$705,225,890	$—	$705,617,840

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments
Open Futures Contracts

				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Ultra Bonds	187	March 2011/Long	$24,707,375	$597,131
U.S. Treasury 5 Year Notes	1,592	March 2011/Long	190,803,688	519,033
U.S. Treasury 10 Year Notes	1,510	March 2011/Short	(187405,156)	(699,187)
U.S. Treasury 30 Year Bond	132	March 2011/Short	(16,801,125)	(25,027)

Total			$11,304,782	$391,950

Invesco Van Kampen Corporate Bond Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2010 was $198,767,269 and $259,650,617, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$49,603,965
Aggregate unrealized (depreciation) of investment securities	(1,737,060)

Net unrealized appreciation of investment securities	$47,866,905

Cost of investments for tax purposes is $657,358,985.
NOTE 5 — Subsequent Event
Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Van Kampen Corporate Bond Fund (the “Fund”) would acquire all of the assets and liabilities of Invesco Income Fund (the “Target Fund”) in exchange for shares of the Fund. The Agreement requires approval of the Target Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Van Kampen Corporate Bond Fund

Invesco Van Kampen High Yield Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us     VK-HYI-QTR-1   11/10   Invesco Advisers, Inc.

Schedule of Investments
November 30, 2010 (unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Corporate Bonds 97.6%
	Advertising 0.3%
$1,075	Lamar Media Corp.	7.875%	04/15/18	$1,143,531
220	Visant Corp. (a)	10.000	10/01/17	227,700

				1,371,231

	Aerospace & Defense 1.6%
210	Alliant Techsystems, Inc.	6.875	09/15/20	216,300
1,310	BE Aerospace, Inc.	6.875	10/01/20	1,349,300
1,730	Bombardier, Inc. (Canada) (a)	7.750	03/15/20	1,881,375
1,576	Hexcel Corp.	6.750	02/01/15	1,583,880
2,600	Triumph Group, Inc.	8.000	11/15/17	2,691,000

				7,721,855

	Airlines 2.4%
520	American Airlines Pass Through Trust 1991	10.180	01/02/13	527,467
648	Continental Airlines, Inc., Ser B	9.250	05/10/17	707,727
4,873	Continental Airlines, Inc., Ser C	7.339	04/19/14	4,970,793
2,843	Delta Air Lines, Inc. (a)	9.500	09/15/14	3,105,977
120	Inaer Aviation Finance, Ltd. (EUR) (Spain) (a)	9.500	08/01/17	145,641
665	UAL Corp.	6.636	01/02/24	685,853
1,416	UAL Corp. (a)	12.000	01/15/16	1,620,791

				11,764,249

	Alternative Carriers 0.3%
1,380	Inmarsat Finance PLC (United Kingdom) (a)	7.375	12/01/17	1,457,625

	Aluminum 1.1%
1,255	Century Aluminum Co.	8.000	05/15/14	1,310,691
3,912	Novelis, Inc. (Canada)	7.250	02/15/15	4,039,140

				5,349,831

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Schedule of Investments
November 30, 2010 (unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Apparel, Accessories & Luxury Goods 1.5%
$1,305	Hanesbrands, Inc. (a)	6.375%	12/15/20	$1,246,275
2,633	Oxford Industries, Inc.	11.375	07/15/15	2,968,707
840	Phillips-Van Heusen Corp.	7.375	05/15/20	903,000
2,555	Quiksilver, Inc.	6.875	04/15/15	2,433,638

				7,551,620

	Asset Management & Custody Banks 1.7%
200	Accellent, Inc. (a)	10.000	11/01/17	183,000
2,507	Apria Healthcare Group, Inc.	12.375	11/01/14	2,795,305
1,850	Travelport LLC (a)	9.000	03/01/16	1,813,000
1,535	Travelport LLC	9.875	09/01/14	1,531,163
2,145	Travelport LLC	11.875	09/01/16	2,209,350

				8,531,818

	Auto Parts & Equipment 0.4%
580	Allison Transmission, Inc. (a)	11.000	11/01/15	630,750
660	Tenneco, Inc. (a)	7.750	08/15/18	694,650
495	Tenneco, Inc.	8.125	11/15/15	524,700

				1,850,100

	Automobile Manufacturers 2.4%
3,147	Case New Holland, Inc.	7.750	09/01/13	3,383,025
1,150	Case New Holland, Inc. (a)	7.875	12/01/17	1,270,750
1,630	Ford Motor Credit Co., LLC	7.450	07/16/31	1,760,400
1,893	Ford Motor Credit Co., LLC	8.000	12/15/16	2,082,300
1,835	Ford Motor Credit Co., LLC	8.125	01/15/20	2,091,900
4,030	Motors Liquidation Co. (b)	8.375	07/15/33	1,299,675

				11,888,050

	Broadcasting 1.2%
1,030	Allbritton Communications Co.	8.000	05/15/18	1,024,850
600	CET 21 Spol SRO (EUR) (Czech Republic) (a)	9.000	11/01/17	792,460
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Schedule of Investments
November 30, 2010 (unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Broadcasting (continued)
$690	EN Germany Holdings BV (EUR) (Netherlands) (a)	10.750%	11/15/15	$873,264
105	ITV PLC (GBP) (United Kingdom)	5.375	10/19/15	163,322
175	ITV PLC (GBP) (United Kingdom) (c)	7.375	01/05/17	279,009
239	Kabel Deutschland GmbH (Germany)	10.625	07/01/14	249,468
570	Polish Television Holding BV (EUR) (Netherlands) (a) (g)	11.000/13.000	05/15/17	723,241
1,532	XM Satellite Radio Holdings, Inc. (a)	13.000	08/01/13	1,803,930

				5,909,544

	Building Products 4.1%
1,865	Associated Materials LLC (a)	9.125	11/01/17	1,906,962
1,055	Building Materials Corp. of America (a)	6.875	08/15/18	1,044,450
990	Building Materials Corp. of America (a)	7.500	03/15/20	1,015,987
1,105	Calcipar SA (EUR) (Luxemburg) (a) (d)	2.086	07/01/14	1,298,083
1,570	Gibraltar Industries, Inc., Ser B	8.000	12/01/15	1,554,300
1,140	Nortek, Inc. (a)	10.000	12/01/18	1,157,100
3,425	Nortek, Inc.	11.000	12/01/13	3,626,219
4,757	Ply Gem Industries, Inc.	11.750	06/15/13	5,054,312
855	Ply Gem Industries, Inc.	13.125	07/15/14	904,163
2,095	Roofing Supply Group LLC / Roofing Supply Finance, Inc. (a)	8.625	12/01/17	2,100,238
165	USG Corp. (a)	8.375	10/15/18	160,463
315	USG Corp. (a)	9.750	08/01/14	333,900

				20,156,177

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Schedule of Investments
November 30, 2010 (unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Cable & Satellite 1.2%
$2,156	CSC Holdings LLC	8.625%	02/15/19	$2,452,450
3,164	NTL Cable PLC (United Kingdom)	9.125	08/15/16	3,377,570
265	XM Satellite Radio, Inc. (a)	7.625	11/01/18	266,325

				6,096,345

	Casinos & Gaming 6.3%
2,259	Ameristar Casinos, Inc.	9.250	06/01/14	2,428,425
210	Boyd Gaming Corp. (a)	9.125	12/01/18	198,450
1,435	Great Canadian Gaming Co. (Canada) (a)	7.250	02/15/15	1,463,700
3,011	Harrah’s Operating Co., Inc.	5.625	06/01/15	2,273,305
480	Harrah’s Operating Co., Inc.	10.000	12/15/18	405,600
1,875	Harrah’s Operating Co., Inc.	11.250	06/01/17	2,048,437
725	Harrah’s Operating Co., Inc. (a)	12.750	04/15/18	705,062
1,158	Las Vegas Sands Corp.	6.375	02/15/15	1,181,160
620	Mandalay Resort Group	7.625	07/15/13	584,350
4,943	MGM Mirage, Inc.	6.750	04/01/13	4,745,280
4,657	MGM Mirage, Inc.	11.125	11/15/17	5,285,695
1,410	Pinnacle Entertainment, Inc.	8.625	08/01/17	1,519,275
215	Scientific Games Corp. (a)	8.125	09/15/18	218,225
1,741	Scientific Games International, Inc.	9.250	06/15/19	1,814,993
530	Seneca Gaming Corp. (a)	8.250	12/01/18	530,000
665	Snoqualmie Entertainment Authority (a) (d)	4.428	02/01/14	555,275
1,270	Snoqualmie Entertainment Authority (a)	9.125	02/01/15	1,193,800
805	Wynn Las Vegas LLC (e)	7.750	08/15/20	813,625
2,686	Wynn Las Vegas LLC	7.875	05/01/20	2,867,305

				30,831,962

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Schedule of Investments
November 30, 2010 (unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Coal & Consumable Fuels 0.3%
$630	Arch Coal, Inc.	7.250%	10/01/20	$677,250
545	Consol Energy, Inc. (a)	8.250	04/01/20	594,050

				1,271,300

	Commodity Chemicals 0.5%
2,357	Westlake Chemical Corp.	6.625	01/15/16	2,436,549

	Communications Equipment 0.7%
3,243	Hughes Network Systems LLC	9.500	04/15/14	3,324,075

	Computer & Electronics Retail 0.1%
315	Rent-A-Center, Inc. (a)	6.625	11/15/20	316,575

	Construction & Engineering 1.3%
630	Dycom Investments, Inc.	8.125	10/15/15	652,050
1,725	MasTec, Inc.	7.625	02/01/17	1,735,781
3,910	Tutor Perini Corp. (a)	7.625	11/01/18	3,958,875

				6,346,706

	Construction & Farm Machinery & Heavy Trucks 1.3%
710	Esco Corp. (a)	8.625	12/15/13	740,622
340	Manitowoc Co., Inc.	8.500	11/01/20	349,350
2,945	Navistar International Corp.	8.250	11/01/21	3,158,513
1,200	Oshkosh Corp.	8.500	03/01/20	1,323,000
605	Titan International, Inc. (a)	7.875	10/01/17	629,578

				6,201,063

	Construction Materials 1.1%
2,435	Cemex Finance LLC (a)	9.500	12/14/16	2,442,813
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Schedule of Investments
November 30, 2010 (unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Construction Materials (continued)
$2,930	Texas Industries, Inc. (a)	9.250%	08/15/20	$3,091,150

				5,533,963

	Consumer Finance 0.9%
2,730	Capital One Capital VI	8.875	05/15/40	2,876,737
1,490	National Money Mart Co. (Canada)	10.375	12/15/16	1,579,400

				4,456,137

	Data Processing & Outsourced Services 1.0%
405	Sungard Data Systems, Inc. (a)	7.375	11/15/18	400,950
405	Sungard Data Systems, Inc. (a)	7.625	11/15/20	402,975
2,360	Sungard Data Systems, Inc.	10.250	08/15/15	2,457,350
1,554	SunGard Data Systems, Inc.	10.625	05/15/15	1,705,515

				4,966,790

	Department Stores 1.2%
3,156	Macy’s Retail Holdings, Inc.	5.900	12/01/16	3,424,260
2,500	Sears Holdings Corp. (a)	6.625	10/15/18	2,318,750

				5,743,010

	Distillers & Vintners 0.5%
2,176	Constellation Brands, Inc.	7.250	05/15/17	2,344,640

	Diversified Banks 1.8%
1,645	Ally Financial, Inc. (a)	7.500	09/15/20	1,653,225
2,545	Ally Financial, Inc. (a)	8.000	03/15/20	2,614,988
1,910	Ally Financial, Inc.	8.000	11/01/31	1,967,300
1,820	TMD Friction Finance SA (EUR) (Luxembourg) (a)	10.750	05/15/17	2,456,950

				8,692,463

	Diversified Support Services 0.0%
200	Mobile Mini, Inc. (a)	7.875	12/01/20	205,750

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Schedule of Investments
November 30, 2010 (unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Drug Retail 0.3%
$1,350	General Nutrition Centers, Inc. (f)	5.750%	03/15/14	$1,333,125
	Electrical Components & Equipment 0.8%
1,127	Baldor Electric Co.	8.625	02/15/17	1,256,605
270	NXP BV / NXP Funding LLC (Netherlands) (a)	9.750	08/01/18	295,312
1,900	NXP BV/NXP Funding LLC (Netherlands)	7.875	10/15/14	1,959,470
380	Polypore International, Inc. (a)	7.500	11/15/17	381,900

				3,893,287

	Environmental & Facilities Services 0.2%
735	EnergySolutions, Inc. (a)	10.750	08/15/18	812,175

	Fertilizers & Agricultural Chemicals 0.7%
3,110	CF Industries, Inc.	7.125	05/01/20	3,459,875

	Food Retail 1.4%
2,345	R&R Ice Cream Ltd. (EUR) (United Kingdom) (a)	8.375	11/15/17	3,134,303
1,200	Simmons Foods, Inc. (a)	10.500	11/01/17	1,257,000
1,136	SUPERVALU, Inc.	7.500	11/15/14	1,133,160
1,558	SUPERVALU, Inc.	8.000	05/01/16	1,524,892

				7,049,355

	Forest Products 0.1%
170	Sino-Forest Corp. (Canada) (a)	6.250	10/21/17	170,092

	Gas Utilities 0.9%
1,485	Bord Gais Eireann (EUR) (Ireland)	5.750	06/16/14	1,843,635
1,380	Ferrellgas LP (a)	6.500	05/01/21	1,369,650
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Schedule of Investments
November 30, 2010 (unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Gas Utilities (continued)
$1,129	Suburban Propane Partners LLC	7.375%	03/15/20	$1,212,264

				4,425,549

	Health Care Equipment 0.2%
875	Fresenius US Finance II, Inc. (a)	9.000	07/15/15	999,688

	Health Care Facilities 4.0%
2,675	Community Health Systems, Inc.	8.875	07/15/15	2,808,750
385	Hanger Orthopedic Group, Inc. (a)	7.125	11/15/18	380,187
2,686	HCA, Inc.	5.750	03/15/14	2,632,280
3,029	HCA, Inc.	6.250	02/15/13	3,029,000
800	HCA, Inc.	6.375	01/15/15	790,000
1,019	HCA, Inc.	7.875	02/15/20	1,090,330
505	Health Management Associates, Inc.	6.125	04/15/16	512,575
760	Healthsouth Corp.	7.250	10/01/18	773,300
385	Healthsouth Corp.	7.750	09/15/22	391,738
780	Select Medical Corp. (d)	6.237	09/15/15	698,100
1,980	Sun Healthcare Group, Inc.	9.125	04/15/15	2,133,450
1,070	Tenet Healthcare Corp. (a)	8.000	08/01/20	1,049,269
1,300	Tenet Healthcare Corp.	9.250	02/01/15	1,378,000
1,915	Tenet Healthcare Corp.	10.000	05/01/18	2,135,225

				19,802,204

	Health Care Services 0.5%
385	DaVita, Inc.	6.375	11/01/18	384,037
1,500	DJO Finance LLC	10.875	11/15/14	1,642,500
370	Universal Hospital Services, Inc. (f)	8.500	06/01/15	379,250

				2,405,787

	Health Care Technology 0.0%
185	MedAssets, Inc. (a)	8.000	11/15/18	186,850

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Schedule of Investments
November 30, 2010 (unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Homebuilding 0.7%
$2,655	K Hovnanian Enterprises, Inc.	10.625%	10/15/16	$2,674,913
555	M/I Homes, Inc. (a)	8.625	11/15/18	557,775

				3,232,688

	Hotels, Resorts & Cruise Lines 0.5%
1,120	Carlson Wagonlit BV (EUR) (Netherlands) (a) (d)	6.795	05/01/15	1,352,049
1,150	Royal Caribbean Cruises Ltd. (Liberia)	6.875	12/01/13	1,227,625

				2,579,674

	Household Products 0.2%
1,081	Central Garden and Pet Co.	8.250	03/01/18	1,121,538

	Housewares & Specialties 0.0%
125	Jarden Corp.	6.125	11/15/22	121,875

	Independent Power Producers & Energy Traders 1.4%
1,261	AES Corp.	7.750	03/01/14	1,336,660
1,842	Calpine Corp. (Senior Secured Term Loan)	5.685	03/29/14	1,835,283
2,770	NRG Energy, Inc.	7.375	02/01/16	2,790,775
770	NRG Energy, Inc.	7.375	01/15/17	777,700

				6,740,418

	Industrial Conglomerates 0.8%
3,705	RBS Global, Inc.	8.500	05/01/18	3,816,150

	Industrial Gases 0.1%
566	Airgas, Inc.	7.125	10/01/18	623,307

	Industrial Machinery 0.2%
215	Mueller Water Products, Inc.	8.750	09/01/20	236,500
850	SPX Corp. (a)	6.875	09/01/17	890,375

				1,126,875

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Schedule of Investments
November 30, 2010 (unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Integrated Telecommunication Services 3.6%
$4,970	Intelsat Jackson Holdings SA (Luxembourg) (a)	7.250%	10/15/20	$4,982,425
490	Intelsat Jackson Holdings SA (Luxembourg)	9.500	06/15/16	519,400
1,115	Nordic Telephone Co., Holdings (Luxembourg) (a)	8.875	05/01/16	1,170,750
1,330	Qwest Communications International, Inc. (a)	7.125	04/01/18	1,394,838
405	Sunrise Communications Holdings SA (EUR) (Luxembourg) (a)	8.500	12/31/18	528,339
1,135	Telenet Finance Luxembourg SCA (EUR) (Luxumbourg) (a)	6.375	11/15/20	1,448,433
200	Wind Acquisition Finance SA (Luxembourg) (a)	7.250	02/15/18	198,113
440	Wind Acquisition Finance SA (EUR) (Luxembourg)	7.375	02/15/18	559,719
3,874	Wind Acquisition Finance SA (Luxembourg) (a)	11.750	07/15/17	4,245,904
2,368	Wind Acquisition Fin SA (Luxembourg) (a)	12.000	12/01/15	2,489,360

				17,537,281

	Investment Banking & Brokerage 0.3%
1,695	E*Trade Financial Corp.	7.875	12/01/15	1,678,050

	IT Consulting & Other Services 0.4%
1,741	Unisys Corp. (a)	14.250	09/15/15	2,089,200

	Leisure Facilities 0.5%
2,405	Universal City Development Partners Ltd.	8.875	11/15/15	2,549,300

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Schedule of Investments
November 30, 2010 (unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Leisure Products 0.0%
$215	Toys R US — Delaware, Inc. (a)	7.3750%	09/01/16	$221,988

	Life Sciences Tools & Services 0.2%
1,020	Patheon, Inc. (Canada) (a)	8.625	04/15/17	1,045,500

	Marine 0.2%
195	Hapag-Lloyd AG (EUR) (Germany) (a)	9.000	10/15/15	258,815
625	Stena AB (Sweden)	7.000	12/01/16	621,875

				880,690

	Metal & Glass Containers 0.8%
1,290	Ardagh Packaging Finance PLC (EUR) (Ireland) (a)	9.250	10/15/20	1,674,485
585	Ball Corp.	5.750	05/15/21	576,225
1,741	Owens-Brockway Glass Container, Inc.	7.375	05/15/16	1,871,575

				4,122,285

	Movies & Entertainment 0.8%
2,829	AMC Entertainment, Inc.	8.750	06/01/19	3,012,885
960	Cinemark USA, Inc.	8.625	06/15/19	1,034,400

				4,047,285

	Multi-Line Insurance 2.7%
805	American International Group, Inc.	6.400	12/15/20	802,915
2,675	American International Group, Inc. (c)	8.175	05/15/68	2,741,875
1,975	Crum & Forster Holdings Corp.	7.750	05/01/17	2,078,687
1,240	Hartford Financial Services Group, Inc. (c)	8.125	06/15/38	1,312,321
3,545	Liberty Mutual Group, Inc., Ser A (a)	7.800	03/15/37	3,580,450
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Schedule of Investments
November 30, 2010 (unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Multi-Line Insurance (continued)
$2,555	Nationwide Mutual Insurance Co. (a)	9.375%	08/15/39	$2,975,188

				13,491,436

	Multi-Sector Holdings 0.1%
645	Reynolds Group Issuer, Inc. (a)	7.125	04/15/19	654,675

	Office Services & Supplies 0.7%
1,010	IKON Office Solutions, Inc.	6.750	12/01/25	1,025,150
315	Interface, Inc. (a) (e)	7.625	12/01/18	319,725
1,741	Interface, Inc.	11.375	11/01/13	2,132,725

				3,477,600

	Oil & Gas Drilling 0.2%
870	Precision Drilling Corp. (Canada) (a)	6.625	11/15/20	887,400

	Oil & Gas Equipment & Services 1.0%
920	Bristow Group, Inc.	7.500	09/15/17	963,700
430	Calfrac Holdings LP (a)	7.500	12/01/20	430,806
565	Compagnie Generale de Geophysique SA (France)	7.500	05/15/15	581,950
1,020	Complete Production Services, Inc.	8.000	12/15/16	1,048,050
1,676	Key Energy Services, Inc.	8.375	12/01/14	1,776,560

				4,801,066

	Oil & Gas Exploration & Production 7.7%
550	Berry Petroleum Co.	6.750	11/01/20	547,250
2,140	Chaparral Energy, Inc.	8.875	02/01/17	2,102,550
625	Chesapeake Energy Corp.	6.625	08/15/20	628,906
115	Chesapeake Energy Corp.	6.875	11/15/20	118,306
1,545	Chesapeake Energy Corp.	9.500	02/15/15	1,734,262
1,921	Cimarex Energy Co.	7.125	05/01/17	2,014,649
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Schedule of Investments
November 30, 2010 (unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oil & Gas Exploration & Production (continued)
$480	Continental Resources, Inc. (a)	7.125%	04/01/21	$503,700
1,200	Continental Resources, Inc. (a)	7.375	10/01/20	1,284,000
750	Continental Resources, Inc.	8.250	10/01/19	830,625
1,460	Delta Petroleum Corp.	7.000	04/01/15	985,500
1,355	Encore Acquisition Co.	9.500	05/01/16	1,502,356
1,940	EXCO Resources, Inc.	7.500	09/15/18	1,845,425
4,409	Forest Oil Corp.	7.250	06/15/19	4,475,135
1,210	Harvest Operations Corp. (Canada) (a)	6.875	10/01/17	1,258,400
3,220	McMoRan Exploration Co.	11.875	11/15/14	3,542,000
601	Newfield Exploration Co.	7.125	05/15/18	632,553
1,155	Petrohawk Energy Corp.	7.250	08/15/18	1,149,225
2,600	Petrohawk Energy Corp.	7.875	06/01/15	2,707,250
3,565	Pioneer Natural Resources Co.	6.650	03/15/17	3,830,606
1,665	Plains Exploration & Production Co.	7.625	06/01/18	1,729,519
1,772	Plains Exploration & Production Co.	7.750	06/15/15	1,851,740
1,515	Range Resources Corp.	7.500	05/15/16	1,573,706
830	Whiting Petroleum Corp.	6.500	10/01/18	842,450

				37,690,113

	Oil & Gas Refining & Marketing 1.1%
1,155	Petroplus Finance Ltd. (Bermuda) (a)	6.750	05/01/14	1,062,600
2,050	Tesoro Corp.	6.500	06/01/17	2,037,188
2,675	United Refining Co.	10.500	08/15/12	2,404,156

				5,503,944

	Oil & Gas Storage & Transportation 2.7%
2,785	Copano Energy LLC	8.125	03/01/16	2,840,700
1,007	El Paso Corp.	6.875	06/15/14	1,082,525
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Schedule of Investments
November 30, 2010 (unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oil & Gas Storage & Transportation (continued)
$326	El Paso Corp.	12.000%	12/12/13	$400,165
615	Genesis Energy, LP (a)	7.875	12/15/18	611,925
2,960	Inergy LP	8.250	03/01/16	3,063,600
570	MarkWest Energy Partners LLC	6.750	11/01/20	574,275
2,635	MarkWest Energy Partners LLC	8.750	04/15/18	2,868,856
815	Overseas Shipholding Group, Inc.	8.125	03/30/18	835,375
1,190	Regency Energy Partners LP	6.875	12/01/18	1,212,313

				13,489,734

	Other Diversified Financial Services 4.0%
1,635	Cantor Fitzgerald, LP (a)	7.875	10/15/19	1,705,048
8,712	CCM Merger Corp. (Senior Secured Term Loan)	8.500	07/13/12	8,725,485
495	International Lease Finance Corp. (a)	6.500	09/01/14	522,968
1,240	International Lease Finance Corp. (a)	6.750	09/01/16	1,316,725
1,240	International Lease Finance Corp. (a)	7.125	09/01/18	1,320,600
3,809	International Lease Finance Corp. (a)	8.750	03/15/17	4,075,630
545	Pipe Holdings PLC (GBP) (United Kingdom) (a)	9.500	11/01/15	872,134
825	TVN Finance Corp. II AB (EUR) (Sweden) (a)	10.750	11/15/17	1,140,500

				19,679,090

	Packaged Foods & Meats 0.7%
1,030	Chiquita Brands International, Inc.	8.875	12/01/15	1,041,588
1,846	JBS USA Finance, Inc.	11.625	05/01/14	2,150,590

				3,192,178

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Schedule of Investments
November 30, 2010 (unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Paper Packaging 0.5%
$2,146	Cascades, Inc. (Canada)	7.875%	01/15/20	$2,274,760

	Paper Products 1.5%
570	Clearwater Paper Corp. (a)	7.125	11/01/18	599,925
2,599	Georgia-Pacific LLC (a)	8.250	05/01/16	2,923,875
800	Mercer International, Inc. (a)	9.500	12/01/17	813,000
1,000	Neenah Paper, Inc.	7.375	11/15/14	1,016,250
1,060	P.H. Glatfelter Co.	7.125	05/01/16	1,087,702
715	Sappi Papier Holding AG (Austria) (a)	6.750	06/15/12	718,539

				7,159,291

	Personal Products 0.3%
520	NBTY, Inc. (a)	9.000	10/01/18	548,600
295	Sabra Health Care LP (a)	8.125	11/01/18	299,056

				847,656

	Pharmaceuticals 0.8%
1,110	Axcan Intermediate Holdings, Inc.	12.750	03/01/16	1,165,500
860	Elan Finance PLC (Ireland) (a)	8.750	10/15/16	865,375
255	Endo Pharmaceuticals Holdings, Inc. (a)	7.000	12/15/20	258,825
800	Mylan, Inc. (a)	6.000	11/15/18	780,000
210	Valeant Pharmaceuticals International (a)	6.750	10/01/17	207,375
410	Valeant Pharmaceuticals International (a)	6.875	12/01/18	401,800
205	Valeant Pharmaceuticals International (a)	7.000	10/01/20	200,387

				3,879,262

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Schedule of Investments
November 30, 2010 (unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Property & Casualty Insurance 0.2%
$1,305	XL Group PLC, Ser E (Ireland)	6.500%	12/29/49	$1,135,350

	Publishing 1.1%
275	Gannett Co., Inc.	8.750	11/15/14	306,625
2,780	Gannett Co., Inc.	9.375	11/15/17	3,071,900
1,210	Nielsen Finance LLC / Nielsen Finance Co. (g)	0.000/12.500	08/01/16	1,231,175
930	Nielsen Finance LLC / Nielsen Finance Co. (a)	7.750	10/15/18	950,925

				5,560,625

	Railroads 0.3%
1,430	Kansas City Southern de Mexico SA de CV (Mexico)	8.000	02/01/18	1,563,632

	Real Estate Services 0.3%
1,250	CB Richard Ellis Services, Inc. (a)	6.625	10/15/20	1,262,500

	Regional Banks 2.9%
75	CIT Group, Inc.	7.000	05/01/14	74,625
8,949	CIT Group, Inc.	7.000	05/01/17	8,792,392
2,315	Regions Financial Corp.	7.375	12/10/37	1,979,325
3,205	Zions Banc Corp.	5.500	11/16/15	3,140,900

				13,987,242

	Research & Consulting Services 0.2%
755	FTI Consulting, Inc. (a)	6.750	10/01/20	773,875

	Restaurants 0.0%
210	Dunkin Finance Corp. (a)	9.625	12/01/18	211,838

	Semiconductor Equipment 0.5%
2,365	Amkor Technology, Inc.	7.375	05/01/18	2,506,900

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Schedule of Investments
November 30, 2010 (unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Semiconductors 1.4%
$445	Advanced Micro Devices, Inc. (a)	7.750%	08/01/20	$459,462
2,855	Freescale Semiconductor, Inc. (f)	9.125	12/15/14	2,862,137
1,639	Freescale Semiconductor, Inc. (a)	9.250	04/15/18	1,725,048
1,655	Freescale Semiconductor, Inc. (a)	10.750	08/01/20	1,630,175

				6,676,822

	Specialized REIT’s 0.4%
1,205	Host Hotels & Resorts, Inc. (a)	6.000	11/01/20	1,183,912
925	Omega Healthcare Investors, Inc. (a)	6.750	10/15/22	913,438

				2,097,350

	Specialty Chemicals 1.4%
1,575	Ferro Corp.	7.875	08/15/18	1,645,875
3,760	Huntsman International LLC	7.375	01/01/15	3,835,200
1,450	PolyOne Corp.	7.375	09/15/20	1,488,063

				6,969,138

	Specialty Stores 0.6%
2,690	Michaels Stores, Inc. (g)	0.000/13.000	11/01/16	2,642,925
425	Michaels Stores, Inc. (a)	7.750	11/01/18	418,625

				3,061,550

	Steel 0.6%
965	AK Steel Corp.	7.625	05/15/20	972,237
650	Steel Dynamics, Inc.	7.750	04/15/16	687,375
835	United States Steel Corp.	7.000	02/01/18	828,738
315	United States Steel Corp.	7.375	04/01/20	316,575

				2,804,925

	Systems Software 1.6%
2,015	Allen Systems Group, Inc. (a)	10.500	11/15/16	2,027,594
6,607	Vangent, Inc.	9.625	02/15/15	5,995,852

				8,023,446

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Schedule of Investments
November 30, 2010 (unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Textiles 0.5%
$2,470	Levi Strauss & Co.	7.625%	05/15/20	$2,531,750

	Tires & Rubber 0.5%
2,519	Cooper Tire & Rubber Co.	8.000	12/15/19	2,632,355

	Trading Companies & Distributors 0.9%
1,545	Ashtead Capital, Inc. (a)	9.000	08/15/16	1,599,075
2,865	H&E Equipment Services, Inc.	8.375	07/15/16	2,907,975

				4,507,050

	Trucking 0.7%
2,480	Avis Budget Car Rental LLC (a)	8.250	01/15/19	2,424,200
1,055	Hertz Corp. (a)	7.500	10/15/18	1,070,825

				3,495,025

	Wireless Telecommunication Services 4.5%
4,545	Clearwire Communications LLC (a)	12.000	12/01/15	4,851,787
1,790	Cricket Communications, Inc.	7.750	05/15/16	1,850,413
1,660	Cricket Communications, Inc. (a)	7.750	10/15/20	1,543,800
820	Digicel Group Ltd. (Bermuda) (a)	8.875	01/15/15	835,375
1,480	Digicel Ltd. (Bermuda) (a)	8.250	09/01/17	1,576,200
1,520	MetroPCS Wireless, Inc.	6.625	11/15/20	1,451,600
1,000	MetroPCS Wireless, Inc.	7.875	09/01/18	1,035,625
1,385	SBA Telecommunications, Inc.	8.250	08/15/19	1,523,500
620	Sprint Capital Corp.	6.875	11/15/28	526,225
4,432	Sprint Capital Corp.	6.900	05/01/19	4,238,100
2,750	Sprint Nextel Corp.	8.375	08/15/17	2,866,875

				22,299,500

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Schedule of Investments
November 30, 2010 (unaudited)

	Shares	Value

Total Corporate Bonds 97.6%		479,520,597

Equities 1.4%
Ally Financial, Inc. (a)	3,401	3,036,668
Citigroup Capital XIII	96,725	2,554,749
General Motors Co.	23,800	1,206,660
HF Holdings, Inc. (h)	36,820	0
Hosiery Corp. of America, Inc., Class A (h)	1,000	0
Ventelo, Inc. (United Kingdom) (a) (h)	73,021	$0

Total Equities 1.4%		6,798,077

Total Investments 99.0% (Cost $471,043,716)		486,318,674
Foreign Currency 0.9% (Cost $4,677,128)		4,475,256
Other Assets in Excess of Liabilities 0.1%		631,953

Net Assets 100.0%		$491,425,883

Currency Abbreviations:

EUR	—	Euro
GBP	—	Great Britain Pound
Notes to Schedule of Investments:
Percentages are calculated as a percentage of net assets.

(a)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2010 was $1,299,675, which represented 0.26% of the Fund’s Net Assets.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Schedule of Investments
November 30, 2010 (unaudited)

(c)	Variable Rate Coupon

(d)	Floating Rate Coupon

(e)	Security purchased on a when-issued or delayed delivery basis.

(f)	Payment-in-kind security.

(g)	Security Is a “step-up” bond where the coupon increases or steps down at a predetermined date.

(h)	Non-income producing security.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees.
Invesco Van Kampen High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment
Invesco Van Kampen High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco Van Kampen High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
F.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$479,520,597	$—	$479,520,597

Equities	1,206,660	5,591,417	—	6,798,077

Total Investments in an Asset Position	$1,206,660	$485,112,014	$—	$486,318,674

Invesco Van Kampen High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2010 was $191,416,508 and $183,652,718, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$22,046,527

Aggregate unrealized (depreciation) of investment securities	(10,094,855)

Net unrealized appreciation of investment securities	$11,951,672

Cost of investments for tax purposes is $474,367,002.
Invesco Van Kampen High Yield Fund

NOTE 4 — Subsequent Event
     Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco High Yield Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Van Kampen High Yield Fund

Item 2. Controls and Procedures.
(a)	As of December 14, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 14, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: January 28, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: January 28, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: January 28, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.